AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 81.5%
Affiliated Mutual Fund — 10.3%
AST PGIM Fixed Income Central Portfolio* (cost $1,383,977,420)(wd)	138,010,325	$1,406,325,208
Common Stocks — 56.3%
Aerospace & Defense — 1.0%
AAR Corp.*	2,200	120,010
AerSale Corp.*	16,500	284,130
Airbus SE (France)	21,252	2,838,577
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	188,644	511,323
Austal Ltd. (Australia)	622,182	719,035
Axon Enterprise, Inc.*(a)	369	82,970
BAE Systems PLC (United Kingdom)	201,658	2,439,283
Boeing Co. (The)*	35,863	7,618,377
BWX Technologies, Inc.	1,366	86,113
Curtiss-Wright Corp.	933	164,451
Dassault Aviation SA (France)	1,666	329,585
General Dynamics Corp.	71,874	16,402,366
HEICO Corp.	73	12,486
HEICO Corp. (Class A Stock)	121	16,444
Hexcel Corp.	61,746	4,214,165
Howmet Aerospace, Inc.	247,333	10,479,499
Huntington Ingalls Industries, Inc.	1,460	302,249
Korea Aerospace Industries Ltd. (South Korea)	437	15,959
L3Harris Technologies, Inc.	8,459	1,659,994
Lockheed Martin Corp.	22,569	10,669,043
Mercury Systems, Inc.*	1,206	61,651
Moog, Inc. (Class A Stock)	13,700	1,380,275
MTU Aero Engines AG (Germany)	14,775	3,697,295
Northrop Grumman Corp.	21,709	10,023,479
Parsons Corp.*(a)	48,000	2,147,520
QinetiQ Group PLC (United Kingdom)	135,540	544,524
Raytheon Technologies Corp.	461,152	45,160,615
Safran SA (France)	32,665	4,835,618
Spirit AeroSystems Holdings, Inc. (Class A Stock)(a)	11,561	399,201
Textron, Inc.(a)	121,659	8,592,775
Thales SA (France)	7,566	1,118,609
TransDigm Group, Inc.	1,794	1,322,268
V2X, Inc.*	18,400	730,848
Woodward, Inc.	1,444	140,602
		139,121,339
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.(a)	4,572	454,320
Deutsche Post AG (Germany)	13,096	613,360
DSV A/S (Denmark)	17,172	3,329,609
Expeditors International of Washington, Inc.	5,770	635,392
FedEx Corp.	85,063	19,436,045
GXO Logistics, Inc.*	2,305	116,310
Hub Group, Inc. (Class A Stock)*	9,600	805,824
Hyundai Glovis Co. Ltd. (South Korea)	4,687	572,400
SBS Holdings, Inc. (Japan)	62,200	1,580,464
United Parcel Service, Inc. (Class B Stock)	52,715	10,226,183
	Shares	Value
Common Stocks (continued)
Air Freight & Logistics (cont’d.)
YTO Express Group Co. Ltd. (China) (Class A Stock)	18,900	$50,325
		37,820,232
Automobile Components — 0.2%
Adient PLC*	25,600	1,048,576
Aptiv PLC*	31,893	3,578,076
BorgWarner, Inc.	189,224	9,292,790
Dana, Inc.	69,600	1,047,480
Gentex Corp.	5,748	161,116
Goodyear Tire & Rubber Co. (The)*(a)	144,700	1,594,594
Hankook Tire & Technology Co. Ltd. (South Korea)	21,855	584,579
Hyundai Mobis Co. Ltd. (South Korea)	5,402	897,217
Johnson Electric Holdings Ltd. (Hong Kong)	497,000	564,261
Lear Corp.(a)	1,437	200,447
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	55,442	2,398,975
Modine Manufacturing Co.*	78,900	1,818,645
Press Kogyo Co. Ltd. (Japan)	159,800	601,760
QuantumScape Corp.*(a)	6,315	51,657
Toyota Boshoku Corp. (Japan)	33,600	543,659
TPR Co. Ltd. (Japan)	226,200	2,290,250
Visteon Corp.*	18,000	2,822,940
		29,497,022
Automobiles — 1.2%
Astra International Tbk PT (Indonesia)	130,000	52,090
Bayerische Motoren Werke AG (Germany)	114,012	12,495,563
BYD Co. Ltd. (China) (Class H Stock)	14,500	426,534
Ferrari NV (Italy)	38,593	10,458,078
Ford Motor Co.	216,616	2,729,361
General Motors Co.	528,400	19,381,712
Harley-Davidson, Inc.	3,292	124,997
Honda Motor Co. Ltd. (Japan)	93,600	2,475,829
Hyundai Motor Co. (South Korea)	6,879	978,693
Kia Corp. (South Korea)	16,425	1,025,053
Lucid Group, Inc.*	798	6,416
Mahindra & Mahindra Ltd. (India)	72,143	1,019,484
Mazda Motor Corp. (Japan)	187,300	1,727,654
Mercedes-Benz Group AG (Germany)	109,619	8,430,007
Mitsubishi Motors Corp. (Japan)*	39,700	156,450
Rivian Automotive, Inc. (Class A Stock)*(a)	12,718	196,875
Stellantis NV	671,928	12,219,871
Suzuki Motor Corp. (Japan)	22,500	819,392
Tesla, Inc.*	427,443	88,677,325
Thor Industries, Inc.(a)	1,265	100,745
Toyota Motor Corp. (Japan)	201,000	2,861,317
Trigano SA (France)	1,385	180,427
Volkswagen AG (Germany)	2,171	372,381
		166,916,254
Banks — 2.6%
77 Bank Ltd. (The) (Japan)	40,800	666,663
A1

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
ABN AMRO Bank NV (Netherlands), 144A, CVA	99,122	$1,571,823
Absa Group Ltd. (South Africa)	21,777	222,589
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	8,204	22,314
Agricultural Bank of China Ltd. (China) (Class H Stock)	268,000	99,247
Akbank TAS (Turkey)	539,301	477,195
Amalgamated Financial Corp.	16,800	297,192
Ameris Bancorp	31,000	1,133,980
ANZ Group Holdings Ltd. (Australia)	667,798	10,290,850
Arab National Bank (Saudi Arabia)	2,993	20,664
Associated Banc-Corp.(a)	65,400	1,175,892
Axis Bank Ltd. (India)	11,648	122,033
Axos Financial, Inc.*	19,700	727,324
Banc of California, Inc.	50,700	635,271
Banco BPM SpA (Italy)	92,074	359,673
Banco Bradesco SA (Brazil)	25,412	59,463
Banco de Chile (Chile)	240,056	23,312
Banco del Bajio SA (Mexico), 144A	233,500	849,385
Banco do Brasil SA (Brazil)	180,400	1,393,100
Bancolombia SA (Colombia)	4,987	37,469
Bancorp, Inc. (The)*	24,600	685,110
Bank Central Asia Tbk PT (Indonesia)	6,665,639	3,899,693
Bank Leumi Le-Israel BM (Israel)	625,017	4,728,120
Bank Mandiri Persero Tbk PT (Indonesia)	1,363,017	938,637
Bank Negara Indonesia Persero Tbk PT (Indonesia)	40,000	25,030
Bank of America Corp.	863,383	24,692,754
Bank of Chengdu Co. Ltd. (China) (Class A Stock)	4,300	8,486
Bank of China Ltd. (China) (Class H Stock)	453,000	173,665
Bank of Communications Co. Ltd. (China) (Class H Stock)	52,000	32,703
Bank of Georgia Group PLC (Georgia)	12,512	424,946
Bank of Hangzhou Co. Ltd. (China) (Class A Stock)	4,700	7,941
Bank of Hawaii Corp.(a)	969	50,466
Bank of Jiangsu Co. Ltd. (China) (Class A Stock)	64,500	65,963
Bank of Nanjing Co. Ltd. (China) (Class A Stock)	46,400	60,501
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	29,600	799,200
Bank of Suzhou Co. Ltd. (China) (Class A Stock)	57,800	58,576
Bank OZK(a)	2,736	93,571
BankUnited, Inc.(a)	15,245	344,232
Banner Corp.	3,000	163,110
Barclays PLC (United Kingdom)	5,947,324	10,704,619
BayCom Corp.	16,200	276,696
BNK Financial Group, Inc. (South Korea)	18,944	95,033
BOK Financial Corp.	711	60,016
BPER Banca (Italy)	256,575	631,284
Brookline Bancorp, Inc.	9,600	100,800
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Byline Bancorp, Inc.	16,700	$361,054
Cadence Bank	62,400	1,295,424
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	1,562,000	785,783
China Construction Bank Corp. (China) (Class H Stock)	1,009,000	653,020
China Merchants Bank Co. Ltd. (China) (Class H Stock)	73,500	373,234
China Zheshang Bank Co. Ltd. (China) (Class A Stock)	155,800	64,879
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class A Stock)	99,400	53,097
Citigroup, Inc.	450,835	21,139,653
Citizens Financial Group, Inc.	259,056	7,867,531
Coastal Financial Corp.*	8,600	309,686
Columbia Banking System, Inc.	4,897	104,894
Comerica, Inc.	5,696	247,320
Commerce Bancshares, Inc.	2,783	162,388
Commonwealth Bank of Australia (Australia)	3,129	206,594
ConnectOne Bancorp, Inc.	30,600	541,008
Credit Agricole SA (France)	46,684	526,651
Cullen/Frost Bankers, Inc.	1,425	150,110
Customers Bancorp, Inc.*(a)	47,000	870,440
DBS Group Holdings Ltd. (Singapore)	20,100	499,721
Dime Community Bancshares, Inc.	4,600	104,512
DNB Bank ASA (Norway)	61,456	1,099,801
East West Bancorp, Inc.(a)	80,328	4,458,204
Eastern Bankshares, Inc.	32,315	407,815
Emirates NBD Bank PJSC (United Arab Emirates)	13,012	46,564
Enterprise Financial Services Corp.	6,500	289,835
Erste Group Bank AG (Austria)	5,635	186,684
Eurobank Ergasias Services and Holdings SA (Greece)*	16,540	21,915
Fifth Third Bancorp	29,867	795,657
Financial Institutions, Inc.	42,800	825,184
First BanCorp. (Puerto Rico)	57,800	660,076
First Citizens BancShares, Inc. (Class A Stock)	202	196,566
First Commonwealth Financial Corp.	7,700	95,711
First Financial Corp.	2,600	97,448
First Foundation, Inc.	78,600	585,570
First Hawaiian, Inc.	3,128	64,531
First Horizon Corp.	12,949	230,233
First Internet Bancorp	30,400	506,160
First Interstate BancSystem, Inc. (Class A Stock)(a)	6,700	200,062
First Republic Bank	7,893	110,423
FNB Corp.	8,540	99,064
Fulton Financial Corp.	13,200	182,424
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	15,900	133,871
Haci Omer Sabanci Holding A/S (Turkey)	173,445	358,720
Hana Financial Group, Inc. (South Korea)	25,331	793,341
Hanmi Financial Corp.	23,700	440,109

A2

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
HDFC Bank Ltd. (India), ADR	87,330	$5,822,291
Heartland Financial USA, Inc.	26,400	1,012,704
Hilltop Holdings, Inc.	10,811	320,762
HomeTrust Bancshares, Inc.	26,600	654,094
Hope Bancorp, Inc.	97,600	958,432
Horizon Bancorp, Inc.	45,400	502,124
HSBC Holdings PLC (United Kingdom)	792,059	5,383,232
Huaxia Bank Co. Ltd. (China) (Class A Stock)	85,900	67,310
Huntington Bancshares, Inc.	62,700	702,240
ICICI Bank Ltd. (India)	5,974	63,841
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	351,000	186,535
Industrial Bank Co. Ltd. (China) (Class A Stock)	9,200	22,642
Industrial Bank of Korea (South Korea)	434,769	3,381,247
ING Groep NV (Netherlands)	706,452	8,389,362
International Bancshares Corp.	11,500	492,430
Intesa Sanpaolo SpA (Italy)	418,000	1,072,773
JPMorgan Chase & Co.	450,372	58,687,975
KB Financial Group, Inc. (South Korea)	14,275	521,354
KBC Group NV (Belgium)	19,246	1,322,408
KeyCorp	40,570	507,936
Komercni Banka A/S (Czech Republic)	396	13,140
Krung Thai Bank PCL (Thailand)	227,400	109,808
Lloyds Banking Group PLC (United Kingdom)	14,868,814	8,742,098
M&T Bank Corp.	7,834	936,711
Mediobanca Banca di Credito Finanziario SpA (Italy)	100,438	1,009,294
Metropolitan Bank & Trust Co. (Philippines)	9,490	10,235
Metropolitan Bank Holding Corp.*	6,100	206,729
MidWestOne Financial Group, Inc.	36,500	891,330
MVB Financial Corp.	6,200	127,968
National Bank Holdings Corp. (Class A Stock)	6,000	200,760
National Bank of Greece SA (Greece)*	3,570	17,382
National Bank of Kuwait SAKP (Kuwait)	103,851	358,276
NatWest Group PLC (United Kingdom)	610,911	1,993,421
New York Community Bancorp, Inc.	16,380	148,075
Nordea Bank Abp (Finland)	703,042	7,507,290
NU Holdings Ltd. (Brazil) (Class A Stock)*(a)	450,193	2,142,919
OFG Bancorp (Puerto Rico)	39,100	975,154
Old National Bancorp(a)	63,100	909,902
Oversea-Chinese Banking Corp. Ltd. (Singapore)	733,500	6,837,531
PacWest Bancorp(a)	265,446	2,582,790
Pathward Financial, Inc.	8,100	336,069
Peapack-Gladstone Financial Corp.	4,700	139,214
Ping An Bank Co. Ltd. (China) (Class A Stock)	41,100	74,881
Pinnacle Financial Partners, Inc.	11,779	649,730
PNC Financial Services Group, Inc. (The)	111,667	14,192,876
Popular, Inc. (Puerto Rico)(a)	28,746	1,650,308
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Prosperity Bancshares, Inc.(a)	2,142	$131,776
QCR Holdings, Inc.	2,200	96,602
Raiffeisen Bank International AG (Austria)*	31,344	481,168
Regions Financial Corp.	40,703	755,448
Renasant Corp.	13,500	412,830
Republic Bancorp, Inc. (Class A Stock)	5,000	212,150
Saudi British Bank (The) (Saudi Arabia)	5,681	53,526
Sberbank of Russia PJSC (Russia)*^	83,328	—
Shanghai Pudong Development Bank Co. Ltd. (China) (Class A Stock)	69,000	72,201
Shanghai Rural Commercial Bank Co. Ltd. (China) (Class A Stock)	78,500	65,824
Shinhan Financial Group Co. Ltd. (South Korea)	26,886	730,367
Simmons First National Corp. (Class A Stock)	51,600	902,484
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)*	321,617	3,550,095
SpareBank 1 Nord Norge (Norway)	161,350	1,361,699
SpareBank 1 SMN (Norway)	138,237	1,633,073
Standard Bank Group Ltd. (South Africa)	8,498	82,395
Standard Chartered PLC (United Kingdom)	289,812	2,196,505
State Bank of India (India)	11,220	71,724
Suruga Bank Ltd. (Japan)	481,000	1,685,854
Swedbank AB (Sweden) (Class A Stock)(a)	342,448	5,631,428
Sydbank A/S (Denmark)	3,250	146,124
Synovus Financial Corp.	3,524	108,645
Truist Financial Corp.	612,758	20,895,048
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	1,122,450	759,905
U.S. Bancorp	61,051	2,200,889
UniCredit SpA (Italy)	676,621	12,752,863
Univest Financial Corp.	12,500	296,750
Valley National Bancorp(a)	145,700	1,346,268
Veritex Holdings, Inc.	44,000	803,440
Washington Federal, Inc.(a)	35,100	1,057,212
Webster Financial Corp.	4,231	166,786
Wells Fargo & Co.	736,486	27,529,847
WesBanco, Inc.	10,700	328,490
Western Alliance Bancorp	21,902	778,397
Wintrust Financial Corp.	25,838	1,884,882
Woori Financial Group, Inc. (South Korea)	499,201	4,391,311
WSFS Financial Corp.	4,604	173,156
Yapi ve Kredi Bankasi A/S (Turkey)	16,248	8,138
Zions Bancorp NA	6,454	193,168
		357,293,609
Beverages — 0.7%
Arca Continental SAB de CV (Mexico)	3,300	29,920
Boston Beer Co., Inc. (The) (Class A Stock)*	16	5,259
Brown-Forman Corp. (Class A Stock)	457	29,792
Brown-Forman Corp. (Class B Stock)	5,535	355,734

A3

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Coca-Cola Co. (The)	546,007	$33,868,814
Coca-Cola Consolidated, Inc.	4,400	2,354,352
Coca-Cola Femsa SAB de CV (Mexico), UTS	37,050	297,778
Constellation Brands, Inc. (Class A Stock)	6,979	1,576,486
Diageo PLC (United Kingdom)	11,180	498,960
Heineken Holding NV (Netherlands)	13,513	1,239,793
Heineken NV (Netherlands)	18,570	1,995,362
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (China) (Class A Stock)	400	9,600
Keurig Dr. Pepper, Inc.	37,749	1,331,785
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	2,043	539,584
Molson Coors Beverage Co. (Class B Stock)	7,850	405,688
Monster Beverage Corp.*	16,322	881,551
National Beverage Corp.*(a)	4,800	253,056
PepsiCo, Inc.	225,432	41,096,254
Pernod Ricard SA (France)	25,404	5,752,251
Primo Water Corp.	43,500	667,725
Remy Cointreau SA (France)	9,770	1,778,954
Varun Beverages Ltd. (India)	24,925	421,729
		95,390,427
Biotechnology — 1.1%
3SBio, Inc. (China), 144A	214,000	212,978
AbbVie, Inc.	204,930	32,659,694
ACADIA Pharmaceuticals, Inc.*	10,200	191,964
Alkermes PLC*	52,600	1,482,794
Allogene Therapeutics, Inc.*	73,800	364,572
Amgen, Inc.	81,174	19,623,815
Amicus Therapeutics, Inc.*	195,600	2,169,204
Apellis Pharmaceuticals, Inc.*(a)	14,142	932,806
Arcutis Biotherapeutics, Inc.*(a)	10,379	114,169
Argenx SE (Netherlands), ADR*	8,602	3,204,933
Avid Bioservices, Inc.*(a)	25,387	476,260
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (China) (Class A Stock)	4,000	67,600
Biogen, Inc.*	26,882	7,474,003
BioMarin Pharmaceutical, Inc.*	68,120	6,623,989
CareDx, Inc.*	22,400	204,736
Catalyst Pharmaceuticals, Inc.*	159,150	2,638,707
Celldex Therapeutics, Inc.*	9,495	341,630
Chongqing Zhifei Biological Products Co. Ltd. (China) (Class A Stock)	600	7,168
Daan Gene Co. Ltd. (China) (Class A Stock)	17,700	41,488
Dynavax Technologies Corp.*	24,600	241,326
Eagle Pharmaceuticals, Inc.*	11,700	331,929
Enanta Pharmaceuticals, Inc.*	2,500	101,100
Exact Sciences Corp.*	3,504	237,606
Exelixis, Inc.*	1,040	20,186
FibroGen, Inc.*	86,100	1,606,626
Genmab A/S (Denmark)*	1,206	455,874
Gilead Sciences, Inc.	190,398	15,797,322
Horizon Therapeutics PLC*	4,244	463,190
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
ImmunoGen, Inc.*	261,388	$1,003,730
Immunovant, Inc.*	46,400	719,664
Incyte Corp.*	4,054	292,983
Insmed, Inc.*	22,500	383,625
Intercept Pharmaceuticals, Inc.*	63,300	850,119
Ionis Pharmaceuticals, Inc.*	280	10,007
Keros Therapeutics, Inc.*	5,000	213,500
Kiniksa Pharmaceuticals Ltd. (Class A Stock)*(a)	62,300	670,348
Kodiak Sciences, Inc.*(a)	74,700	463,140
Lexicon Pharmaceuticals, Inc.*	95,400	231,822
MacroGenics, Inc.*	26,400	189,288
MiMedx Group, Inc.*(a)	235,700	803,737
Mirati Therapeutics, Inc.*	1,096	40,749
Moderna, Inc.*(a)	14,358	2,205,102
Natera, Inc.*	170	9,438
Nkarta, Inc.*(a)	44,500	157,975
Organogenesis Holdings, Inc.*	145,500	309,915
Regeneron Pharmaceuticals, Inc.*	6,398	5,257,045
REGENXBIO, Inc.*	12,100	228,811
Syndax Pharmaceuticals, Inc.*	22,531	475,855
Ultragenyx Pharmaceutical, Inc.*	363	14,556
United Therapeutics Corp.*	27,494	6,157,556
Vanda Pharmaceuticals, Inc.*	250,300	1,699,537
Vaxcyte, Inc.*	3,940	147,671
Veracyte, Inc.*(a)	102,500	2,285,750
Vertex Pharmaceuticals, Inc.*	87,838	27,675,119
Vir Biotechnology, Inc.*(a)	44,200	1,028,534
		151,613,245
Broadline Retail — 1.2%
Alibaba Group Holding Ltd. (China)*	112,656	1,426,844
Alibaba Group Holding Ltd. (China), ADR*	6,993	714,545
Amazon.com, Inc.*	1,161,072	119,927,127
B&M European Value Retail SA (United Kingdom)	116,869	696,280
Central Retail Corp. PCL (Thailand)	13,600	17,851
Coupang, Inc. (South Korea)*	59,960	959,360
eBay, Inc.	22,260	987,676
Etsy, Inc.*(a)	6,571	731,549
Europris ASA (Norway), 144A	50,385	349,885
JD.com, Inc. (China), ADR	1,100	48,279
Kohl’s Corp.(a)	2,841	66,877
Macy’s, Inc.(a)	305,996	5,351,870
MercadoLibre, Inc. (Brazil)*	17,261	22,751,034
MINISO Group Holding Ltd. (China), ADR	600	10,644
momo.com, Inc. (Taiwan)	1,000	29,791
Next PLC (United Kingdom)	13,560	1,102,155
Nordstrom, Inc.	402	6,541
Ollie’s Bargain Outlet Holdings, Inc.*	1,448	83,897
Pan Pacific International Holdings Corp. (Japan)	28,000	541,695
PDD Holdings, Inc. (China), ADR*	17,750	1,347,225
Qurate Retail, Inc. (Class A Stock)*	341,500	337,334
Vipshop Holdings Ltd. (China), ADR*	4,200	63,756
Wesfarmers Ltd. (Australia)	71,427	2,414,126

A4

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Broadline Retail (cont’d.)
Woolworths Holdings Ltd. (South Africa)	6,134	$22,035
		159,988,376
Building Products — 0.3%
A.O. Smith Corp.	4,701	325,074
AAON, Inc.	23,700	2,291,553
AGC, Inc. (Japan)	13,200	492,109
Allegion PLC	2,109	225,094
Armstrong World Industries, Inc.	2,737	194,984
Assa Abloy AB (Sweden) (Class B Stock)	69,343	1,660,937
AZEK Co., Inc. (The)*	2,725	64,147
Builders FirstSource, Inc.*	3,557	315,790
Bunka Shutter Co. Ltd. (Japan)	307,700	2,573,020
Carlisle Cos., Inc.	199	44,988
Carrier Global Corp.	149,377	6,833,998
Cie de Saint-Gobain (France)	82,888	4,711,653
Fortune Brands Innovations, Inc.	2,070	121,571
Hayward Holdings, Inc.*	21,877	256,398
Inwido AB (Sweden)	71,122	757,830
Johnson Controls International PLC	128,511	7,738,932
Lennox International, Inc.	778	195,496
Lixil Corp. (Japan)	16,800	277,298
Masco Corp.	9,625	478,555
Masonite International Corp.*	1,700	154,309
Masterbrand, Inc.*	2,075	16,683
Nibe Industrier AB (Sweden) (Class B Stock)	182,618	2,081,685
Nichiha Corp. (Japan)	31,600	646,358
Owens Corning	2,285	218,903
Resideo Technologies, Inc.*	46,600	851,848
Trane Technologies PLC	13,998	2,575,352
UFP Industries, Inc.	34,500	2,741,715
Zehnder Group AG (Switzerland)	6,597	539,235
		39,385,515
Capital Markets — 1.7%
3i Group PLC (United Kingdom)	302,868	6,312,831
abrdn PLC (United Kingdom)	144,932	364,775
Affiliated Managers Group, Inc.	911	129,745
Ameriprise Financial, Inc.	6,982	2,139,983
Anima Holding SpA (Italy), 144A	26,881	109,239
AssetMark Financial Holdings, Inc.*	18,871	593,493
Avantax, Inc.*	19,500	513,240
B3 SA - Brasil Bolsa Balcao (Brazil)	147,236	300,081
Bank of New York Mellon Corp. (The)	299,430	13,606,099
BGC Partners, Inc. (Class A Stock)	531,000	2,777,130
BlackRock, Inc.	6,673	4,465,038
Blackstone, Inc.(a)	22,698	1,993,792
Bridge Investment Group Holdings, Inc. (Class A Stock)(a)	27,933	316,481
Carlyle Group, Inc. (The)(a)	110,165	3,421,725
Cboe Global Markets, Inc.	4,731	635,089
Charles Schwab Corp. (The)	66,201	3,467,608
China Galaxy Securities Co. Ltd. (China) (Class H Stock)	23,000	11,580
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
CITIC Securities Co. Ltd. (China) (Class H Stock)	11,000	$23,529
CME Group, Inc.	15,916	3,048,232
Coinbase Global, Inc. (Class A Stock)*(a)	3,909	264,131
Deutsche Bank AG (Germany)	742,036	7,545,912
Deutsche Boerse AG (Germany)	12,509	2,435,630
East Money Information Co. Ltd. (China) (Class A Stock)	296,060	863,401
Evercore, Inc. (Class A Stock)	894	103,150
FactSet Research Systems, Inc.	713	295,959
Federated Hermes, Inc.	4,500	180,630
Franklin Resources, Inc.	12,449	335,376
GF Securities Co. Ltd. (China) (Class H Stock)	6,000	8,486
Goldman Sachs Group, Inc. (The)	118,869	38,883,239
Hargreaves Lansdown PLC (United Kingdom)	22,132	219,250
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	125,089	5,544,536
Houlihan Lokey, Inc.	1,201	105,075
Huatai Securities Co. Ltd. (China) (Class H Stock), 144A	8,000	9,132
IG Group Holdings PLC (United Kingdom)	155,206	1,339,347
Interactive Brokers Group, Inc. (Class A Stock)	12,874	1,062,877
Intercontinental Exchange, Inc.	102,055	10,643,316
Invesco Ltd.(a)	421,342	6,910,009
Investec PLC (United Kingdom)	390,936	2,169,497
Janus Henderson Group PLC	3,331	88,738
Jefferies Financial Group, Inc.	4,900	155,526
Julius Baer Group Ltd. (Switzerland)	6,986	477,203
KKR & Co., Inc.	62,896	3,303,298
Korea Investment Holdings Co. Ltd. (South Korea)	40,765	1,730,349
Lazard Ltd. (Class A Stock)(a)	6,653	220,281
LPL Financial Holdings, Inc.	19,600	3,967,040
Macquarie Group Ltd. (Australia)	64,053	7,583,855
Man Group PLC (United Kingdom)	976,286	2,844,141
MarketAxess Holdings, Inc.(a)	30,513	11,939,432
Meritz Securities Co. Ltd. (South Korea)	448,098	2,103,129
Mirae Asset Securities Co. Ltd. (South Korea)	577,922	2,878,818
Moody’s Corp.	9,387	2,872,610
Morgan Stanley	130,646	11,470,719
Morningstar, Inc.	32	6,497
MSCI, Inc.	13,737	7,688,462
Nasdaq, Inc.	15,192	830,547
NH Investment & Securities Co. Ltd. (South Korea)	76,192	516,498
Northern Trust Corp.	8,954	789,116
Open Lending Corp. (Class A Stock)*	2,070	14,573
Partners Group Holding AG (Switzerland)	660	621,537
Piper Sandler Cos.(a)	8,100	1,122,741
Raymond James Financial, Inc.	8,302	774,328

A5

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Robinhood Markets, Inc. (Class A Stock)*(a)	13,753	$133,542
S&P Global, Inc.	30,541	10,529,621
Samsung Securities Co. Ltd. (South Korea)	45,442	1,110,744
SEI Investments Co.	2,516	144,796
Singapore Exchange Ltd. (Singapore)	66,500	470,920
State Street Corp.	136,480	10,330,171
Stifel Financial Corp.	26,527	1,567,480
StoneX Group, Inc.*	8,000	828,240
T. Rowe Price Group, Inc.(a)	9,899	1,117,597
Tradeweb Markets, Inc. (Class A Stock)	969	76,570
UBS Group AG (Switzerland)	496,985	10,516,600
Value Partners Group Ltd. (Hong Kong)	774,000	246,241
Virtu Financial, Inc. (Class A Stock)	337,712	6,382,757
Virtus Investment Partners, Inc.	6,100	1,161,379
		231,764,739
Chemicals — 0.9%
AdvanSix, Inc.	53,000	2,028,310
Air Products & Chemicals, Inc.	9,940	2,854,867
Albemarle Corp.(a)	53,067	11,729,930
Ashland, Inc.	1,245	127,874
Avient Corp.	4,857	199,914
Axalta Coating Systems Ltd.*	4,091	123,916
Cabot Corp.	1,600	122,624
Canmax Technologies Co. Ltd. (China) (Class A Stock)	7,600	56,747
Celanese Corp.	4,667	508,190
CF Industries Holdings, Inc.	3,685	267,126
Chemours Co. (The)	1,459	43,682
Corteva, Inc.	32,189	1,941,319
Diversey Holdings Ltd.*	12,700	102,743
Dongyue Group Ltd. (China)	10,000	10,336
Dow, Inc.	74,035	4,058,599
DuPont de Nemours, Inc.(a)	54,846	3,936,297
Eastman Chemical Co.	5,184	437,218
Ecolab, Inc.	5,470	905,449
Ecovyst, Inc.*	153,200	1,692,860
Element Solutions, Inc.	5,517	106,533
Elkem ASA (Norway), 144A	167,239	568,317
FMC Corp.	4,410	538,593
Ginkgo Bioworks Holdings, Inc.*(a)	17,338	23,059
Hubei Xingfa Chemicals Group Co. Ltd. (China) (Class A Stock)	11,100	49,251
Huntsman Corp.	4,460	122,026
ICL Group Ltd. (Israel)	109,440	741,519
Incitec Pivot Ltd. (Australia)	127,998	269,721
Indorama Ventures PCL (Thailand)	8,500	8,589
International Flavors & Fragrances, Inc.	11,233	1,032,987
K+S AG (Germany)	57,232	1,218,747
Kuraray Co. Ltd. (Japan)	23,200	213,387
Linde PLC	88,827	31,572,669
Livent Corp.*(a)	32,000	695,040
Luxi Chemical Group Co. Ltd. (China) (Class A Stock)	17,400	34,539
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
LyondellBasell Industries NV (Class A Stock)	148,658	$13,957,500
Mitsubishi Gas Chemical Co., Inc. (Japan)	11,300	168,142
Mosaic Co. (The)(a)	35,758	1,640,577
NewMarket Corp.	146	53,287
OCI NV (Netherlands)	6,831	231,570
Olin Corp.	3,089	171,439
Petronas Chemicals Group Bhd (Malaysia)	12,600	20,248
PhosAgro PJSC (Russia)^	14,357	—
PhosAgro PJSC (Russia), GDR (MOEX)^	276	—
PhosAgro PJSC (Russia), GDR (XLON)*^	3	—
PPG Industries, Inc.	67,745	9,049,377
Rayonier Advanced Materials, Inc.*	16,800	105,336
RPM International, Inc.	2,962	258,405
SABIC Agri-Nutrients Co. (Saudi Arabia)	3,879	132,240
Sahara International Petrochemical Co. (Saudi Arabia)	2,700	27,397
Sasol Ltd. (South Africa)	80,971	1,094,213
Scotts Miracle-Gro Co. (The)	650	45,331
Sherwin-Williams Co. (The)	30,455	6,845,370
Shin-Etsu Chemical Co. Ltd. (Japan)	127,500	4,138,784
Solvay SA (Belgium)	17,152	1,961,610
Tosoh Corp. (Japan)	452,300	6,146,528
UPL Ltd. (India)	31,406	274,773
Valhi, Inc.(a)	18,400	320,344
Valvoline, Inc.	6,000	209,640
Westlake Corp.	809	93,828
Yara International ASA (Brazil)	36,643	1,592,527
Zangge Mining Co. Ltd. (China) (Class A Stock)	13,200	46,463
		116,927,907
Commercial Services & Supplies — 0.2%
ACCO Brands Corp.	24,000	127,680
Brambles Ltd. (Australia)	92,640	835,265
Cintas Corp.	1,805	835,137
Clean Harbors, Inc.*	1,245	177,487
Copart, Inc.*	68,558	5,156,247
CoreCivic, Inc.*	11,200	103,040
Deluxe Corp.	18,600	297,600
Driven Brands Holdings, Inc.*	1,437	43,555
GEO Group, Inc. (The)*(a)	57,895	456,792
GFL Environmental, Inc. (Canada)(a)	17,337	597,086
Harsco Corp.*	95,400	651,582
Indian Railway Catering & Tourism Corp. Ltd. (India)	4,161	29,081
Interface, Inc.	12,200	99,064
ISS A/S (Denmark)*	20,835	425,223
Loomis AB (Sweden)	14,846	508,635
MSA Safety, Inc.	561	74,893
Nippon Parking Development Co. Ltd. (Japan)	135,600	238,519
Republic Services, Inc.	8,889	1,201,971

A6

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Ritchie Bros. Auctioneers, Inc. (Canada)	295	$16,606
Rollins, Inc.	26,185	982,723
S-1 Corp. (South Korea)	475	20,187
Serco Group PLC (United Kingdom)	120,330	228,026
SP Plus Corp.*	25,300	867,537
Stericycle, Inc.*	2,241	97,730
Tetra Tech, Inc.	760	111,652
Waste Management, Inc.	52,640	8,589,269
		22,772,587
Communications Equipment — 0.5%
Accton Technology Corp. (Taiwan)	76,000	798,770
Arista Networks, Inc.*	48,820	8,194,925
Ciena Corp.*	3,606	189,387
Cisco Systems, Inc.(a)	963,452	50,364,453
CommScope Holding Co., Inc.*	19,400	123,578
Extreme Networks, Inc.*	37,000	707,440
F5, Inc.*	2,528	368,304
Juniper Networks, Inc.	14,118	485,942
Lumentum Holdings, Inc.*	1,669	90,143
Motorola Solutions, Inc.	7,480	2,140,252
NetScout Systems, Inc.*	39,850	1,141,703
Ubiquiti, Inc.	72	19,562
Viasat, Inc.*	1,762	59,626
ZTE Corp. (China) (Class H Stock)	4,600	13,482
		64,697,567
Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios SA (Spain)	35,752	1,138,692
AECOM	46,228	3,897,945
Arcosa, Inc.	3,300	208,263
Balfour Beatty PLC (United Kingdom)	211,616	974,171
Comfort Systems USA, Inc.	7,700	1,123,892
Eiffage SA (France)	37,100	4,014,813
EMCOR Group, Inc.	23,200	3,772,088
Great Lakes Dredge & Dock Corp.*	27,169	147,528
Hyundai Engineering & Construction Co. Ltd. (South Korea)	5,007	140,812
JGC Holdings Corp. (Japan)	47,500	590,334
Maire Tecnimont SpA (Italy)(a)	196,074	842,244
MasTec, Inc.*	1,492	140,904
MDU Resources Group, Inc.	4,944	150,693
Primoris Services Corp.	23,200	572,112
Quanta Services, Inc.(a)	28,233	4,704,747
Samsung Engineering Co. Ltd. (South Korea)*	13,328	325,725
Sichuan Road & Bridge Group Co. Ltd. (China) (Class A Stock)	34,500	69,269
Skanska AB (Sweden) (Class B Stock)(a)	56,759	869,359
Sterling Infrastructure, Inc.*	35,600	1,348,528
Valmont Industries, Inc.	441	140,802
Vinci SA (France)	102,134	11,708,891
WillScot Mobile Mini Holdings Corp.*	95,519	4,477,931
		41,359,743
	Shares	Value
Common Stocks (continued)
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	6,000	$20,794
Eagle Materials, Inc.	76,651	11,248,534
Holcim AG*	51,688	3,333,429
James Hardie Industries PLC, CDI	23,064	496,424
Martin Marietta Materials, Inc.	2,578	915,345
Summit Materials, Inc. (Class A Stock)*	84,929	2,419,627
Vulcan Materials Co.	4,390	753,148
Wienerberger AG (Austria)	8,136	235,546
		19,422,847
Consumer Finance — 0.2%
360 DigiTech, Inc. (China), ADR	600	11,640
Ally Financial, Inc.	7,301	186,102
American Express Co.	65,364	10,781,792
Bajaj Finance Ltd. (India)	1,745	119,733
Capital One Financial Corp.	32,686	3,143,086
Credit Acceptance Corp.*	150	65,406
Discover Financial Services	12,023	1,188,353
Enova International, Inc.*	45,500	2,021,565
LendingClub Corp.*	20,100	144,921
Lufax Holding Ltd. (China), ADR	4,200	8,568
Navient Corp.(a)	50,100	801,099
OneMain Holdings, Inc.	2,808	104,121
Shriram Finance Ltd. (India)	950	14,604
SLM Corp.	148,597	1,841,117
SoFi Technologies, Inc.*(a)	19,716	119,676
Synchrony Financial	287,962	8,373,935
Upstart Holdings, Inc.*(a)	1,399	22,230
		28,947,948
Consumer Staples Distribution & Retail — 1.0%
Albertson’s Cos., Inc. (Class A Stock)	351,354	7,301,136
Alimentation Couche-Tard, Inc. (Canada)	3,300	165,916
BIM Birlesik Magazalar A/S (Turkey)	71,758	557,330
BJ’s Wholesale Club Holdings, Inc.*	46,212	3,515,347
Carrefour SA (France)	44,936	908,498
Casey’s General Stores, Inc.	908	196,546
Cencosud SA (Chile)	1,266,251	2,448,602
Chefs’ Warehouse, Inc. (The)*	6,919	235,592
Coles Group Ltd. (Australia)	88,605	1,070,585
Costco Wholesale Corp.	75,424	37,475,923
Dollar General Corp.	22,237	4,679,999
Dollar Tree, Inc.*	7,868	1,129,451
E-MART, Inc. (South Korea)	1,910	155,339
Empire Co. Ltd. (Canada) (Class A Stock)	38,508	1,032,294
Endeavour Group Ltd. (Australia)	109,223	496,232
George Weston Ltd. (Canada)	10,700	1,417,958
GrainCorp Ltd. (Australia) (Class A Stock)	401,319	1,862,403
Grocery Outlet Holding Corp.*(a)	1,998	56,463
J Sainsbury PLC (United Kingdom)	107,212	368,936
JD Health International, Inc. (China), 144A*	4,200	31,143
Jeronimo Martins SGPS SA (Portugal)	26,034	611,092
Kesko OYJ (Finland) (Class B Stock)	56,901	1,222,877

A7

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Consumer Staples Distribution & Retail (cont’d.)
Koninklijke Ahold Delhaize NV (Netherlands)	450,655	$15,396,686
Kroger Co. (The)(a)	139,919	6,907,801
Loblaw Cos. Ltd. (Canada)	49,100	4,474,767
Magnit PJSC (Russia)*^	5,159	—
Metcash Ltd. (Australia)	739,361	1,911,434
Metro, Inc. (Canada)	10,768	592,300
Nahdi Medical Co. (Saudi Arabia)	195	9,627
Performance Food Group Co.*	23,720	1,431,265
Sheng Siong Group Ltd. (Singapore)	186,000	236,406
Sonae SGPS SA (Portugal)	601,131	655,971
Sprouts Farmers Market, Inc.*(a)	18,800	658,564
Sumber Alfaria Trijaya Tbk PT (Indonesia)	90,200	17,355
Sysco Corp.	9,985	771,142
Target Corp.(a)	20,350	3,370,570
Tesco PLC (United Kingdom)	493,793	1,618,867
United Natural Foods, Inc.*	71,200	1,876,120
US Foods Holding Corp.*	4,939	182,447
Walgreens Boots Alliance, Inc.(a)	103,304	3,572,252
Walmart, Inc.	150,598	22,205,675
Woolworths Group Ltd. (Australia)	81,544	2,073,069
		134,901,980
Containers & Packaging — 0.1%
Amcor PLC	65,831	749,157
AptarGroup, Inc.	1,604	189,577
Ardagh Group SA*^	250	—
Ardagh Metal Packaging SA	2,466	10,061
Avery Dennison Corp.	2,313	413,865
Ball Corp.	10,606	584,497
Berry Global Group, Inc.	88,385	5,205,876
Crown Holdings, Inc.	337	27,873
DS Smith PLC (United Kingdom)	80,094	311,832
Graphic Packaging Holding Co.	1,718	43,792
Greif, Inc. (Class A Stock)(a)	9,400	595,678
International Paper Co.	15,351	553,557
Klabin SA (Brazil), UTS	237,400	847,782
O-I Glass, Inc.*	42,400	962,904
Packaging Corp. of America	4,139	574,617
Pactiv Evergreen, Inc.	33,500	268,000
Sealed Air Corp.	2,734	125,518
Silgan Holdings, Inc.	2,059	110,507
Sonoco Products Co.	2,384	145,424
Verallia SA (France), 144A	5,854	249,302
Westrock Co.	244,109	7,438,001
		19,407,820
Distributors — 0.1%
Arata Corp. (Japan)	14,400	441,515
Genuine Parts Co.	28,678	4,798,116
Inchcape PLC (United Kingdom)	156,261	1,497,875
LKQ Corp.	192,009	10,898,431
Pool Corp.	713	244,160
		17,880,097
	Shares	Value
Common Stocks (continued)
Diversified Consumer Services — 0.0%
ADT, Inc.	5,121	$37,025
Adtalem Global Education, Inc.*	25,600	988,672
Bright Horizons Family Solutions, Inc.*	1,008	77,606
Duolingo, Inc.*	9,000	1,283,310
East Buy Holding Ltd. (China), 144A*	2,000	8,561
Grand Canyon Education, Inc.*	749	85,311
H&R Block, Inc.	660	23,265
Mister Car Wash, Inc.*	539	4,646
OneSpaWorld Holdings Ltd. (Bahamas)*	20,500	245,795
Perdoceo Education Corp.*	90,700	1,218,101
Service Corp. International	3,662	251,872
Stride, Inc.*	20,200	792,850
Universal Technical Institute, Inc.*	34,600	255,348
		5,272,362
Diversified REITs — 0.1%
Alexander & Baldwin, Inc.	36,600	692,106
Essential Properties Realty Trust, Inc.(a)	32,354	803,997
Fibra Uno Administracion SA de CV (Mexico)	19,500	27,302
GPT Group (The) (Australia)	140,112	400,406
Land Securities Group PLC (United Kingdom)	23,912	183,562
Nomura Real Estate Master Fund, Inc. (Japan)	2,361	2,645,705
Star Holdings*	49,029	852,612
Stockland (Australia)	746,992	2,000,291
United Urban Investment Corp. (Japan)	216	233,050
WP Carey, Inc.	7,833	606,666
		8,445,697
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	1,344,545	25,882,491
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	3,347,164	4,556,966
China Tower Corp. Ltd. (China) (Class H Stock), 144A	2,372,000	287,083
Chunghwa Telecom Co. Ltd. (Taiwan)	25,000	98,272
Deutsche Telekom AG (Germany)	235,982	5,718,386
Elisa OYJ (Finland)	9,064	546,663
Frontier Communications Parent, Inc.*(a)	5,996	136,529
Hellenic Telecommunications Organization SA (Greece)	39,092	572,534
HKT Trust & HKT Ltd. (Hong Kong)	565,000	750,025
Koninklijke KPN NV (Netherlands)	220,379	778,724
LG Uplus Corp. (South Korea)	3,531	29,418
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	100,500	835,155
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*	213,900	1,766,814
Lumen Technologies, Inc.(a)	25,145	66,634
Nippon Telegraph & Telephone Corp. (Japan)	17,100	510,995
Ooredoo QPSC (Qatar)	134,135	346,416
Proximus SADP (Belgium)	11,398	110,222

A8

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Saudi Telecom Co. (Saudi Arabia)	27,008	$288,877
Spark New Zealand Ltd. (New Zealand)	252,664	800,490
Swisscom AG (Switzerland)	12,769	8,148,819
Telefonica Deutschland Holding AG (Germany)	281,816	867,500
Telekom Austria AG (Austria)*	43,113	325,599
Telekom Malaysia Bhd (Malaysia)	8,000	8,892
Telkom Indonesia Persero Tbk PT (Indonesia)	318,000	86,351
Telstra Group Ltd. (Australia)	269,084	761,885
United Internet AG (Germany)	6,072	104,670
Verizon Communications, Inc.	322,129	12,527,597
		66,914,007
Electric Utilities — 0.8%
Acciona SA (Spain)	2,838	569,415
ALLETE, Inc.	20,200	1,300,274
Alliant Energy Corp.	11,007	587,774
American Electric Power Co., Inc.	22,815	2,075,937
Avangrid, Inc.(a)	25,734	1,026,272
Centrais Eletricas Brasileiras SA (Brazil)	21,624	141,858
CEZ A/S (Czech Republic)	1,020	49,518
CK Infrastructure Holdings Ltd. (Hong Kong)	42,000	228,517
Constellation Energy Corp.	14,413	1,131,420
CPFL Energia SA (Brazil)	31,600	197,638
Duke Energy Corp.	92,178	8,892,412
Edison International	17,402	1,228,407
Endesa SA (Spain)	174,426	3,788,501
Enel SpA (Italy)	844,190	5,148,674
Energisa SA (Brazil), UTS	1,300	10,336
Entergy Corp.	30,213	3,255,149
Evergy, Inc.	29,357	1,794,300
Eversource Energy	15,211	1,190,413
Exelon Corp.	352,069	14,748,170
FirstEnergy Corp.	122,389	4,902,903
Fortum OYJ (Finland)	53,278	816,140
Hawaiian Electric Industries, Inc.	2,665	102,336
Iberdrola SA (Spain)	423,795	5,279,556
IDACORP, Inc.	1,232	133,463
Inter RAO UES PJSC (Russia)^	2,620,300	3
NextEra Energy, Inc.	173,199	13,350,179
NRG Energy, Inc.	286,484	9,823,536
OGE Energy Corp.	4,889	184,120
PG&E Corp.*	261,339	4,225,852
Pinnacle West Capital Corp.	5,023	398,022
Power Grid Corp. of India Ltd. (India)	18,401	50,659
PPL Corp.	163,801	4,552,030
Red Electrica Corp. SA (Spain)	28,513	501,724
Saudi Electricity Co. (Saudi Arabia)	4,134	25,797
Southern Co. (The)	48,267	3,358,418
SSE PLC (United Kingdom)	258,756	5,773,844
Verbund AG (Austria)	1,820	158,309
Xcel Energy, Inc.	24,164	1,629,620
		102,631,496
	Shares	Value
Common Stocks (continued)
Electrical Equipment — 0.4%
ABB India Ltd. (India)	270	$11,078
ABB Ltd. (Switzerland)	105,882	3,642,502
Acuity Brands, Inc.(a)	41,779	7,634,277
AMETEK, Inc.	10,041	1,459,259
Atkore, Inc.*	28,300	3,975,584
CG Power and Industrial Solutions Ltd. (India)	3,942	14,422
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)	2,000	118,362
Dongfang Electric Corp. Ltd. (China) (Class A Stock)	5,400	14,906
Eaton Corp. PLC(a)	43,437	7,442,496
Emerson Electric Co.	24,018	2,092,928
Encore Wire Corp.(a)	23,250	4,308,922
EnerSys(a)	4,800	417,024
Fujikura Ltd. (Japan)	800,300	5,684,984
Generac Holdings, Inc.*(a)	1,308	141,277
Hexatronic Group AB (Sweden)	36,300	414,238
Hubbell, Inc.	1,309	318,493
nVent Electric PLC	23,442	1,006,599
Plug Power, Inc.*(a)	6,398	74,985
Preformed Line Products Co.	1,300	166,452
Prysmian SpA (Italy)	14,625	614,114
Regal Rexnord Corp.	4,065	572,067
Rockwell Automation, Inc.(a)	3,289	965,157
Schneider Electric SE	24,132	4,033,035
Sensata Technologies Holding PLC	3,700	185,074
Shoals Technologies Group, Inc. (Class A Stock)*	21,300	485,427
Sunrun, Inc.*	5,098	102,725
Suzhou Maxwell Technologies Co. Ltd. (China) (Class A Stock)	7,595	337,051
Thermon Group Holdings, Inc.*	6,700	166,964
Vertiv Holdings Co.	234,754	3,359,330
Voltronic Power Technology Corp. (Taiwan)	1,000	56,944
WEG SA (Brazil)	37,200	297,251
		50,113,927
Electronic Equipment, Instruments & Components — 0.5%
ALSO Holding AG (Switzerland)	3,653	743,638
Amphenol Corp. (Class A Stock)	97,720	7,985,678
Arrow Electronics, Inc.*	1,424	177,815
AUO Corp. (Taiwan)	1,897,800	1,152,988
Avary Holding Shenzhen Co. Ltd. (China) (Class A Stock)	15,400	69,628
Avnet, Inc.	2,224	100,525
Belden, Inc.	26,300	2,282,051
CDW Corp.	23,052	4,492,604
China Railway Signal & Communication Corp. Ltd. (China) (Class A Stock)	82,056	64,760
Citizen Watch Co. Ltd. (Japan)(a)	218,800	1,287,354
Cognex Corp.	5,933	293,980
Coherent Corp.*	2,444	93,068
Corning, Inc.	113,854	4,016,769
Daiwabo Holdings Co. Ltd. (Japan)	23,900	394,747
Delta Electronics Thailand PCL (Thailand)	1,650	55,105

A9

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Delta Electronics, Inc. (Taiwan)	39,000	$386,944
Dexerials Corp. (Japan)	58,300	1,191,939
Esprinet SpA (Italy)	50,217	502,860
Foxconn Industrial Internet Co. Ltd. (China) (Class A Stock)	3,900	9,755
Hengdian Group DMEGC Magnetics Co. Ltd. (China) (Class A Stock)	21,600	64,583
Hon Hai Precision Industry Co. Ltd. (Taiwan)	142,000	486,065
Horiba Ltd. (Japan)	29,000	1,740,493
Innolux Corp. (Taiwan)*	1,447,000	694,257
IPG Photonics Corp.*	797	98,278
Jabil, Inc.	595	52,455
Keyence Corp. (Japan)	11,802	5,784,264
Keysight Technologies, Inc.*	21,570	3,483,124
Largan Precision Co. Ltd. (Taiwan)	2,000	143,388
Littelfuse, Inc.	15,279	4,096,147
Luxshare Precision Industry Co. Ltd. (China) (Class A Stock)	2,700	11,925
Macnica Holdings, Inc. (Japan)	43,700	1,244,773
Methode Electronics, Inc.	6,000	263,280
Nan Ya Printed Circuit Board Corp. (Taiwan)	57,000	534,316
Napco Security Technologies, Inc.*	12,400	465,992
National Instruments Corp.	2,786	146,014
Nippon Signal Co. Ltd. (Japan)	35,600	285,994
Omron Corp. (Japan)	12,400	725,733
Samsung SDI Co. Ltd. (South Korea)	9,594	5,449,765
Sanmina Corp.*	41,800	2,549,382
ScanSource, Inc.*	16,700	508,348
Sensirion Holding AG (Switzerland), 144A*	3,756	412,724
Shimadzu Corp. (Japan)	18,200	571,345
Spectris PLC (United Kingdom)	6,576	298,362
Synnex Technology International Corp. (Taiwan)	262,000	528,611
TD SYNNEX Corp.	27,349	2,647,110
TE Connectivity Ltd.(a)	6,300	826,245
Teledyne Technologies, Inc.*	2,086	933,193
Trimble, Inc.*	10,778	564,983
Unimicron Technology Corp. (Taiwan)	134,000	653,554
Vontier Corp.	1,459	39,889
WPG Holdings Ltd. (Taiwan)	339,000	560,121
Yokogawa Electric Corp. (Japan)	17,000	276,820
Zebra Technologies Corp. (Class A Stock)*	1,694	538,692
Zhen Ding Technology Holding Ltd. (Taiwan)	286,000	1,076,108
		64,058,541
Energy Equipment & Services — 0.4%
Baker Hughes Co.	42,661	1,231,196
Bristow Group, Inc.*	25,100	562,240
Halliburton Co.	374,721	11,856,172
Helix Energy Solutions Group, Inc.*	48,400	374,616
Helmerich & Payne, Inc.	2,800	100,100
Liberty Energy, Inc.	96,800	1,240,008
Nabors Industries Ltd.*	1,800	219,438
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (cont’d.)
NexTier Oilfield Solutions, Inc.*(a)	171,300	$1,361,835
NOV, Inc.	9,580	177,326
Patterson-UTI Energy, Inc.	81,172	949,712
ProPetro Holding Corp.*	100,600	723,314
RPC, Inc.(a)	165,100	1,269,619
Schlumberger NV	543,888	26,704,901
Tenaris SA	27,669	392,048
TETRA Technologies, Inc.*	279,300	740,145
U.S. Silica Holdings, Inc.*	104,200	1,244,148
Weatherford International PLC*	7,400	439,190
		49,586,008
Entertainment — 0.7%
Activision Blizzard, Inc.	45,459	3,890,836
AMC Entertainment Holdings, Inc. (Class A Stock)*(a)	12,658	63,417
CTS Eventim AG & Co. KGaA (Germany)*	14,848	928,236
Electronic Arts, Inc.	115,707	13,936,908
GungHo Online Entertainment, Inc. (Japan)	143,300	2,625,217
iQIYI, Inc. (China), ADR*	18,400	133,952
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	457	30,847
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	4,361	326,334
Lions Gate Entertainment Corp. (Class A Stock)*(a)	118,600	1,312,902
Lions Gate Entertainment Corp. (Class B Stock)*(a)	156,000	1,619,280
Live Nation Entertainment, Inc.*(a)	76,926	5,384,820
Madison Square Garden Sports Corp.	230	44,815
Marcus Corp. (The)(a)	16,200	259,200
MIXI, Inc. (Japan)	96,500	1,941,227
NetEase, Inc. (China), ADR(a)	5,400	477,576
Netflix, Inc.*	99,744	34,459,557
Playtika Holding Corp.*	110	1,239
ROBLOX Corp. (Class A Stock)*	52,254	2,350,385
Roku, Inc.*	2,136	140,591
Take-Two Interactive Software, Inc.*	3,779	450,835
Tencent Music Entertainment Group (China), ADR*	33,800	279,864
Walt Disney Co. (The)*	179,796	18,002,973
Warner Bros Discovery, Inc.*	58,865	888,861
		89,549,872
Financial Services — 2.0%
Adyen NV (Netherlands), 144A*	8,044	12,817,541
Affirm Holdings, Inc.*(a)	5,324	60,001
Apollo Global Management, Inc.	40,528	2,559,749
Bajaj Finserv Ltd. (India)	2,250	34,813
Banca IFIS SpA (Italy)	10,810	163,532
Berkshire Hathaway, Inc. (Class B Stock)*	202,016	62,376,480
Block, Inc.*(a)	13,121	900,757
Cannae Holdings, Inc.*	79,500	1,604,310
Corebridge Financial, Inc.	1,965	31,479

A10

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Financial Services (cont’d.)
Deutsche Pfandbriefbank AG (Germany), 144A	49,528	$429,354
Enact Holdings, Inc.(a)	7,800	178,308
Equitable Holdings, Inc.	9,019	228,992
Essent Group Ltd.	11,600	464,580
Eurazeo SE (France)	2,880	204,999
Euronet Worldwide, Inc.*	285	31,892
Fidelity National Information Services, Inc.	47,979	2,606,699
Financial Partners Group Co. Ltd. (Japan)	59,400	519,823
FirstRand Ltd. (South Africa)	31,833	107,895
Fiserv, Inc.*	25,827	2,919,226
FleetCor Technologies, Inc.*	1,426	300,672
Flywire Corp.*	5,400	158,544
Global Payments, Inc.	12,038	1,266,879
GMO Payment Gateway, Inc. (Japan)	8,157	706,212
Grupo de Inversiones Suramericana SA (Colombia)	2,905	25,232
Helia Group Ltd. (Australia)	107,107	206,059
Housing Development Finance Corp. Ltd. (India)	1,956	62,725
Industrivarden AB (Sweden) (Class A Stock)	9,323	251,978
Investor AB (Sweden) (Class A Stock)	41,669	850,255
Jack Henry & Associates, Inc.	1,546	233,013
Mastercard, Inc. (Class A Stock)	147,083	53,451,433
Meritz Financial Group, Inc. (South Korea)	63,461	1,890,546
MGIC Investment Corp.	7,229	97,013
Mr. Cooper Group, Inc.*	19,900	815,303
NMI Holdings, Inc. (Class A Stock)*	76,600	1,710,478
ORIX Corp. (Japan)	569,200	9,384,979
Paragon Banking Group PLC (United Kingdom)	172,259	1,107,800
Payoneer Global, Inc.*	167,000	1,048,760
PayPal Holdings, Inc.*	260,886	19,811,683
Rocket Cos., Inc. (Class A Stock)*(a)	1,228	11,126
Shift4 Payments, Inc. (Class A Stock)*(a)	83,886	6,358,559
StoneCo Ltd. (Brazil) (Class A Stock)*	94,100	897,714
TFS Financial Corp.	1,228	15,510
UWM Holdings Corp.	385	1,890
Visa, Inc. (Class A Stock)(a)	358,293	80,780,740
Voya Financial, Inc.	2,384	170,361
Western Union Co. (The)	6,254	69,732
WEX, Inc.*	35,761	6,576,090
		276,501,716
Food Products — 0.9%
Adecoagro SA (Brazil)	55,696	450,581
Archer-Daniels-Midland Co.	183,358	14,606,298
Austevoll Seafood ASA (Norway)	112,698	1,009,995
Britannia Industries Ltd. (India)	552	29,096
Bunge Ltd.	12,286	1,173,559
Campbell Soup Co.	8,550	470,079
China Feihe Ltd. (China), 144A	26,000	19,486
CJ CheilJedang Corp. (South Korea)*	60	15,032
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Conagra Brands, Inc.	20,909	$785,342
Darling Ingredients, Inc.*	69,082	4,034,389
Elders Ltd. (Australia)	97,460	563,788
First Resources Ltd. (Indonesia)	201,300	238,892
Flowers Foods, Inc.	4,587	125,730
Freshpet, Inc.*	490	32,433
General Mills, Inc.	47,880	4,091,825
Glanbia PLC (Ireland)	15,479	223,524
Golden Agri-Resources Ltd. (Indonesia)	4,824,000	1,036,305
Hershey Co. (The)	54,742	13,926,912
Hormel Foods Corp.	12,364	493,076
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	15,600	10,387
Indofood Sukses Makmur Tbk PT (Indonesia)	271,600	112,444
Ingredion, Inc.	1,608	163,582
IOI Corp. Bhd (Malaysia)	19,200	16,624
J.M. Smucker Co. (The)	28,798	4,531,941
JBS SA	128,600	451,633
Kellogg Co.	7,811	523,025
Kraft Heinz Co. (The)	33,868	1,309,676
Kuala Lumpur Kepong Bhd (Malaysia)	33,900	159,997
Lamb Weston Holdings, Inc.	150,733	15,754,613
McCormick & Co., Inc.(a)	11,007	915,892
Mondelez International, Inc. (Class A Stock)	213,844	14,909,204
Morinaga Milk Industry Co. Ltd. (Japan)	28,900	1,039,490
Mowi ASA (Norway)	67,970	1,257,172
Nestle SA	119,767	14,603,258
Nisshin Oillio Group Ltd. (The) (Japan)	26,800	656,977
Orion Corp. (South Korea)	4,069	427,061
Pilgrim’s Pride Corp.*	550	12,749
Post Holdings, Inc.*	1,339	120,336
PPB Group Bhd (Malaysia)	4,000	15,019
Premier Foods PLC (United Kingdom)	656,977	984,392
Saputo, Inc. (Canada)	60,454	1,564,244
Seaboard Corp.	4	15,080
Sime Darby Plantation Bhd (Malaysia)	10,800	10,486
Sovos Brands, Inc.*	6,000	100,080
Thai Union Group PCL (Thailand)	16,200	6,689
TreeHouse Foods, Inc.*(a)	42,900	2,163,447
Tyson Foods, Inc. (Class A Stock)	25,389	1,506,075
Vital Farms, Inc.*	26,200	400,860
WH Group Ltd. (Hong Kong), 144A	5,306,860	3,163,668
Wilmar International Ltd. (China)	2,457,300	7,785,003
		118,017,446
Gas Utilities — 0.1%
Atmos Energy Corp.(a)	6,228	699,778
Beijing Enterprises Holdings Ltd. (China)	63,000	226,773
China Gas Holdings Ltd. (China)	22,400	31,538
China Resources Gas Group Ltd. (China)	4,800	17,656
Enagas SA (Spain)	46,618	895,798
GAIL India Ltd. (India)	210,697	270,399

A11

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Gas Utilities (cont’d.)
Indraprastha Gas Ltd. (India)	1,946	$10,171
Italgas SpA (Italy)	424,345	2,588,222
Kunlun Energy Co. Ltd. (China)	282,000	220,165
National Fuel Gas Co.	1,971	113,806
Naturgy Energy Group SA (Spain)	18,378	553,243
New Jersey Resources Corp.(a)	10,000	532,000
Northwest Natural Holding Co.	16,600	789,496
Osaka Gas Co. Ltd. (Japan)	27,200	446,836
Rubis SCA (France)	31,989	855,968
Southwest Gas Holdings, Inc.(a)	27,200	1,698,640
Spire, Inc.(a)	2,600	182,364
Tokyo Gas Co. Ltd. (Japan)	27,600	518,693
UGI Corp.	253,126	8,798,660
		19,450,206
Ground Transportation — 0.4%
Avis Budget Group, Inc.*	627	122,140
CSX Corp.	276,484	8,277,931
Daqin Railway Co. Ltd. (China) (Class A Stock)	7,500	7,854
Daseke, Inc.*	32,900	254,317
Full Truck Alliance Co. Ltd. (China), ADR*(a)	170,690	1,298,951
Grab Holdings Ltd. (Singapore) (Class A Stock)*(a)	136,779	411,705
Hertz Global Holdings, Inc.*	4,625	75,341
J.B. Hunt Transport Services, Inc.	1,769	310,389
Knight-Swift Transportation Holdings, Inc.	3,816	215,909
Landstar System, Inc.	97	17,388
Lyft, Inc. (Class A Stock)*	1,558	14,443
Norfolk Southern Corp.	10,176	2,157,312
Old Dominion Freight Line, Inc.	1,784	608,059
Redde Northgate PLC (United Kingdom)	212,273	905,453
RXO, Inc.*	2,316	45,486
Ryder System, Inc.	30,189	2,694,066
Saia, Inc.*	2,043	555,859
Schneider National, Inc. (Class B Stock)	1,322	35,363
Uber Technologies, Inc.*	535,661	16,980,454
U-Haul Holding Co.	217	12,944
U-Haul Holding Co. (Non Voting)(a)	1,980	102,663
Union Pacific Corp.(a)	61,400	12,357,364
XPO, Inc.*	2,316	73,880
		47,535,271
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	335,931	34,016,373
Align Technology, Inc.*	2,025	676,634
Avanos Medical, Inc.*	63,700	1,894,438
Baxter International, Inc.	203,390	8,249,498
Becton, Dickinson & Co.	24,461	6,055,076
Boston Scientific Corp.*	203,656	10,188,910
Cooper Cos., Inc. (The)	2,140	798,990
DENTSPLY SIRONA, Inc.	28,603	1,123,526
Dexcom, Inc.*	68,332	7,938,812
Edwards Lifesciences Corp.*	65,719	5,436,933
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Enovis Corp.*	1,240	$66,328
Envista Holdings Corp.*(a)	18,247	745,937
GE HealthCare Technologies, Inc.*	15,575	1,277,617
Globus Medical, Inc. (Class A Stock)*	1,746	98,893
Haemonetics Corp.*	28,000	2,317,000
Hologic, Inc.*	144,592	11,668,574
ICU Medical, Inc.*	402	66,314
IDEXX Laboratories, Inc.*	7,564	3,782,605
Inari Medical, Inc.*(a)	3,954	244,120
Inmode Ltd.*(a)	4,340	138,706
Inogen, Inc.*	15,800	197,184
Inspire Medical Systems, Inc.*	5,100	1,193,757
Insulet Corp.*	1,300	414,648
Integer Holdings Corp.*	18,400	1,426,000
Integra LifeSciences Holdings Corp.*	1,773	101,788
Intuitive Surgical, Inc.*	26,062	6,658,059
iRadimed Corp.	4,200	165,270
Jeol Ltd. (Japan)	12,600	407,271
Lantheus Holdings, Inc.*	40,000	3,302,400
Masimo Corp.*	275	50,749
Medtronic PLC	252,120	20,325,914
Merit Medical Systems, Inc.*	33,600	2,484,720
Neogen Corp.*	19,500	361,140
Orthofix Medical, Inc.*	12,500	209,375
QuidelOrtho Corp.*	1,195	106,463
ResMed, Inc.	2,972	650,838
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (China) (Class A Stock)	400	18,146
Shockwave Medical, Inc.*	6,900	1,496,127
Silk Road Medical, Inc.*	2,522	98,686
Sri Trang Gloves Thailand PCL (Thailand)	1,018,200	303,659
STERIS PLC	4,345	831,112
Stryker Corp.	22,358	6,382,538
Tactile Systems Technology, Inc.*	44,800	735,616
Tandem Diabetes Care, Inc.*	55	2,234
Teleflex, Inc.	1,985	502,820
Zimmer Biomet Holdings, Inc.	101,990	13,177,108
		158,388,906
Health Care Providers & Services — 1.5%
Acadia Healthcare Co., Inc.*(a)	61,941	4,475,237
Accolade, Inc.*(a)	16,700	240,146
agilon health, Inc.*	308	7,315
Aier Eye Hospital Group Co. Ltd. (China) (Class A Stock)	129,235	583,999
Alfresa Holdings Corp. (Japan)	94,400	1,209,524
Alignment Healthcare, Inc.*	101,100	642,996
Amedisys, Inc.*	781	57,443
AmerisourceBergen Corp.	3,328	532,846
Bangkok Dusit Medical Services PCL (Thailand)	66,000	56,977
Brookdale Senior Living, Inc.*	77,300	228,035
Bumrungrad Hospital PCL (Thailand)	135,289	895,231
Cardinal Health, Inc.	123,365	9,314,057
Castle Biosciences, Inc.*	4,500	102,240
Centene Corp.*	115,811	7,320,413

A12

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Chartwell Retirement Residences (Canada), UTS	10,515	$66,521
Chemed Corp.	231	124,220
Cigna Group (The)	108,192	27,646,302
CorVel Corp.*	5,100	970,428
CVS Health Corp.	236,187	17,551,056
DaVita, Inc.*	1,070	86,788
Dr. Sulaiman Al Habib Medical Services Group Co. (Saudi Arabia)	546	42,501
Elevance Health, Inc.	14,893	6,847,950
Encompass Health Corp.	2,395	129,569
Enhabit, Inc.*	1,202	16,720
Ensign Group, Inc. (The)	3,600	343,944
Fresenius SE & Co. KGaA (Germany)	15,708	424,167
Galenica AG (Switzerland), 144A*	3,516	297,446
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (China) (Class A Stock)	14,200	68,374
H.U. Group Holdings, Inc. (Japan)	68,200	1,373,292
HCA Healthcare, Inc.	9,122	2,405,289
Henry Schein, Inc.*(a)	6,043	492,746
Hims & Hers Health, Inc.*(a)	191,300	1,897,696
Humana, Inc.	25,529	12,393,308
Laboratory Corp. of America Holdings	3,830	878,679
Max Healthcare Institute Ltd. (India)*	97,544	524,624
McKesson Corp.	5,465	1,945,813
Medipal Holdings Corp. (Japan)	197,000	2,684,805
ModivCare, Inc.*	11,900	1,000,552
Molina Healthcare, Inc.*	4,973	1,330,228
National HealthCare Corp.	6,900	400,683
NeoGenomics, Inc.*	90,000	1,566,900
NMC Health PLC (United Arab Emirates)*^	21,382	3
Oak Street Health, Inc.*	2,853	110,354
OPKO Health, Inc.*(a)	90,700	132,422
Patterson Cos., Inc.	7,200	192,744
Pennant Group, Inc. (The)*	12,100	172,788
Premier, Inc. (Class A Stock)	2,879	93,193
Progyny, Inc.*	8,425	270,611
Quest Diagnostics, Inc.	5,155	729,329
Sinopharm Group Co. Ltd. (China) (Class H Stock)	207,612	627,356
Sonic Healthcare Ltd. (Australia)	360,991	8,462,699
Summerset Group Holdings Ltd. (New Zealand)	190,249	1,048,687
Suzuken Co. Ltd. (Japan)	13,600	343,531
Tenet Healthcare Corp.*	15,204	903,422
Toho Holdings Co. Ltd. (Japan)	73,700	1,307,844
UnitedHealth Group, Inc.	166,381	78,629,997
Universal Health Services, Inc. (Class B Stock)	2,706	343,933
		202,545,973
Health Care REITs — 0.1%
Aedifica SA (Belgium)	3,855	310,575
Community Healthcare Trust, Inc.	12,922	472,945
Diversified Healthcare Trust(a)	607,900	820,665
Healthcare Realty Trust, Inc.	9,277	179,325
	Shares	Value
Common Stocks (continued)
Health Care REITs (cont’d.)
Healthpeak Properties, Inc.	23,758	$521,963
Medical Properties Trust, Inc.(a)	14,536	119,486
Omega Healthcare Investors, Inc.(a)	21,340	584,929
Sabra Health Care REIT, Inc.	150,000	1,725,000
Ventas, Inc.	197,473	8,560,455
Welltower, Inc.	41,280	2,959,363
		16,254,706
Health Care Technology — 0.0%
Certara, Inc.*(a)	8,807	212,337
Computer Programs & Systems, Inc.*	14,700	443,940
Definitive Healthcare Corp.*(a)	9,882	102,081
Doximity, Inc. (Class A Stock)*(a)	1,464	47,404
Multiplan Corp.*(a)	265,100	281,006
NextGen Healthcare, Inc.*	23,800	414,358
Teladoc Health, Inc.*(a)	3,554	92,049
Veradigm, Inc.*	26,600	347,130
		1,940,305
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	152,346	2,364,410
Braemar Hotels & Resorts, Inc.	117,200	452,392
Chatham Lodging Trust	20,700	217,143
DiamondRock Hospitality Co.(a)	145,600	1,183,728
Hersha Hospitality Trust (Class A Stock)	134,700	905,184
Hoshino Resorts REIT, Inc. (Japan)	47	244,593
Host Hotels & Resorts, Inc.	59,347	978,632
Invincible Investment Corp. (Japan)	6,275	2,641,173
Japan Hotel REIT Investment Corp. (Japan)	4,898	2,777,917
Park Hotels & Resorts, Inc.(a)	304,957	3,769,269
Service Properties Trust(a)	207,100	2,062,716
Summit Hotel Properties, Inc.	70,926	496,482
Xenia Hotels & Resorts, Inc.	58,200	761,838
		18,855,477
Hotels, Restaurants & Leisure — 1.3%
Accel Entertainment, Inc.*(a)	45,200	411,772
Airbnb, Inc. (Class A Stock)*	77,723	9,668,741
Aramark	5,671	203,022
Aristocrat Leisure Ltd. (Australia)	40,021	1,000,625
Biglari Holdings, Inc. (Class B Stock)*	2,340	395,928
Bloomin’ Brands, Inc.	48,815	1,252,105
Booking Holdings, Inc.*(a)	4,984	13,219,611
Boyd Gaming Corp.	67,161	4,306,363
Caesars Entertainment, Inc.*	5,616	274,117
Carnival Corp.*(a)	42,537	431,751
Chipotle Mexican Grill, Inc.*	5,832	9,962,747
Churchill Downs, Inc.	2,780	714,599
Chuy’s Holdings, Inc.*(a)	23,400	838,890
Compass Group PLC (United Kingdom)	359,945	9,045,980
Darden Restaurants, Inc.(a)	50,866	7,892,369
Dave & Buster’s Entertainment, Inc.*	29,300	1,077,947
Domino’s Pizza, Inc.	1,064	350,982
DoorDash, Inc. (Class A Stock)*	704	44,746

A13

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Doutor Nichires Holdings Co. Ltd. (Japan)	38,800	$554,696
Evolution AB (Sweden), 144A	11,389	1,525,881
Expedia Group, Inc.*	16,538	1,604,682
Genting Singapore Ltd. (Singapore)	2,667,900	2,251,725
Greggs PLC (United Kingdom)	44,629	1,532,599
Hilton Grand Vacations, Inc.*(a)	32,500	1,443,975
Hilton Worldwide Holdings, Inc.	66,897	9,423,780
Hyatt Hotels Corp. (Class A Stock)*	1,156	129,229
Indian Hotels Co. Ltd. (India)	9,692	38,369
Jiumaojiu International Holdings Ltd. (China), 144A	524,862	1,247,761
Koshidaka Holdings Co. Ltd. (Japan)	39,600	287,633
La Francaise des Jeux SAEM (France), 144A	37,672	1,570,081
Las Vegas Sands Corp.*	37,896	2,177,125
Life Time Group Holdings, Inc.*(a)	20,300	323,988
Light & Wonder, Inc.*	32,100	1,927,605
Lottery Corp. Ltd. (The) (Australia)	324,428	1,115,825
MakeMyTrip Ltd. (India)*(a)	49,630	1,214,446
Marriott International, Inc. (Class A Stock)	177,120	29,409,005
Marriott Vacations Worldwide Corp.(a)	914	123,262
McDonald’s Corp.	85,437	23,889,040
Meituan (China) (Class B Stock), 144A*	26,670	483,853
MGM Resorts International	13,676	607,488
Minor International PCL (Thailand)*	20,000	18,908
Norwegian Cruise Line Holdings Ltd.*(a)	16,608	223,378
OPAP SA (Greece)	333,814	5,354,031
Penn Entertainment, Inc.*(a)	3,783	112,204
Planet Fitness, Inc. (Class A Stock)*	539	41,864
Royal Caribbean Cruises Ltd.*	9,551	623,680
Royal Holdings Co. Ltd. (Japan)	12,100	254,561
Saizeriya Co. Ltd. (Japan)	13,500	336,032
Six Flags Entertainment Corp.*	914	24,413
Starbucks Corp.	204,158	21,258,973
Texas Roadhouse, Inc.(a)	6,800	734,808
Travel + Leisure Co.	550	21,560
TravelSky Technology Ltd. (China) (Class H Stock)	7,000	13,044
Vail Resorts, Inc.	55	12,852
Whitbread PLC (United Kingdom)	34,806	1,285,779
Wingstop, Inc.	13,800	2,533,404
Wyndham Hotels & Resorts, Inc.	650	44,102
Wynn Resorts Ltd.*	4,251	475,729
Yoshinoya Holdings Co. Ltd. (Japan)	39,000	715,861
Yum China Holdings, Inc. (China)(a)	5,500	348,645
Yum! Brands, Inc.	32,056	4,233,956
		182,642,127
Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	102,651	590,735
Century Communities, Inc.	9,600	613,632
D.R. Horton, Inc.	9,978	974,751
Garmin Ltd.	6,864	692,715
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	12,200	$65,113
Leggett & Platt, Inc.	3,259	103,897
Lennar Corp. (Class A Stock)	77,912	8,189,330
Lennar Corp. (Class B Stock)	363	32,419
LG Electronics, Inc. (South Korea)	2,790	248,990
M/I Homes, Inc.*	5,600	353,304
Meritage Homes Corp.	12,000	1,401,120
Mohawk Industries, Inc.*	2,234	223,891
Newell Brands, Inc.(a)	15,895	197,734
Nien Made Enterprise Co. Ltd. (Taiwan)	2,000	21,540
NVR, Inc.*	80	445,775
Persimmon PLC (United Kingdom)	33,385	518,393
PulteGroup, Inc.	7,659	446,366
Sekisui House Ltd. (Japan)	41,800	851,936
Sumitomo Forestry Co. Ltd. (Japan)	30,000	595,962
Tamron Co. Ltd. (Japan)	26,100	622,029
Taylor Morrison Home Corp.*	59,600	2,280,296
Taylor Wimpey PLC (United Kingdom)	400,761	589,589
Tempur Sealy International, Inc.	4,112	162,383
Toll Brothers, Inc.	74,318	4,461,310
TopBuild Corp.*	121	25,185
Whirlpool Corp.	2,494	329,258
		25,037,653
Household Products — 0.6%
Central Garden & Pet Co. (Class A Stock)*	5,300	207,071
Church & Dwight Co., Inc.	8,004	707,634
Clorox Co. (The)(a)	3,018	477,568
Colgate-Palmolive Co.	213,068	16,012,060
Energizer Holdings, Inc.	4,300	149,210
Essity AB (Sweden) (Class B Stock)(a)	84,700	2,419,362
Henkel AG & Co. KGaA (Germany)	9,447	687,239
Kimberly-Clark Corp.	10,309	1,383,674
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	9,000	18,974
Procter & Gamble Co. (The)	377,512	56,132,259
Reckitt Benckiser Group PLC (United Kingdom)	50,275	3,824,798
Reynolds Consumer Products, Inc.(a)	1,333	36,658
Spectrum Brands Holdings, Inc.	974	64,498
Unilever Indonesia Tbk PT (Indonesia)	49,400	14,332
		82,135,337
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)(a)	190,330	4,583,146
Brookfield Renewable Corp. (Class A Stock)	3,128	109,324
Clearway Energy, Inc. (Class A Stock)	17,100	513,513
Clearway Energy, Inc. (Class C Stock)(a)	61,500	1,926,795
Drax Group PLC (United Kingdom)	24,057	180,700
Electric Power Development Co. Ltd. (Japan)	33,600	540,080
ERG SpA (Italy)	22,477	682,021
NextEra Energy Partners LP(a)	8,796	534,357

A14

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Independent Power & Renewable Electricity Producers (cont’d.)
NTPC Ltd. (India)	21,585	$46,083
Ormat Technologies, Inc.(a)	7,200	610,344
RWE AG (Germany)	14,325	616,382
Vistra Corp.	200,469	4,811,256
		15,154,001
Industrial Conglomerates — 0.5%
3M Co.	159,123	16,725,418
Aboitiz Equity Ventures, Inc. (Philippines)	9,100	8,129
Bidvest Group Ltd. (The) (South Africa)	1,612	22,850
CITIC Ltd. (China)	731,000	854,401
CK Hutchison Holdings Ltd. (United Kingdom)	91,248	564,519
General Electric Co.	110,124	10,527,854
GS Holdings Corp. (South Korea)	20,195	626,447
Honeywell International, Inc.	103,767	19,831,949
Industries Qatar QSC (Qatar)	233,478	836,644
Jardine Matheson Holdings Ltd. (Hong Kong)	105,500	5,131,756
KOC Holding A/S (Turkey)	359,238	1,434,951
Lifco AB (Sweden) (Class B Stock)	32,384	698,284
Mytilineos SA (Greece)	45,686	1,302,431
Nisshinbo Holdings, Inc. (Japan)	216,400	1,657,755
Samsung C&T Corp. (South Korea)	474	39,474
Siemens AG (Germany)	7,600	1,231,230
Siemens Ltd. (India)	460	18,665
Smiths Group PLC (United Kingdom)	215,521	4,570,937
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	237,739	525,083
		66,608,777
Industrial REITs — 0.2%
Americold Realty Trust, Inc.(a)	237,425	6,754,741
CapitaLand Ascendas REIT (Singapore)	208,795	450,207
Dream Industrial Real Estate Investment Trust (Canada)	11,663	126,856
EastGroup Properties, Inc.	1,002	165,651
First Industrial Realty Trust, Inc.	7,097	377,560
Frasers Logistics & Commercial Trust (Singapore)	161,010	158,920
GLP J-REIT (Japan)*	359	388,053
Goodman Group (Australia)	672,539	8,534,413
Industrial Logistics Properties Trust	41,800	128,326
LXP Industrial Trust	12,000	123,720
Nippon Prologis REIT, Inc. (Japan)*	198	419,175
Plymouth Industrial REIT, Inc.	22,235	467,157
Prologis, Inc.	65,958	8,229,580
Rexford Industrial Realty, Inc.	16,250	969,313
Segro PLC (United Kingdom)	54,607	520,175
STAG Industrial, Inc.(a)	20,600	696,692
Terreno Realty Corp.(a)	13,700	885,020
Tritax Big Box REIT PLC (United Kingdom)	112,737	195,078
Warehouses De Pauw CVA (Belgium)	145	4,312
		29,594,949
	Shares	Value
Common Stocks (continued)
Insurance — 1.6%
Aflac, Inc.	27,043	$1,744,814
Ageas SA/NV (Belgium)	22,493	973,009
AIA Group Ltd. (Hong Kong)	67,200	704,750
Allstate Corp. (The)	99,631	11,040,111
Ambac Financial Group, Inc.*	11,800	182,664
American Financial Group, Inc.	1,798	218,457
American International Group, Inc.	273,596	13,778,295
Aon PLC (Class A Stock)	14,424	4,547,743
Arch Capital Group Ltd.*	13,921	944,818
Arthur J. Gallagher & Co.	9,022	1,725,999
ASR Nederland NV (Netherlands)	16,657	662,781
Assicurazioni Generali SpA (Italy)	182,121	3,628,690
Assurant, Inc.	2,576	309,300
Assured Guaranty Ltd.	1,767	88,827
Aviva PLC (United Kingdom)	708,950	3,541,303
AXA SA (France)	545,772	16,655,643
Axis Capital Holdings Ltd.	96,412	5,256,382
Baloise Holding AG (Switzerland)	6,298	980,702
BB Seguridade Participacoes SA (Brazil)	13,100	84,000
Brighthouse Financial, Inc.*	2,081	91,793
Brown & Brown, Inc.	10,844	622,662
Bupa Arabia for Cooperative Insurance Co. (Saudi Arabia)	397	18,425
China Life Insurance Co. Ltd. (China) (Class H Stock)	45,000	73,848
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	37,000	98,090
Chubb Ltd.	84,836	16,473,454
Cincinnati Financial Corp.(a)	7,394	828,720
CNA Financial Corp.	1,184	46,212
CNO Financial Group, Inc.	16,500	366,135
Coface SA (France)*	60,030	850,327
DB Insurance Co. Ltd. (South Korea)	34,550	1,987,745
eHealth, Inc.*	61,200	572,832
Employers Holdings, Inc.	20,700	862,983
Enstar Group Ltd.*	8,700	2,016,573
Erie Indemnity Co. (Class A Stock)	256	59,305
Everest Re Group Ltd.	1,554	556,363
F&G Annuities & Life, Inc.	1,490	26,999
Fairfax Financial Holdings Ltd. (Canada)	1,732	1,151,886
Fidelity National Financial, Inc.	6,872	240,039
First American Financial Corp.	2,835	157,796
Genworth Financial, Inc. (Class A Stock)*	436,300	2,190,226
Globe Life, Inc.	4,275	470,335
Goosehead Insurance, Inc. (Class A Stock)*	4,500	234,900
Hannover Rueck SE (Germany)	2,824	552,319
Hanover Insurance Group, Inc. (The)	1,030	132,355
Hartford Financial Services Group, Inc. (The)	31,865	2,220,672
James River Group Holdings Ltd.	10,054	207,615
Just Group PLC (United Kingdom)	514,639	545,166
Kemper Corp.	1,944	106,259
Lincoln National Corp.	7,876	176,974
Loews Corp.	9,687	562,040

A15

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Markel Corp.*(a)	709	$905,684
Marsh & McLennan Cos., Inc.	67,323	11,212,646
MetLife, Inc.	443,577	25,700,851
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	10,172	3,556,495
New China Life Insurance Co. Ltd. (China) (Class H Stock)	5,200	12,350
NN Group NV (Netherlands)	15,607	566,689
Old Mutual Ltd. (South Africa)	81,843	54,253
Old Republic International Corp.	7,681	191,795
Oscar Health, Inc. (Class A Stock)*(a)	177,600	1,161,504
OUTsurance Group Ltd. (South Africa)	130,208	255,057
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	1,600,000	533,891
Phoenix Group Holdings PLC (United Kingdom)	27,665	186,917
Phoenix Holdings Ltd. (The) (Israel)	62,992	625,611
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	837,002	853,833
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	37,500	242,595
Poste Italiane SpA (Italy), 144A	847,202	8,639,411
Powszechny Zaklad Ubezpieczen SA (Poland)	3,651	29,729
Primerica, Inc.	6,833	1,176,916
Principal Financial Group, Inc.	11,153	828,891
Progressive Corp. (The)	125,927	18,015,117
Reinsurance Group of America, Inc.	1,785	236,977
RenaissanceRe Holdings Ltd. (Bermuda)	44,738	8,962,811
Ryan Specialty Holdings, Inc.*(a)	12,420	499,781
Sampo OYJ (Finland) (Class A Stock)	46,526	2,195,337
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	7,329	1,158,512
Samsung Life Insurance Co. Ltd. (South Korea)	11,927	575,165
Sanlam Ltd. (South Africa)	54,340	172,448
Selectquote, Inc.*	118,800	257,796
SiriusPoint Ltd. (Bermuda)*	133,500	1,085,355
Skyward Specialty Insurance Group, Inc.*	4,067	88,945
Steadfast Group Ltd. (Australia)	58,620	230,232
Swiss Life Holding AG (Switzerland)	13,536	8,353,156
Swiss Re AG	20,995	2,156,890
T&D Holdings, Inc. (Japan)	172,400	2,136,705
Travelers Cos., Inc. (The)	10,601	1,817,117
Unipol Gruppo SpA (Italy)	613,461	3,149,283
United Fire Group, Inc.	3,900	103,545
Unum Group	131,535	5,203,525
W.R. Berkley Corp.	9,871	614,568
White Mountains Insurance Group Ltd.	76	104,689
Willis Towers Watson PLC	4,984	1,158,182
		216,580,590
Interactive Media & Services — 1.9%
Alphabet, Inc. (Class A Stock)*	926,927	96,150,138
Alphabet, Inc. (Class C Stock)*	650,320	67,633,280
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
Auto Trader Group PLC (United Kingdom), 144A	76,835	$586,074
Autohome, Inc. (China), ADR	500	16,735
Baidu, Inc. (China), ADR*	4,612	696,043
Bumble, Inc. (Class A Stock)*(a)	93,000	1,818,150
Gree, Inc. (Japan)	72,000	376,520
IAC, Inc.*	1,883	97,163
Kanzhun Ltd. (China), ADR*(a)	78,428	1,492,485
Kuaishou Technology (China), 144A*	2,800	21,530
Match Group, Inc.*	5,897	226,386
Meta Platforms, Inc. (Class A Stock)*	428,369	90,788,526
Outbrain, Inc.*(a)	23,400	96,642
Pinterest, Inc. (Class A Stock)*	37,943	1,034,705
Tencent Holdings Ltd. (China)	44,900	2,194,233
TripAdvisor, Inc.*	2,301	45,698
Weibo Corp. (China), ADR*	500	10,030
ZoomInfo Technologies, Inc.*	14,345	354,465
		263,638,803
IT Services — 0.7%
Accenture PLC (Class A Stock)	90,810	25,954,406
Akamai Technologies, Inc.*(a)	16,363	1,281,223
Alten SA (France)	1,897	302,911
Amdocs Ltd.	2,956	283,865
Cognizant Technology Solutions Corp. (Class A Stock)	22,544	1,373,606
Computacenter PLC (United Kingdom)	40,734	1,080,314
Data#3 Ltd. (Australia)	125,808	614,950
DXC Technology Co.*	179,073	4,577,106
EPAM Systems, Inc.*	1,308	391,092
Fujitsu Ltd. (Japan)	6,400	864,834
Gartner, Inc.*	8,489	2,765,462
GoDaddy, Inc. (Class A Stock)*	3,303	256,709
Grid Dynamics Holdings, Inc.*	7,096	81,320
Hackett Group, Inc. (The)	10,300	190,344
HCL Technologies Ltd. (India)	427,372	5,673,613
Indra Sistemas SA (Spain)	24,096	326,131
Information Services Group, Inc.	30,900	157,281
Information Services International-Dentsu Ltd. (Japan)	16,100	635,062
Infosys Ltd. (India)	83,026	1,451,555
International Business Machines Corp.(a)	131,150	17,192,453
Itochu Techno-Solutions Corp. (Japan)	22,300	549,472
Keywords Studios PLC (Ireland)	19,593	668,072
Kyndryl Holdings, Inc.*	5,005	73,874
Mphasis Ltd. (India)	46,326	1,018,421
NEC Corp. (Japan)	24,400	941,967
Nomura Research Institute Ltd. (Japan)	35,400	827,925
NSD Co. Ltd. (Japan)	31,800	573,610
NTT Data Corp. (Japan)	51,700	679,676
Obic Co. Ltd. (Japan)	3,500	554,377
Okta, Inc.*	69,099	5,959,098
Otsuka Corp. (Japan)	21,400	760,016
Reply SpA (Italy)	14,566	1,829,098
SCSK Corp. (Japan)	55,000	805,305
SHIFT, Inc. (Japan)*	28,700	5,133,336
Snowflake, Inc. (Class A Stock)*	29,289	4,519,000

A16

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Sopra Steria Group SACA (France)	4,834	$1,015,840
Tata Consultancy Services Ltd. (India)	39,908	1,564,308
Tech Mahindra Ltd. (India)	84,718	1,142,055
TietoEVRY OYJ (Finland)	6,048	189,996
TIS, Inc. (Japan)	54,700	1,446,576
Twilio, Inc. (Class A Stock)*	2,650	176,570
Uchida Yoko Co. Ltd. (Japan)	12,400	461,089
VeriSign, Inc.*	3,817	806,647
Wipro Ltd. (India)	127,896	570,594
Wix.com Ltd. (Israel)*	4,303	429,439
		98,150,598
Lease Backed Certificate of Participation — 0.0%
Safestore Holdings PLC (United Kingdom), REIT	143,974	1,689,916
Leisure Products — 0.0%
Brunswick Corp.	9,776	801,632
Hasbro, Inc.	5,712	306,677
Malibu Boats, Inc. (Class A Stock)*	10,500	592,725
MasterCraft Boat Holdings, Inc.*	46,200	1,405,866
Mattel, Inc.*	4,460	82,108
Peloton Interactive, Inc. (Class A Stock)*	7,543	85,538
Polaris, Inc.(a)	346	38,278
Sankyo Co. Ltd. (Japan)	47,400	1,979,030
Sega Sammy Holdings, Inc. (Japan)	10,500	199,581
		5,491,435
Life Sciences Tools & Services — 0.8%
10X Genomics, Inc. (Class A Stock)*	237	13,222
Adaptive Biotechnologies Corp.*	224,200	1,979,686
Agilent Technologies, Inc.	85,911	11,884,928
Avantor, Inc.*	33,313	704,237
Azenta, Inc.*	1,811	80,807
BioLife Solutions, Inc.*	5,675	123,431
Bio-Rad Laboratories, Inc. (Class A Stock)*	881	422,017
Bio-Techne Corp.	3,091	229,321
Charles River Laboratories International, Inc.*	1,033	208,480
Danaher Corp.	118,373	29,834,731
Hangzhou Tigermed Consulting Co. Ltd. (China) (Class H Stock), 144A	39,331	370,565
ICON PLC*	7,684	1,641,226
Illumina, Inc.*(a)	7,053	1,640,175
IQVIA Holdings, Inc.*	3,804	756,578
Lonza Group AG (Switzerland)	6,071	3,654,740
Mettler-Toledo International, Inc.*	3,251	4,974,713
Olink Holding AB (Sweden), ADR*	15,073	339,595
PerkinElmer, Inc.	5,700	759,582
QIAGEN NV*	5,550	254,911
Quanterix Corp.*	9,100	102,557
Repligen Corp.*(a)	391	65,829
Sotera Health Co.*(a)	486,500	8,713,215
Syneos Health, Inc.*	2,070	73,733
Thermo Fisher Scientific, Inc.	61,511	35,453,095
Waters Corp.*	1,189	368,150
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
West Pharmaceutical Services, Inc.	1,426	$494,066
WuXi AppTec Co. Ltd. (China) (Class H Stock), 144A	1,900	19,898
		105,163,488
Machinery — 1.4%
Aalberts NV (Netherlands)	29,090	1,374,106
AGCO Corp.	57,214	7,735,333
Airtac International Group (China)	17,374	679,486
Allison Transmission Holdings, Inc.	9,473	428,559
Amada Co. Ltd. (Japan)	43,000	403,058
ANDRITZ AG (Austria)	47,091	3,186,375
Atlas Copco AB (Sweden) (Class A Stock)	173,777	2,201,467
Atlas Copco AB (Sweden) (Class B Stock)	118,353	1,361,384
Blue Bird Corp.*	9,600	196,128
Bucher Industries AG (Switzerland)	5,073	2,372,699
Caterpillar, Inc.	79,481	18,188,432
Chart Industries, Inc.*(a)	1,200	150,480
CNH Industrial NV (United Kingdom)	285,497	4,368,439
Columbus McKinnon Corp.	10,600	393,896
Crane Holdings Co.	1,156	131,206
Cummins, Inc.	6,186	1,477,712
Daimler Truck Holding AG (Germany)*	84,283	2,844,469
Deere & Co.	55,354	22,854,560
DMG Mori Co. Ltd. (Japan)	161,000	2,721,843
Donaldson Co., Inc.(a)	16,911	1,104,965
Doosan Bobcat, Inc. (South Korea)	340	11,435
Dover Corp.	36,065	5,479,716
Ebara Corp. (Japan)	29,100	1,355,025
Energy Recovery, Inc.*	13,463	310,322
Enerpac Tool Group Corp.	10,275	262,013
EnPro Industries, Inc.	3,738	388,341
Epiroc AB (Sweden) (Class A Stock)	40,920	812,263
Epiroc AB (Sweden) (Class B Stock)	36,187	617,005
Esab Corp.	49,640	2,932,235
Federal Signal Corp.	2,800	151,788
Flowserve Corp.	3,188	108,392
Fortive Corp.	157,515	10,737,798
Gates Industrial Corp. PLC*	2,643	36,711
GEA Group AG (Germany)	50,094	2,285,166
Georg Fischer AG (Switzerland)	6,032	469,473
Graco, Inc.	1,289	94,110
Helios Technologies, Inc.	1,574	102,940
Hillenbrand, Inc.	30,600	1,454,418
Hitachi Construction Machinery Co. Ltd. (Japan)	201,100	4,687,093
IDEX Corp.	3,130	723,124
IHI Corp. (Japan)	94,000	2,361,204
Illinois Tool Works, Inc.(a)	6,230	1,516,693
Indutrade AB (Sweden)	13,897	295,742
Ingersoll Rand, Inc.	18,027	1,048,811
ITT, Inc.	2,042	176,225
Kawasaki Heavy Industries Ltd. (Japan)(a)	321,300	7,033,787
Krones AG (Germany)	3,199	378,388
Middleby Corp. (The)*	1,221	179,011

A17

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Mueller Industries, Inc.(a)	33,200	$2,439,536
Nordson Corp.	2,257	501,641
Obara Group, Inc. (Japan)	19,500	583,251
OKUMA Corp. (Japan)	35,500	1,589,889
Organo Corp. (Japan)	8,500	232,362
Oshkosh Corp.	1,609	133,837
Otis Worldwide Corp.	97,903	8,263,013
PACCAR, Inc.	159,147	11,649,560
Parker-Hannifin Corp.	30,074	10,108,172
Pentair PLC	7,235	399,878
Proto Labs, Inc.*	13,700	454,155
Rational AG (Germany)	1,272	855,019
Sandvik AB (Sweden)	50,670	1,075,511
Schindler Holding AG (Switzerland)	2,524	534,125
Shenzhen Inovance Technology Co. Ltd. (China) (Class A Stock)	1,000	10,243
Snap-on, Inc.	2,481	612,534
Standex International Corp.	6,700	820,348
Stanley Black & Decker, Inc.	6,583	530,458
Terex Corp.	96,400	4,663,832
THK Co. Ltd. (Japan)	26,000	602,670
Timken Co. (The)	47,197	3,856,939
Titan International, Inc.*	137,700	1,443,096
Trelleborg AB (Sweden) (Class B Stock)	63,831	1,816,732
Trinity Industries, Inc.	44,283	1,078,734
Tsugami Corp. (Japan)	98,100	1,068,339
Volvo AB (Sweden) (Class A Stock)	23,872	513,485
Volvo AB (Sweden) (Class B Stock)(a)	240,380	4,953,427
Wabash National Corp.(a)	103,100	2,535,229
Westinghouse Air Brake Technologies Corp.	14,740	1,489,624
Xylem, Inc.	7,219	755,829
Zhejiang Sanhua Intelligent Controls Co. Ltd. (China) (Class A Stock)	163,443	611,822
		186,367,116
Marine Transportation — 0.2%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	275	487,863
AP Moller - Maersk A/S (Denmark) (Class B Stock)	1,534	2,788,367
Cia Sud Americana de Vapores SA (Chile)	10,414,163	1,037,894
COSCO SHIPPING Holdings Co. Ltd. (China) (Class H Stock)	204,950	231,056
D/S Norden A/S (Denmark)	55,229	3,714,127
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	131,400	688,190
Kawasaki Kisen Kaisha Ltd. (Japan)	252,000	5,779,833
Kirby Corp.*	12,570	876,129
Kuehne + Nagel International AG (Switzerland)	3,453	1,028,425
Mitsui OSK Lines Ltd. (Japan)(a)	20,600	516,600
Nippon Yusen KK (Japan)(a)	21,700	506,876
NS United Kaiun Kaisha Ltd. (Japan)	20,000	623,522
Orient Overseas International Ltd. (Hong Kong)	30,500	585,459
	Shares	Value
Common Stocks (continued)
Marine Transportation (cont’d.)
Pacific Basin Shipping Ltd. (Hong Kong)	336,000	$130,030
Pan Ocean Co. Ltd. (South Korea)	117,264	525,665
SITC International Holdings Co. Ltd. (China)	949,000	2,039,553
Wan Hai Lines Ltd. (Taiwan)	216,810	490,690
Yang Ming Marine Transport Corp. (Taiwan)	254,000	539,225
ZIM Integrated Shipping Services Ltd. (Israel)(a)	18,000	424,440
		23,013,944
Media — 0.4%
Advantage Solutions, Inc.*(a)	108,900	172,062
Altice USA, Inc. (Class A Stock)*	5,137	17,569
Cable One, Inc.	52	36,504
Charter Communications, Inc. (Class A Stock)*(a)	2,140	765,285
Comcast Corp. (Class A Stock)	482,467	18,290,324
DISH Network Corp. (Class A Stock)*	10,650	99,365
Entravision Communications Corp. (Class A Stock)	77,600	469,480
Fox Corp. (Class A Stock)	12,974	441,765
Fox Corp. (Class B Stock)	5,982	187,296
Gray Television, Inc.	23,000	200,560
Informa PLC (United Kingdom)	259,382	2,223,284
Integral Ad Science Holding Corp.*	42,600	607,902
Interpublic Group of Cos., Inc. (The)	16,867	628,127
IPSOS (France)	6,179	382,987
Liberty Broadband Corp. (Class A Stock)*	17,126	1,406,387
Liberty Broadband Corp. (Class C Stock)*	66,563	5,438,197
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	1,327	37,275
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	2,731	76,441
MFE-MediaForEurope NV (Italy) (Class B Stock)	851,058	581,628
MultiChoice Group (South Africa)	2,415	16,782
New York Times Co. (The) (Class A Stock)	3,975	154,548
News Corp. (Class A Stock)	16,421	283,591
News Corp. (Class B Stock)	4,793	83,542
Nexstar Media Group, Inc.	808	139,509
Omnicom Group, Inc.	8,900	839,626
Paramount Global (Class A Stock)	220	5,685
Paramount Global (Class B Stock)(a)	23,498	524,240
Publicis Groupe SA (France)	119,042	9,292,394
Sirius XM Holdings, Inc.(a)	17,184	68,221
Trade Desk, Inc. (The) (Class A Stock)*	35,587	2,167,604
WPP PLC (United Kingdom)	573,542	6,814,207
		52,452,387
Metals & Mining — 0.9%
African Rainbow Minerals Ltd. (South Africa)	94,575	1,230,025
Alcoa Corp.	4,328	184,200

A18

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Alpha Metallurgical Resources, Inc.	3,900	$608,400
Alrosa PJSC (Russia)*^	575,990	1
Aluminum Corp. of China Ltd. (China) (Class H Stock)	24,000	12,156
Anglo American Platinum Ltd. (South Africa)(a)	19,913	1,068,963
AngloGold Ashanti Ltd. (Australia)	28,101	684,397
ArcelorMittal SA (Luxembourg)	52,526	1,591,343
ATI, Inc.*	19,600	773,416
Aurubis AG (Germany)	1,955	181,116
B2Gold Corp. (Canada)(a)	58,168	229,182
Baoshan Iron & Steel Co. Ltd. (China) (Class A Stock)	7,500	6,809
BHP Group Ltd. (Australia)	660,676	20,886,563
BlueScope Steel Ltd. (Australia)	576,600	7,804,495
Boliden AB (Sweden)	17,225	676,670
Carpenter Technology Corp.	25,700	1,150,332
China Hongqiao Group Ltd. (China)	12,500	12,012
Cia Siderurgica Nacional SA (Brazil)	380,100	1,157,897
Cleveland-Cliffs, Inc.*	12,504	229,198
CMOC Group Ltd. (China) (Class H Stock)	21,000	12,712
Commercial Metals Co.	14,900	728,610
Constellium SE*	30,408	464,634
Coronado Global Resources, Inc. (Australia), CDI, 144A	1,497,238	1,635,805
Endeavour Mining PLC (Burkina Faso)	9,842	237,184
ERO Copper Corp. (Brazil)*	20,658	365,470
Fortescue Metals Group Ltd. (Australia)	376,043	5,652,517
Freeport-McMoRan, Inc.	63,193	2,585,226
Glencore PLC (Australia)	325,725	1,874,293
Gold Fields Ltd. (South Africa)	51,486	689,687
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	32,300	152,789
Harmony Gold Mining Co. Ltd. (South Africa)	151,199	626,743
Henan Shenhuo Coal & Power Co. Ltd. (China) (Class A Stock)	24,700	63,546
Hindalco Industries Ltd. (India)	50,632	251,040
Hyundai Steel Co. (South Korea)	675	18,044
Iluka Resources Ltd. (Australia)	278,873	1,990,286
Impala Platinum Holdings Ltd. (South Africa)	125,962	1,159,398
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	44,000	74,492
Jindal Steel & Power Ltd. (India)	32,988	220,136
JSW Steel Ltd. (India)	3,796	31,874
KGHM Polska Miedz SA (Poland)	868	24,654
Kobe Steel Ltd. (Japan)	323,100	2,575,711
Kumba Iron Ore Ltd. (South Africa)	43,331	1,095,584
Mineral Resources Ltd. (Australia)	8,882	480,134
MMC Norilsk Nickel PJSC (Russia)^	8,156	—
Newmont Corp.	35,142	1,722,661
Nippon Steel Corp. (Japan)	420,000	9,904,227
Norsk Hydro ASA (Norway)	54,920	409,891
Northam Platinum Holdings Ltd. (South Africa)*	140,052	1,142,905
Novolipetsk Steel PJSC (Russia)*^	2,758,930	4
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Nucor Corp.	11,269	$1,740,722
Pacific Metals Co. Ltd. (Japan)*	40,700	596,110
Perseus Mining Ltd. (Australia)	528,791	839,363
Pilbara Minerals Ltd. (Australia)	487,102	1,295,888
POSCO Holdings, Inc. (South Korea)	399	112,886
Reliance Steel & Aluminum Co.	1,424	365,598
Rio Tinto Ltd. (Australia)	56,036	4,502,481
Rio Tinto PLC (Australia)	74,417	5,051,277
Royal Gold, Inc.(a)	1,495	193,916
Ryerson Holding Corp.	24,100	876,758
Saudi Arabian Mining Co. (Saudi Arabia)*	10,475	179,778
Schnitzer Steel Industries, Inc. (Class A Stock)	11,500	357,650
Severstal PAO (Russia)*^	337,573	—
Sibanye Stillwater Ltd. (South Africa)(a)	2,016,817	4,164,356
South32 Ltd. (Australia)	659,318	1,932,283
Southern Copper Corp. (Mexico)	716	54,595
SSAB AB (Sweden) (Class A Stock)	353,233	2,610,044
SSAB AB (Sweden) (Class B Stock)	68,815	491,899
SSR Mining, Inc. (Canada)	5,044	76,265
Steel Dynamics, Inc.	63,602	7,190,842
Tata Steel Ltd. (India)	46,647	59,590
Tokyo Steel Manufacturing Co. Ltd. (Japan)	207,100	2,138,899
United States Steel Corp.(a)	160,082	4,178,140
Vale SA (Brazil)	330,064	5,216,215
Vedanta Ltd. (India)	33,867	113,451
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	36,000	60,061
		119,076,499
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AGNC Investment Corp.	13,963	140,747
Annaly Capital Management, Inc.	11,437	218,561
Granite Point Mortgage Trust, Inc.	69,800	346,208
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	7,800	223,080
Ladder Capital Corp.	49,602	468,739
Rithm Capital Corp.	31,199	249,592
Starwood Property Trust, Inc.(a)	31,622	559,393
TPG RE Finance Trust, Inc.	118,400	859,584
		3,065,904
Multi-Utilities — 0.5%
A2A SpA (Italy)	1,503,042	2,398,575
Ameren Corp.	37,911	3,275,131
Avista Corp.	4,700	199,515
Black Hills Corp.(a)	5,800	365,980
CenterPoint Energy, Inc.	133,927	3,945,489
CMS Energy Corp.	14,579	894,859
Consolidated Edison, Inc.	15,820	1,513,499
Dominion Energy, Inc.	36,906	2,063,415
DTE Energy Co.	62,743	6,872,868
E.ON SE (Germany)	880,940	10,989,480
Engie SA (France)	346,051	5,476,154
Hera SpA (Italy)	81,992	231,768
Iren SpA (Italy)	434,730	833,810

A19

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Multi-Utilities (cont’d.)
NiSource, Inc.	554,098	$15,492,580
NorthWestern Corp.	7,100	410,806
Public Service Enterprise Group, Inc.	22,050	1,377,023
Qatar Electricity & Water Co. QSC (Qatar)	2,890	13,397
Sembcorp Industries Ltd. (Singapore)	240,800	794,648
Sempra Energy	82,509	12,472,060
WEC Energy Group, Inc.	13,906	1,318,150
		70,939,207
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.(a)	27,332	3,432,626
Boston Properties, Inc.	6,449	349,020
Cousins Properties, Inc.(a)	9,940	212,517
Covivio SA (France)	9,908	576,350
Daiwa Office Investment Corp. (Japan)	188	859,920
Douglas Emmett, Inc.	4,140	51,046
Franklin Street Properties Corp.	124,054	194,765
Gecina SA (France)	5,568	577,961
Great Portland Estates PLC (United Kingdom)	26,829	167,910
Highwoods Properties, Inc.	2,543	58,972
Hudson Pacific Properties, Inc.(a)	792,570	5,270,591
Ichigo Office REIT Investment Corp. (Japan)	1,504	1,097,619
Japan Real Estate Investment Corp. (Japan)	859	3,423,323
JBG SMITH Properties	93,115	1,402,312
Kilroy Realty Corp.	2,846	92,211
Nippon Building Fund, Inc. (Japan)	65	270,565
Orix JREIT, Inc. (Japan)	165	209,208
Paramount Group, Inc.(a)	211,400	963,984
Piedmont Office Realty Trust, Inc. (Class A Stock)(a)	55,000	401,500
SL Green Realty Corp.(a)	1,567	36,856
Vornado Realty Trust	4,317	66,352
		19,715,608
Oil, Gas & Consumable Fuels — 2.4%
Adaro Energy Indonesia Tbk PT (Indonesia)	5,361,400	1,039,300
Antero Midstream Corp.	8,231	86,343
Antero Resources Corp.*	2,422	55,924
APA Corp.	14,141	509,924
Berry Corp.	117,300	920,805
BP PLC (United Kingdom)	2,400,055	15,169,607
BW LPG Ltd. (Singapore), 144A	1,076,361	8,070,224
California Resources Corp.(a)	39,200	1,509,200
Cheniere Energy, Inc.	77,184	12,164,198
Chesapeake Energy Corp.	2,962	225,231
Chevron Corp.	270,776	44,179,812
China Coal Energy Co. Ltd. (China) (Class H Stock)	12,000	9,107
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	13,500	42,483
Chord Energy Corp.	8,485	1,142,081
Civitas Resources, Inc.(a)	8,800	601,392
Coal India Ltd. (India)	62,972	164,155
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
ConocoPhillips	253,298	$25,129,695
CONSOL Energy, Inc.	100,000	5,827,000
Coterra Energy, Inc.	31,292	767,906
Devon Energy Corp.	21,095	1,067,618
Diamondback Energy, Inc.	5,410	731,270
DT Midstream, Inc.	2,372	117,106
Eni SpA (Italy)	39,306	548,176
EOG Resources, Inc.	15,503	1,777,109
EQT Corp.	15,795	504,018
Equinor ASA (Norway)	156,179	4,439,922
Exxaro Resources Ltd. (South Africa)	1,550	16,201
Exxon Mobil Corp.(a)	567,006	62,177,878
Hess Corp.	58,713	7,770,078
HF Sinclair Corp.	3,303	159,799
Inner Mongolia Yitai Coal Co. Ltd. (China) (Class B Stock)	85,800	126,109
Inpex Corp. (Japan)	64,800	685,748
Kinder Morgan, Inc.(a)	87,748	1,536,468
Kosmos Energy Ltd. (Ghana)*	307,800	2,290,032
LUKOIL PJSC (Russia)^	3,043	—
Marathon Oil Corp.	28,094	673,132
Marathon Petroleum Corp.	104,838	14,135,308
Motor Oil Hellas Corinth Refineries SA (Greece)	1,235	31,699
Murphy Oil Corp.	18,100	669,338
New Hope Corp. Ltd. (Australia)	43,500	165,396
Occidental Petroleum Corp.(a)	17,882	1,116,373
OMV AG (Austria)	11,069	508,324
ONEOK, Inc.	43,068	2,736,541
Ovintiv, Inc.	1,756	63,356
Par Pacific Holdings, Inc.*	41,200	1,203,040
PBF Energy, Inc. (Class A Stock)	6,700	290,512
PDC Energy, Inc.	98,281	6,307,675
Peabody Energy Corp.*(a)	140,500	3,596,800
PetroChina Co. Ltd. (China) (Class H Stock)	120,000	70,888
Petroleo Brasileiro SA (Brazil)	24,400	127,766
Phillips 66	70,624	7,159,861
Pioneer Natural Resources Co.	38,870	7,938,809
PTT Exploration & Production PCL (Thailand)	8,700	38,231
Range Resources Corp.	1,960	51,881
Reliance Industries Ltd. (India)	8,376	238,168
Repsol SA (Spain)	147,017	2,260,809
Rosneft Oil Co. PJSC (Russia)^	19,154	—
Shaanxi Coal Industry Co. Ltd. (China) (Class A Stock)	24,800	73,388
Shan Xi Hua Yang Group New Energy Co. Ltd. (China) (Class A Stock)	32,100	64,443
Shanxi Lu’an Environmental Energy Development Co. Ltd. (China) (Class A Stock)	22,800	72,680
Shell PLC (Netherlands)	742,767	21,167,821
SM Energy Co.	79,700	2,244,352
Southwestern Energy Co.*	740,219	3,701,095
Suncor Energy, Inc. (Canada)	16,700	518,485
Surgutneftegas PJSC (Russia)^	55,200	—
Talos Energy, Inc.*	63,000	934,920

A20

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Targa Resources Corp.	23,371	$1,704,914
Tatneft PJSC (Russia)^	133,140	—
TotalEnergies SE (France)	210,335	12,402,135
Turkiye Petrol Rafinerileri A/S (Turkey)	899	24,888
United Tractors Tbk PT (Indonesia)	287,100	557,948
Valero Energy Corp.(a)	116,942	16,325,103
Vital Energy, Inc.*	21,000	956,340
Vitesse Energy, Inc.	578	10,999
Whitehaven Coal Ltd. (Australia)	56,465	254,200
Williams Cos., Inc. (The)	535,148	15,979,519
World Fuel Services Corp.	12,500	319,375
Yankuang Energy Group Co. Ltd. (China) (Class H Stock)	10,000	35,804
		328,294,235
Paper & Forest Products — 0.0%
Empresas CMPC SA (Chile)	5,922	9,890
Glatfelter Corp.	67,200	214,368
Hokuetsu Corp. (Japan)(a)	94,300	632,533
Louisiana-Pacific Corp.	1,569	85,055
Suzano SA (Brazil)	90,100	740,753
		1,682,599
Passenger Airlines — 0.3%
Air France-KLM (France)*	2,007,370	3,699,103
Alaska Air Group, Inc.*(a)	141,647	5,943,508
American Airlines Group, Inc.*	27,931	411,982
Copa Holdings SA (Panama) (Class A Stock)*	704	65,014
Delta Air Lines, Inc.*	107,891	3,767,554
Deutsche Lufthansa AG (Germany)*	887,354	9,869,600
Eva Airways Corp. (Taiwan)	17,000	15,086
Frontier Group Holdings, Inc.*	142,000	1,397,280
JET2 PLC (United Kingdom)	45,421	740,766
JetBlue Airways Corp.*	87,751	638,827
Qantas Airways Ltd. (Australia)*	924,182	4,125,044
SkyWest, Inc.*	55,400	1,228,218
Southwest Airlines Co.	26,974	877,734
Sun Country Airlines Holdings, Inc.*	16,673	341,797
Turk Hava Yollari AO (Turkey)*	5,838	36,152
United Airlines Holdings, Inc.*	164,535	7,280,674
		40,438,339
Personal Care Products — 0.3%
Colgate-Palmolive India Ltd. (India)	953	17,499
Coty, Inc. (Class A Stock)*	8,600	103,716
elf Beauty, Inc.*	58,600	4,825,710
Estee Lauder Cos., Inc. (The) (Class A Stock)	9,770	2,407,914
Hengan International Group Co. Ltd. (China)	103,112	477,619
Herbalife Nutrition Ltd.*(a)	42,200	679,420
Hindustan Unilever Ltd. (India)	5,914	184,690
Kao Corp. (Japan)	31,400	1,222,254
L’Oreal SA (France)	42,145	18,832,187
Unilever PLC (United Kingdom)	169,945	8,806,386
		37,557,395
	Shares	Value
Common Stocks (continued)
Pharmaceuticals — 3.0%
Amneal Pharmaceuticals, Inc.*	223,000	$309,970
Astellas Pharma, Inc. (Japan)	168,100	2,388,250
AstraZeneca PLC (United Kingdom)	92,163	12,769,585
AstraZeneca PLC (United Kingdom), ADR	282,663	19,619,639
Aurobindo Pharma Ltd. (India)	1,330	8,405
Bayer AG (Germany)	64,731	4,135,121
Bristol-Myers Squibb Co.	464,020	32,161,226
Catalent, Inc.*	6,430	422,515
China Medical System Holdings Ltd. (China)	94,000	148,310
China Resources Pharmaceutical Group Ltd. (China), 144A	12,000	9,495
Chugai Pharmaceutical Co. Ltd. (Japan)	66,500	1,642,060
Cipla Ltd. (India)	3,159	34,672
CSPC Pharmaceutical Group Ltd. (China)	237,600	232,923
Dong-E-E-Jiao Co. Ltd. (China) (Class A Stock)	1,100	8,486
Dr. Reddy’s Laboratories Ltd. (India)	3,642	205,367
Elanco Animal Health, Inc.*	10,896	102,422
Eli Lilly & Co.	129,345	44,419,660
GSK PLC	821,450	14,514,468
Harmony Biosciences Holdings, Inc.*	5,500	179,575
Hikma Pharmaceuticals PLC (Jordan)	37,840	784,323
Hypera SA (Brazil)	72,915	545,232
Indivior PLC (United Kingdom)*	10,311	176,125
Intra-Cellular Therapies, Inc.*	45,000	2,436,750
Ipsen SA (France)	33,298	3,666,510
Jazz Pharmaceuticals PLC*	43,933	6,428,716
Johnson & Johnson	354,096	54,884,880
Kaken Pharmaceutical Co. Ltd. (Japan)	36,600	1,021,965
Merck & Co., Inc.	457,830	48,708,534
Novartis AG (Switzerland)	249,660	22,923,416
Novo Nordisk A/S (Denmark), ADR	84,482	13,444,466
Novo Nordisk A/S (Denmark) (Class B Stock)	241,022	38,279,448
Ono Pharmaceutical Co. Ltd. (Japan)	203,600	4,242,656
Organon & Co.	10,977	258,179
Orion OYJ (Finland) (Class B Stock)	7,364	329,156
Otsuka Holdings Co. Ltd. (Japan)	114,300	3,628,981
Pacira BioSciences, Inc.*	8,210	335,050
Perrigo Co. PLC	3,287	117,905
Pfizer, Inc.	918,863	37,489,610
Pliant Therapeutics, Inc.*	7,596	202,054
Prestige Consumer Healthcare, Inc.*	20,100	1,258,863
Revance Therapeutics, Inc.*(a)	15,819	509,530
Richter Gedeon Nyrt (Hungary)	57,145	1,193,142
Roche Holding AG	49,041	14,013,103
Royalty Pharma PLC (Class A Stock)	9,101	327,909
Sanofi	136,226	14,777,623
Shionogi & Co. Ltd. (Japan)	18,200	820,920
SIGA Technologies, Inc.(a)	138,000	793,500
Sun Pharmaceutical Industries Ltd. (India)	27,267	326,721
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	236,700	2,094,795

A21

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Theravance Biopharma, Inc.*	10,500	$113,925
Torii Pharmaceutical Co. Ltd. (Japan)	66,600	1,600,859
Tsumura & Co. (Japan)	13,100	260,499
Viatris, Inc.	52,835	508,273
Zoetis, Inc.	9,391	1,563,038
		413,378,805
Professional Services — 0.5%
Arcadis NV (Netherlands)	4,358	178,434
ASGN, Inc.*	1,989	164,431
Automatic Data Processing, Inc.	65,741	14,635,919
Barrett Business Services, Inc.	4,800	425,472
BayCurrent Consulting, Inc. (Japan)	7,700	319,690
Broadridge Financial Solutions, Inc.	2,641	387,091
CACI International, Inc. (Class A Stock)*	567	167,991
Clarivate PLC*	11,552	108,473
Computershare Ltd.	47,169	685,139
Concentrix Corp.	1,044	126,898
Conduent, Inc.*	41,900	143,717
CoStar Group, Inc.*	69,505	4,785,419
Dun & Bradstreet Holdings, Inc.	68,656	806,021
Equifax, Inc.	3,983	807,912
ExlService Holdings, Inc.*	8,900	1,440,287
FTI Consulting, Inc.*	477	94,136
Genpact Ltd.	2,087	96,461
HireRight Holdings Corp.*(a)	10,083	106,981
Huron Consulting Group, Inc.*	7,911	635,807
Insperity, Inc.	13,500	1,640,925
Jacobs Solutions, Inc.	5,743	674,860
KBR, Inc.	14,987	825,034
Kelly Services, Inc. (Class A Stock)	16,500	273,735
Korn Ferry	21,100	1,091,714
Leidos Holdings, Inc.	60,865	5,603,232
ManpowerGroup, Inc.	1,232	101,677
Maximus, Inc.	5,100	401,370
Paychex, Inc.	6,300	721,917
Randstad NV (Netherlands)(a)	143,288	8,506,251
Resources Connection, Inc.	12,900	220,074
Robert Half International, Inc.(a)	2,448	197,235
Science Applications International Corp.	1,343	144,319
SS&C Technologies Holdings, Inc.	5,401	304,994
TechnoPro Holdings, Inc. (Japan)	4,200	116,491
TELUS International CDA, Inc. (Philippines)*(a)	17,320	350,384
Transcosmos, Inc. (Japan)*	52,100	1,236,639
TransUnion	1,261	78,359
TriNet Group, Inc.*(a)	13,800	1,112,418
TrueBlue, Inc.*	12,100	215,380
TTEC Holdings, Inc.	15,500	577,065
UT Group Co. Ltd. (Japan)*	65,600	1,226,277
Verisk Analytics, Inc.(a)	3,210	615,871
Wolters Kluwer NV (Netherlands)	72,349	9,133,090
		61,485,590
Real Estate Management & Development — 0.4%
Anywhere Real Estate, Inc.*	251,700	1,328,976
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
C&D International Investment Group Ltd. (China)	4,000	$13,137
Capitaland Investment Ltd. (Singapore)	167,260	464,066
Castellum AB (Sweden)	7,620	88,649
Catena AB (Sweden)	2,668	99,294
CBRE Group, Inc. (Class A Stock)*	65,809	4,791,553
Central Pattana PCL (Thailand)	41,600	83,773
China Jinmao Holdings Group Ltd. (China)	2,088,000	406,483
China Overseas Land & Investment Ltd. (China)	177,500	428,215
China Overseas Property Holdings Ltd. (China)	10,000	12,200
China Resources Land Ltd. (China)	74,000	336,984
China Resources Mixc Lifestyle Services Ltd. (China), 144A	4,400	23,134
CK Asset Holdings Ltd. (Hong Kong)	1,198,788	7,267,859
Country Garden Holdings Co. Ltd. (China)	1,224,000	343,684
Daito Trust Construction Co. Ltd. (Japan)	28,800	2,869,339
Daiwa House Industry Co. Ltd. (Japan)	45,100	1,062,613
Douglas Elliman, Inc.	39,900	124,089
Emaar Properties PJSC (United Arab Emirates)	466,069	712,154
Fastighets AB Balder (Sweden) (Class B Stock)*	31,963	131,323
Grainger PLC (United Kingdom)	108,111	310,418
Greentown China Holdings Ltd. (China)	308,000	398,634
Hang Lung Properties Ltd. (Hong Kong)	558,533	1,045,134
Hangzhou Binjiang Real Estate Group Co. Ltd. (China) (Class A Stock)	42,000	55,664
Henderson Land Development Co. Ltd. (Hong Kong)	160,883	556,622
Hongkong Land Holdings Ltd. (Hong Kong)	125,900	553,893
Howard Hughes Corp. (The)*(a)	8,923	713,840
Intershop Holding AG (Switzerland)	602	437,956
Jones Lang LaSalle, Inc.*	1,174	170,805
K Wah International Holdings Ltd. (Hong Kong)	7,637,000	2,714,342
KE Holdings, Inc. (China), ADR*	64,171	1,208,982
Land & Houses PCL (Thailand)	4,894,800	1,411,220
LEG Immobilien SE (Germany)	2,063	113,374
Longfor Group Holdings Ltd. (China), 144A	19,500	54,997
Mabanee Co. KPSC (Kuwait)	3,318	7,896
Mitsubishi Estate Co. Ltd. (Japan)	8,513	101,259
Mitsui Fudosan Co. Ltd. (Japan)	239,241	4,494,009
New World Development Co. Ltd. (Hong Kong)	490,843	1,315,755
Nomura Real Estate Holdings, Inc. (Japan)	57,000	1,262,186
Opendoor Technologies, Inc.*	8,319	14,641
Pandox AB (Sweden)*	16,109	200,986
PSP Swiss Property AG (Switzerland)	471	53,599
Sagax AB (Sweden) (Class B Stock)	9,596	221,191

A22

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. (China) (Class B Stock)	62,000	$47,928
Shun Tak Holdings Ltd. (Hong Kong)*	9,296,000	1,706,573
Shurgard Self Storage Ltd. (Belgium)	7,061	337,702
Sino Land Co. Ltd. (Hong Kong)	1,002,672	1,355,935
Sun Hung Kai Properties Ltd. (Hong Kong)	216,023	3,026,397
Sunac China Holdings Ltd. (China)*^	23,000	5,193
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	398,762	3,064,480
Swire Properties Ltd. (Hong Kong)	274,154	705,591
Swiss Prime Site AG (Switzerland)	1,159	96,380
Tokyu Fudosan Holdings Corp. (Japan)	211,493	1,015,793
VGP NV (Belgium)	47	4,190
WeWork, Inc. (Class A Stock)*	5,269	4,096
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	426,149	2,453,498
Yanlord Land Group Ltd. (China)	2,005,100	1,373,376
Yuexiu Property Co. Ltd. (China)	356,400	538,884
Zillow Group, Inc. (Class A Stock)*	1,294	56,548
Zillow Group, Inc. (Class C Stock)*	43,223	1,922,127
		55,719,619
Residential REITs — 0.2%
Advance Residence Investment Corp. (Japan)	118	281,734
American Homes 4 Rent (Class A Stock)	47,321	1,488,245
Apartment Income REIT Corp.	3,370	120,680
Apartment Investment & Management Co. (Class A Stock)	27,000	207,630
AvalonBay Communities, Inc.	6,033	1,013,906
Boardwalk Real Estate Investment Trust (Canada)	6,958	283,880
Camden Property Trust	10,659	1,117,490
Equity LifeStyle Properties, Inc.	4,481	300,810
Equity Residential	129,105	7,746,300
Essex Property Trust, Inc.	2,778	580,991
Independence Realty Trust, Inc.(a)	81,995	1,314,380
Ingenia Communities Group (Australia)	100,682	255,966
InterRent Real Estate Investment Trust (Canada)	33,398	330,891
Invitation Homes, Inc.	30,871	964,101
Mid-America Apartment Communities, Inc.	16,080	2,428,723
Nippon Accommodations Fund, Inc. (Japan)	27	121,639
Sun Communities, Inc.	8,809	1,241,012
UDR, Inc.(a)	32,176	1,321,147
UNITE Group PLC (The) (United Kingdom)	18,985	224,920
Veris Residential, Inc.*	27,016	395,514
		21,739,959
Retail REITs — 0.2%
Acadia Realty Trust	52,000	725,400
Agree Realty Corp.(a)	5,608	384,765
	Shares	Value
Common Stocks (continued)
Retail REITs (cont’d.)
Brixmor Property Group, Inc.	26,245	$564,792
CapitaLand Integrated Commercial Trust (Singapore)	137,654	205,301
Federal Realty Investment Trust	3,507	346,597
InvenTrust Properties Corp.	14,700	343,980
Kimco Realty Corp.	29,883	583,615
Kite Realty Group Trust(a)	117,184	2,451,489
Klepierre SA (France)(a)	42,065	953,706
Lendlease Global Commercial REIT (Singapore)	172,040	88,074
Link REIT (Hong Kong)	58,355	375,236
Macerich Co. (The)(a)	31,700	336,020
National Retail Properties, Inc.	4,361	192,538
NETSTREIT Corp.	15,658	286,228
Realty Income Corp.(a)	60,682	3,842,384
Regency Centers Corp.	12,968	793,382
Region Re Ltd. (Australia)	146,639	231,592
Retail Opportunity Investments Corp.	30,544	426,394
RioCan Real Estate Investment Trust (Canada)	27,403	413,428
RPT Realty	46,400	441,264
Sasseur Real Estate Investment Trust (Singapore)	2,185,200	1,223,246
Scentre Group (Australia)	492,972	912,533
Simon Property Group, Inc.	30,241	3,386,085
Spirit Realty Capital, Inc.(a)	14,164	564,294
Unibail-Rodamco-Westfield (France)*	38,604	2,077,128
Vicinity Ltd. (Australia)	294,780	385,527
		22,534,998
Semiconductors & Semiconductor Equipment — 3.5%
Advanced Micro Devices, Inc.*	174,804	17,132,540
AIXTRON SE (Germany)	34,094	1,158,773
Allegro MicroSystems, Inc. (Japan)*	5,000	239,950
Amkor Technology, Inc.	107,700	2,802,354
Analog Devices, Inc.	50,064	9,873,622
Applied Materials, Inc.	40,425	4,965,403
ASE Technology Holding Co. Ltd. (Taiwan)	209,000	775,612
ASM International NV (Netherlands)	1,934	785,012
ASML Holding NV (Netherlands) (XAMS)	35,895	24,460,582
ASML Holding NV (Netherlands) (XNGS)	13,729	9,345,468
ASPEED Technology, Inc. (Taiwan)	22,111	1,929,772
Axcelis Technologies, Inc.*	37,600	5,010,200
Broadcom, Inc.	101,610	65,186,879
Cirrus Logic, Inc.*(a)	12,643	1,382,891
Daqo New Energy Corp. (China), ADR*	300	14,052
Diodes, Inc.*	6,200	575,112
eMemory Technology, Inc. (Taiwan)	24,250	1,492,782
Enphase Energy, Inc.*	34,042	7,158,352
First Solar, Inc.*(a)	59,151	12,865,343
Global Unichip Corp. (Taiwan)	17,065	610,594
GLOBALFOUNDRIES, Inc.*(a)	1,178	85,028
Globalwafers Co. Ltd. (Taiwan)	4,000	68,376
Hua Hong Semiconductor Ltd. (China), 144A*	4,000	17,736

A23

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Impinj, Inc.*	19,300	$2,615,536
Infineon Technologies AG (Germany)	281,624	11,564,948
Intel Corp.(a)	246,137	8,041,296
KLA Corp.	4,634	1,849,754
Lam Research Corp.	50,041	26,527,735
Lasertec Corp. (Japan)	18,126	3,220,618
Lattice Semiconductor Corp.*(a)	100,856	9,631,748
Marvell Technology, Inc.	20,769	899,298
MaxLinear, Inc.*	7,861	276,786
Microchip Technology, Inc.(a)	13,194	1,105,393
Micron Technology, Inc.(a)	42,963	2,592,387
MKS Instruments, Inc.	1,405	124,511
Monolithic Power Systems, Inc.	833	416,950
Novatek Microelectronics Corp. (Taiwan)	107,000	1,520,527
NVIDIA Corp.	434,128	120,587,735
NXP Semiconductors NV (China)(a)	95,310	17,772,932
ON Semiconductor Corp.*(a)	138,622	11,411,363
PDF Solutions, Inc.*	21,700	920,080
Photronics, Inc.*	165,700	2,747,306
Qorvo, Inc.*	4,379	444,775
QUALCOMM, Inc.	185,576	23,675,786
Renesas Electronics Corp. (Japan)*	79,900	1,157,017
SCREEN Holdings Co. Ltd. (Japan)	2,600	230,631
Silicon Laboratories, Inc.*	10,600	1,855,954
Skyworks Solutions, Inc.	52,048	6,140,623
SolarEdge Technologies, Inc.*	1,070	325,227
STMicroelectronics NV (Singapore)	224,477	11,960,964
SUMCO Corp. (Japan)	606,600	9,125,653
Synaptics, Inc.*	3,400	377,910
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	186,935	3,275,965
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	105,410	9,805,238
Teradyne, Inc.(a)	3,449	370,802
Texas Instruments, Inc.	48,767	9,071,150
Tongwei Co. Ltd. (China) (Class A Stock)	11,800	66,847
Tower Semiconductor Ltd. (Israel)*	16,079	682,875
Ultra Clean Holdings, Inc.*	4,500	149,220
United Microelectronics Corp. (Taiwan)	966,211	1,690,804
Universal Display Corp.	5,232	811,640
Wolfspeed, Inc.*(a)	3,012	195,629
		473,178,046
Software — 3.9%
ACI Worldwide, Inc.*	8,800	237,424
Adeia, Inc.	106,100	940,046
Adobe, Inc.*	99,350	38,286,510
Agilysys, Inc.*	19,800	1,633,698
Alteryx, Inc. (Class A Stock)*	5,100	300,084
Altium Ltd. (Australia)	42,903	1,102,256
ANSYS, Inc.*	2,791	928,845
Appfolio, Inc. (Class A Stock)*	5,500	684,640
Atlassian Corp. (Class A Stock)*	23,096	3,953,342
Autodesk, Inc.*	4,399	915,696
BILL Holdings, Inc.*	2,422	196,521
Black Knight, Inc.*	3,431	197,488
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Blackbaud, Inc.*	5,800	$401,940
Box, Inc. (Class A Stock)*(a)	24,200	648,318
Cadence Design Systems, Inc.*	18,919	3,974,693
CCC Intelligent Solutions Holdings, Inc.*	2,566	23,017
Cerence, Inc.*	43,500	1,221,915
Ceridian HCM Holding, Inc.*(a)	31,005	2,270,186
Check Point Software Technologies Ltd. (Israel)*(a)	6,600	858,000
Clear Secure, Inc. (Class A Stock)(a)	17,819	466,323
CommVault Systems, Inc.*	15,600	885,144
Computer Engineering & Consulting Ltd. (Japan)	48,500	469,143
Crowdstrike Holdings, Inc. (Class A Stock)*	23,457	3,219,708
Dassault Systemes SE (France)	95,893	3,955,687
Descartes Systems Group, Inc. (The) (Canada)*	2,801	225,789
Dolby Laboratories, Inc. (Class A Stock)	1,494	127,617
DoubleVerify Holdings, Inc.*	237	7,146
Dropbox, Inc. (Class A Stock)*	452	9,772
Dynatrace, Inc.*	91,400	3,866,220
eGain Corp.*	80,600	611,754
EngageSmart, Inc.*	41,902	806,614
Fair Isaac Corp.*	460	323,237
Fortinet, Inc.*	12,719	845,305
Fuji Soft, Inc. (Japan)	4,000	232,197
Gen Digital, Inc.	126,261	2,166,639
Guidewire Software, Inc.*	2,006	164,592
Informatica, Inc. (Class A Stock)*	749	12,284
Intapp, Inc.*(a)	18,000	807,120
Intuit, Inc.	7,587	3,382,512
Jamf Holding Corp.*	231	4,486
Lumine Group, Inc. (Canada)*	27,069	294,625
Manhattan Associates, Inc.*	579	89,658
Microsoft Corp.	1,016,732	293,123,836
nCino, Inc.*(a)	1,371	33,973
NCR Corp.*	2,951	69,614
Nutanix, Inc. (Class A Stock)*	2,692	69,965
OneSpan, Inc.*	34,300	600,250
Oracle Corp.	73,871	6,864,093
Oracle Corp. (Japan)	26,000	1,877,742
Palo Alto Networks, Inc.*	87,221	17,421,523
Paycom Software, Inc.*	3,440	1,045,794
Paycor HCM, Inc.*(a)	1,343	35,616
Paylocity Holding Corp.*	34,800	6,917,544
PowerSchool Holdings, Inc. (Class A Stock)*	15,000	297,300
Procore Technologies, Inc.*	490	30,689
Progress Software Corp.	15,600	896,220
PTC, Inc.*	1,902	243,893
Qualys, Inc.*(a)	5,600	728,112
Roper Technologies, Inc.	32,334	14,249,270
Salesforce, Inc.*	201,140	40,183,749
SentinelOne, Inc. (Class A Stock)*	1,393	22,789
ServiceNow, Inc.*	40,641	18,886,686
SolarWinds Corp.*	81,400	700,040

A24

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Sprout Social, Inc. (Class A Stock)*	14,160	$862,061
SPS Commerce, Inc.*	21,000	3,198,300
Sumo Logic, Inc.*	23,700	283,926
Synopsys, Inc.*	50,391	19,463,524
Tata Elxsi Ltd. (India)	8,412	612,519
Technology One Ltd. (Australia)	68,266	670,841
Tenable Holdings, Inc.*	54,400	2,584,544
Teradata Corp.*	91,951	3,703,786
Trend Micro, Inc. (Japan)	16,600	814,404
Tyler Technologies, Inc.*	1,077	381,947
UiPath, Inc. (Class A Stock)*	8,380	147,153
Unity Software, Inc.*(a)	1,988	64,491
Upland Software, Inc.*	89,300	383,990
Verint Systems, Inc.*	54,400	2,025,856
VMware, Inc. (Class A Stock)*	2,655	331,477
WiseTech Global Ltd. (Australia)	27,124	1,194,912
Xero Ltd. (New Zealand)*	9,384	569,153
Zoom Video Communications, Inc. (Class A Stock)*	42,067	3,106,227
		526,446,000
Specialized REITs — 0.5%
American Tower Corp.(a)	63,508	12,977,225
Big Yellow Group PLC (United Kingdom)	29,223	421,267
Crown Castle, Inc.	8,558	1,145,403
CubeSmart(a)	5,467	252,685
Digital Realty Trust, Inc.	101,712	9,999,307
EPR Properties	1,811	68,999
Equinix, Inc.(a)	10,994	7,927,114
Extra Space Storage, Inc.	7,027	1,144,909
Gaming & Leisure Properties, Inc.	139,903	7,283,350
Iron Mountain, Inc.(a)	21,260	1,124,866
iStar, Inc.	51,272	1,505,858
Lamar Advertising Co. (Class A Stock)	254	25,372
Life Storage, Inc.	10,709	1,403,843
National Storage Affiliates Trust	13,906	580,993
National Storage REIT (Australia)	289,893	490,993
Public Storage	50,297	15,196,735
Rayonier, Inc.	3,568	118,672
SBA Communications Corp.	23,512	6,138,278
VICI Properties, Inc.	52,373	1,708,407
Weyerhaeuser Co.	171,639	5,171,483
		74,685,759
Specialty Retail — 1.2%
Aaron’s Co., Inc. (The)	26,600	256,956
Abu Dhabi National Oil Co. for Distribution PJSC (United Arab Emirates)	13,375	15,223
Advance Auto Parts, Inc.	2,429	295,391
American Eagle Outfitters, Inc.(a)	41,200	553,728
Asbury Automotive Group, Inc.*	2,100	441,000
AutoNation, Inc.*	7,426	997,757
AutoZone, Inc.*	436	1,071,753
Bath & Body Works, Inc.(a)	56,419	2,063,807
Best Buy Co., Inc.	7,716	603,931
Burlington Stores, Inc.*	1,505	304,161
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
CarMax, Inc.*(a)	6,504	$418,077
Chico’s FAS, Inc.*	182,100	1,001,550
China Tourism Group Duty Free Corp. Ltd. (China) (Class H Stock), 144A*	21,641	534,130
Citi Trends, Inc.*	7,167	136,316
Container Store Group, Inc. (The)*	129,600	444,528
Dick’s Sporting Goods, Inc.(a)	1,299	184,315
Duluth Holdings, Inc. (Class B Stock)*(a)	60,500	385,990
Five Below, Inc.*(a)	5,200	1,071,044
Fnac Darty SA (France)	15,130	558,620
Foot Locker, Inc.(a)	8,155	323,672
GameStop Corp. (Class A Stock)*(a)	6,569	151,218
Gap, Inc. (The)	4,762	47,811
Group 1 Automotive, Inc.	1,700	384,914
Home Depot, Inc. (The)	114,969	33,929,651
Hornbach Holding AG & Co. KGaA (Germany)	4,478	358,401
IDOM, Inc. (Japan)	44,700	289,261
Industria de Diseno Textil SA (Spain)	479,283	16,101,618
JB Hi-Fi Ltd. (Australia)	209,233	5,971,372
JD Sports Fashion PLC (United Kingdom)	2,943,914	6,483,158
JUMBO SA (Greece)	30,478	646,747
Kingfisher PLC (United Kingdom)	1,412,984	4,567,484
Leslie’s, Inc.*	429	4,723
Lithia Motors, Inc.(a)	666	152,467
Lovisa Holdings Ltd. (Australia)	40,648	665,335
Lowe’s Cos., Inc.	128,435	25,683,147
ODP Corp. (The)*	10,200	458,796
O’Reilly Automotive, Inc.*	10,318	8,759,776
Penske Automotive Group, Inc.(a)	627	88,915
Petco Health & Wellness Co., Inc.*	1,977	17,793
Premier Investments Ltd. (Australia)	104,990	1,847,668
RH*	292	71,117
Ross Stores, Inc.	31,901	3,385,653
Shimamura Co. Ltd. (Japan)	36,200	3,684,465
Signet Jewelers Ltd.(a)	8,300	645,574
TJX Cos., Inc. (The)	242,465	18,999,557
Tractor Supply Co.	19,094	4,487,854
TravelCenters of America, Inc.*	17,100	1,479,150
Ulta Beauty, Inc.*	29,257	15,964,667
Urban Outfitters, Inc.*	13,600	376,992
Victoria’s Secret & Co.*	567	19,363
Wayfair, Inc. (Class A Stock)*(a)	708	24,313
WH Smith PLC (United Kingdom)	9,386	173,740
Williams-Sonoma, Inc.	339	41,243
		167,625,892
Technology Hardware, Storage & Peripherals — 2.7%
Acer, Inc. (Taiwan)	663,000	614,509
Advantech Co. Ltd. (Taiwan)	68,188	834,200
Apple, Inc.	1,972,046	325,190,385
Asustek Computer, Inc. (Taiwan)	64,000	574,209
Canon, Inc. (Japan)	478,800	10,662,813
Catcher Technology Co. Ltd. (Taiwan)	100,000	625,129
Compal Electronics, Inc. (Taiwan)	679,000	563,912
Dell Technologies, Inc. (Class C Stock)	5,236	210,540

A25

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
FUJIFILM Holdings Corp. (Japan)	195,500	$9,924,164
Hewlett Packard Enterprise Co.	747,256	11,903,788
HP, Inc.	30,560	896,936
Inventec Corp. (Taiwan)	13,000	13,664
Lite-On Technology Corp. (Taiwan)	228,000	548,833
MCJ Co. Ltd. (Japan)	193,900	1,365,083
Micro-Star International Co. Ltd. (Taiwan)	141,000	670,195
NetApp, Inc.	4,279	273,214
Pegatron Corp. (Taiwan)	262,000	601,199
Quadient SA (France)	45,264	826,800
Quanta Computer, Inc. (Taiwan)	18,000	52,732
Ricoh Co. Ltd. (Japan)	102,800	771,117
Samsung Electronics Co. Ltd. (South Korea)	23,742	1,174,065
Seagate Technology Holdings PLC(a)	3,804	251,520
Seiko Epson Corp. (Japan)	33,400	477,221
Super Micro Computer, Inc.*(a)	29,100	3,100,605
Western Digital Corp.*	13,961	525,911
Wiwynn Corp. (Taiwan)	9,000	333,913
Xerox Holdings Corp.(a)	64,400	991,760
		373,978,417
Textiles, Apparel & Luxury Goods — 1.2%
Brunello Cucinelli SpA (Italy)	44,678	4,432,807
Burberry Group PLC (United Kingdom)	55,952	1,791,574
Capri Holdings Ltd.*	3,072	144,384
Carter’s, Inc.(a)	914	65,735
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	63,568	10,193,521
Columbia Sportswear Co.	882	79,592
Deckers Outdoor Corp.*	25,045	11,258,980
Descente Ltd. (Japan)	9,900	311,359
F&F Co. Ltd. (South Korea)	130	13,988
Feng TAY Enterprise Co. Ltd. (Taiwan)	7,000	44,558
G-III Apparel Group Ltd.*	16,300	253,465
Goldwin, Inc. (Japan)	23,900	2,280,269
Hanesbrands, Inc.(a)	8,534	44,889
Hermes International (France)	12,045	24,394,222
HUGO BOSS AG (Germany)	113,356	8,151,488
Kontoor Brands, Inc.(a)	11,049	534,661
Lululemon Athletica, Inc.*	34,392	12,525,222
LVMH Moet Hennessy Louis Vuitton SE (France)	59,204	54,343,860
NIKE, Inc. (Class B Stock)	122,099	14,974,221
On Holding AG (Switzerland) (Class A Stock)*(a)	94,645	2,936,834
Pou Chen Corp. (Taiwan)	12,000	12,334
PVH Corp.	40,891	3,645,842
Ralph Lauren Corp.(a)	8,163	952,377
Skechers USA, Inc. (Class A Stock)*	2,781	132,153
Swatch Group AG (The) (Switzerland)	17,066	5,877,373
Swatch Group AG (The) (Switzerland) (Registered Shares)	3,865	245,066
Tapestry, Inc.	9,643	415,710
Titan Co. Ltd. (India)	2,262	69,476
Under Armour, Inc. (Class A Stock)*	4,603	43,682
Under Armour, Inc. (Class C Stock)*	4,823	41,140
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
VF Corp.	14,976	$343,100
		160,553,882
Tobacco — 0.4%
Altria Group, Inc.	141,052	6,293,740
British American Tobacco PLC (United Kingdom)	229,205	8,034,648
Imperial Brands PLC (United Kingdom)	435,002	10,003,168
ITC Ltd. (India)	72,474	339,097
Japan Tobacco, Inc. (Japan)	468,700	9,900,607
KT&G Corp. (South Korea)	3,544	227,766
Philip Morris International, Inc.	145,399	14,140,053
Scandinavian Tobacco Group A/S (Denmark), 144A	263,194	5,239,862
Turning Point Brands, Inc.	13,700	287,700
Universal Corp.	2,100	111,069
Vector Group Ltd.	49,700	596,897
		55,174,607
Trading Companies & Distributors — 0.5%
AddTech AB (Sweden) (Class B Stock)	15,380	285,829
Air Lease Corp.	2,543	100,118
Applied Industrial Technologies, Inc.	900	127,917
Ashtead Group PLC (United Kingdom)	194,612	11,950,137
Beijer Ref AB (Sweden)	13,332	233,943
Boise Cascade Co.	58,900	3,725,425
Core & Main, Inc. (Class A Stock)*(a)	13,065	301,802
Fastenal Co.	11,293	609,144
GMS, Inc.*	64,750	3,748,377
Herc Holdings, Inc.	3,692	420,519
Howden Joinery Group PLC (United Kingdom)	41,678	359,870
IMCD NV (Netherlands)	3,096	506,245
ITOCHU Corp. (Japan)	72,300	2,354,554
Marubeni Corp. (Japan)	411,800	5,600,364
Mitsubishi Corp. (Japan)	186,900	6,716,523
Mitsui & Co. Ltd. (Japan)	388,300	12,103,251
MonotaRO Co. Ltd. (Japan)	15,600	196,492
MRC Global, Inc.*	24,100	234,252
MSC Industrial Direct Co., Inc. (Class A Stock)	1,128	94,752
Rexel SA (France)*	64,022	1,522,106
SiteOne Landscape Supply, Inc.*	429	58,717
Sumitomo Corp. (Japan)	31,900	565,120
Titan Machinery, Inc.*	13,800	420,210
United Rentals, Inc.	14,231	5,632,061
Univar Solutions, Inc.*	3,937	137,913
Veritiv Corp.	28,800	3,892,032
W.W. Grainger, Inc.	7,304	5,031,068
Watsco, Inc.(a)	381	121,219
WESCO International, Inc.	37,518	5,798,032
Yuasa Trading Co. Ltd. (Japan)	10,700	306,425
		73,154,417
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A*	8,000	1,293,667
Airports of Thailand PCL (Thailand)*	433,478	900,817

A26

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Transportation Infrastructure (cont’d.)
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	1,140	$34,871
International Container Terminal Services, Inc. (Philippines)	6,400	25,129
		2,254,484
Water Utilities — 0.0%
American Water Works Co., Inc.	35,259	5,165,091
Essential Utilities, Inc.	5,666	247,321
SJW Group	2,000	152,260
		5,564,672
Wireless Telecommunication Services — 0.3%
CelcomDigi Bhd (Malaysia)	16,100	15,857
Etihad Etisalat Co. (Saudi Arabia)	2,420	26,682
Freenet AG (Germany)	6,496	168,795
Mobile Telecommunications Co. KSCP (Kuwait)	48,048	84,758
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	551,000	353,140
Tele2 AB (Sweden) (Class B Stock)	34,593	344,306
Telephone & Data Systems, Inc.(a)	202,500	2,128,275
T-Mobile US, Inc.*(a)	260,421	37,719,378
Turkcell Iletisim Hizmetleri A/S (Turkey)	92,737	155,187
		40,996,378

Total Common Stocks (cost $7,413,805,493)		7,674,133,602
Exchange-Traded Funds — 2.4%
Energy Select Sector SPDR Fund	288,880	23,927,930
iShares Core International Aggregate Bond ETF(a)	1,000	48,950
iShares Core S&P 500 ETF(a)	307,470	126,394,768
iShares Core U.S. Aggregate Bond ETF	728,818	72,619,426
iShares MBS ETF(a)	15,000	1,420,950
iShares MSCI EAFE ETF(a)	85,043	6,082,275
iShares MSCI EAFE Small-Cap ETF(a)	71,432	4,250,918
iShares Russell 1000 Value ETF	22,800	3,471,528
SPDR S&P 500 ETF Trust	203,267	83,215,477

Total Exchange-Traded Funds (cost $323,245,865)		321,432,222
Preferred Stocks — 0.2%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	4,346	444,241
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC)*	73,725	9,462,550
Hyundai Motor Co. (South Korea) (2nd PRFC)	544	40,184
Hyundai Motor Co. (South Korea) (PRFC)	520	37,803
Porsche Automobil Holding SE (Germany) (PRFC)	9,622	552,370
	Shares	Value

Preferred Stocks (continued)
Automobiles (cont’d.)
Volkswagen AG (Germany) (PRFC)	20,349	$2,777,076
		13,314,224
Banks — 0.0%
Bancolombia SA (Colombia) (PRFC)	99,718	624,817
Capital Markets — 0.0%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo)	60,000	1,504,200
Chemicals — 0.0%
LG Chem Ltd. (South Korea) (PRFC)	121	28,992
Sociedad Quimica y Minera de Chile SA (Chile) (PRFC B)	931	74,809
		103,801
Electric Utilities — 0.0%
Cia Energetica de Minas Gerais (Brazil) (PRFC)	361,453	817,975
Health Care Equipment & Supplies — 0.0%
Draegerwerk AG & Co. KGaA (Germany) (PRFC)	9,869	453,880
Life Sciences Tools & Services — 0.0%
Sartorius AG (Germany) (PRFC)	7,514	3,166,823
Metals & Mining — 0.1%
Gerdau SA (Brazil) (PRFC)	846,440	4,225,144
Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)	51,500	237,765
Surgutneftegas PJSC (Russia) (PRFC)^	144,000	—
		237,765
Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	13,918	579,192

Total Preferred Stocks (cost $23,654,776)		25,027,821

Units
Rights* — 0.0%
Health Care Equipment & Supplies
ABIOMED, Inc., expiring 12/31/23^	700	—
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 4.0%
Automobiles — 0.0%
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27	2,000	1,842,317
JPMorgan Chase Bank, NA,
Series 2021-02, Class E, 144A
2.280%	12/26/28	212	203,591

A27

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2021-03, Class D, 144A
1.009%	02/26/29		129	$121,877
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A
7.375%	05/15/32		305	298,429
Series 2022-C, Class E, 144A
11.366%	12/15/32		262	262,154
Santander Bank, NA,
Series 2021-01A, Class C, 144A
3.268%	12/15/31		265	255,179
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		600	537,548
				3,521,095
Collateralized Loan Obligations — 4.0%
AIG CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.918%(c)	10/25/33		11,250	11,031,350
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2016-08A, Class AR2A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.015%(c)	10/27/34		10,500	10,211,399
Apidos CLO Ltd. (Jersey),
Series 2023-44A, Class A1, 144A
0.000%(cc)	04/26/35		15,500	15,500,000
Ares European CLO DAC (Ireland),
Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.538%(c)	04/15/30	EUR	2,000	2,067,500
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.892%(c)	10/17/32		8,000	7,840,509
Bain Capital Euro CLO DAC (Ireland),
Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.493%(c)	01/24/33	EUR	14,000	14,820,732
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
5.928%(c)	01/20/32		1,730	1,699,844
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
5.802%(c)	10/15/33		5,000	4,937,126
Barings Loan Partners CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.908%(c)	01/20/34		17,200	16,862,445
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
5.947%(c)	05/17/31		2,500	2,468,883
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2021-21A, Class A, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.972%(c)	07/15/34		4,000	$3,898,077
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1R, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
5.742%(c)	10/15/30		25,799	25,516,718
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.035%(c)	08/20/32		6,050	5,932,124
BlueMountain Fuji US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
5.808%(c)	10/20/30		10,000	9,880,234
CarVal CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.988%(c)	07/20/34		6,000	5,877,903
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.988%(c)	01/20/35		10,125	9,861,093
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.988%(c)	07/20/34		8,250	8,081,147
CIFC European Funding CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)
3.338%(c)	01/15/34	EUR	15,250	16,096,887
CIFC Funding Ltd. (Cayman Islands),
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
5.932%(c)	07/15/34		9,000	8,791,657
CVC Cordatus Loan Fund DAC (Ireland),
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)
3.587%(c)	09/15/31	EUR	5,450	5,739,453
Series 21A, Class A1, 144A, 3 Month EURIBOR + 0.960% (Cap N/A, Floor 0.960%)
3.852%(c)	09/22/34	EUR	2,500	2,604,867
Elevation CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.028%(c)	01/25/35		17,500	17,042,254
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
6.258%(c)	10/20/33		10,000	9,934,333
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.958%(c)	04/20/34		6,000	5,857,340
Series 2020-04A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
6.182%(c)	01/17/34		1,500	1,478,931

A28

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Fidelity Grand Harbour CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.288%(c)	10/15/34	EUR	8,500	$8,845,076
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.965%(c)	01/22/31		15,000	14,815,742
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
5.932%(c)	04/15/34		10,000	9,709,045
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.180%)
6.079%(c)	10/20/31		7,000	6,926,065
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.203%(c)	04/15/33		19,000	18,710,468
Hayfin Emerald CLO DAC (Ireland),
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.782%(c)	11/17/32	EUR	13,500	14,319,734
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.938%(c)	07/15/31	EUR	9,000	9,498,317
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.972%(c)	01/15/31		13,500	13,361,910
Series 32A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
6.112%(c)	01/15/32		28,850	28,502,577
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
5.978%(c)	10/20/34		4,500	4,381,264
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
5.872%(c)	10/15/32		15,500	15,252,237
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
5.935%(c)	01/18/34		2,750	2,698,485
Marathon CLO Ltd. (Cayman Islands),
Series 2020-15A, Class A1S, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
6.564%(c)	11/15/31		35,000	34,758,412
Medalist Partners Corporate Finance CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
6.038%(c)	10/20/34		13,250	12,940,183
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
5.806%(c)	10/12/30		5,474	5,415,652
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
6.088%(c)	01/20/32		11,750	$11,598,264
Silver Creek CLO Ltd.,
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
6.048%(c)	07/20/30		8,684	8,622,112
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
6.128%(c)	10/20/32		29,250	28,924,295
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
3.279%(c)	04/25/30	EUR	4,984	5,317,080
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.998%(c)	07/25/34		5,150	5,039,345
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
6.032%(c)	01/17/30		8,900	8,818,068
Venture CLO Ltd. (Cayman Islands),
Series 2017-28AA, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.018%(c)	10/20/34		12,000	11,692,073
Voya Euro CLO DAC (Ireland),
Series 04A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)
3.258%(c)	10/15/34	EUR	10,000	10,412,955
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
5.928%(c)	07/20/32		13,600	13,300,721
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.002%(c)	10/15/34		3,750	3,660,407
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
6.082%(c)	04/15/30		5,679	5,630,680
				537,183,973
Consumer Loans — 0.0%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	300	211,139
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		204	201,659
				412,798

A29

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Credit Cards — 0.0%
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)
5.470%(c)	11/15/28	GBP	1,200	$1,478,372
Home Equity Loans — 0.0%
CDC Mortgage Capital Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
6.195%(c)	08/25/33		433	440,827
Home Equity Asset Trust,
Series 2002-05, Class M1, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
6.545%(c)	05/25/33		930	906,592
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class A1A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
5.645%(c)	08/25/35		719	674,464
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
5.865%(c)	10/25/33		151	148,154
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63		319	324,925
				2,494,962
Residential Mortgage-Backed Securities — 0.0%
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD02, Class A1
5.275%(cc)	03/25/44		519	503,263
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)
3.898%(c)	11/25/60	EUR	474	488,168
Popular ABS Mortgage Pass-Through Trust,
Series 2005-05, Class AF4
3.495%(cc)	11/25/35		350	340,950
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
4.403%(c)	09/27/75	EUR	709	735,053
				2,067,434

Total Asset-Backed Securities (cost $564,657,326)				547,158,634
Commercial Mortgage-Backed Securities — 0.4%
Cantor Commercial Real Estate Lending,
Series 2019-CF03, Class A3
2.752%	01/15/53		6,800	5,812,222
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.326%	11/10/47		4,899	4,728,522
Series 2015-DC01, Class A4
3.078%	02/10/48		2,000	1,928,919
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57		6,495	$6,210,880
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.635%(cc)	11/25/25		99,969	1,320,198
Series K055, Class X1, IO
1.344%(cc)	03/25/26		29,912	1,032,902
Greystone Commercial Capital Trust,
Series 2021-03, Class A, 144A, 1 Month LIBOR + 2.230% (Cap N/A, Floor 2.230%)
6.895%(c)	08/01/23		2,500	2,428,156
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A
4.613%(cc)	07/05/31		5,200	2,340,000
Series 2021-NYAH, Class G, 144A, 1 Month LIBOR + 2.640% (Cap N/A, Floor 2.640%)
7.324%(c)	06/15/38		2,200	1,914,320
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)
8.074%(c)	06/15/38		1,590	1,351,768
Series 2021-NYAH, Class XCP, IO, 144A
0.515%(cc)	06/15/38		188,390	666,373
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.458%(c)	03/15/39		750	712,400
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
7.908%(c)	03/15/39		1,950	1,842,469
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50		8,050	7,492,063
ONE Mortgage Trust,
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.864%)
6.691%(c)	03/15/36		300	265,464
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month LIBOR + 1.948% (Cap N/A, Floor 1.948%)
6.632%(c)	10/15/36		3,735	3,407,511
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 1.500%)
5.581%(c)	08/17/31	GBP	846	989,910
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)
5.831%(c)	08/17/31	GBP	1,176	1,356,919
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
6.181%(c)	08/17/31	GBP	986	1,113,050
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A4
2.925%	04/15/50		2,000	1,903,863
Series 2021-FCMT, Class B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
6.534%(c)	05/15/31		300	270,000

A30

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2021-FCMT, Class C, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
7.084%(c)	05/15/31	200	$178,000
Series 2021-FCMT, Class D, 144A, 1 Month LIBOR + 3.500% (Cap N/A, Floor 3.500%)
8.184%(c)	05/15/31	300	262,500

Total Commercial Mortgage-Backed Securities (cost $56,916,916)			49,528,409
Corporate Bonds — 3.1%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.950%	08/01/59	655	481,609
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28(a)	1,350	1,311,606
7.125%	06/15/26	1,100	1,106,809
7.500%	03/15/25	2,097	2,097,000
7.500%	02/01/29	1,150	1,171,562
7.875%	04/15/27(a)	6,025	6,094,589
			12,263,175
Agriculture — 0.0%
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	3,550	3,157,931
Airlines — 0.0%
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	490	489,202
U.S. Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	1,265	1,182,312
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	2,220	2,128,763
4.625%	04/15/29	495	447,683
			4,247,960
Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	480	390,083
Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	3,700	2,816,660
5.291%	12/08/46(a)	2,140	1,736,034
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	675	579,040
General Motors Co.,
Sr. Unsec’d. Notes
5.150%	04/01/38	165	149,077
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
6.250%	10/02/43		390	$375,116
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
3.600%	06/21/30		1,995	1,745,475
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31		540	436,566
				7,837,968
Auto Parts & Equipment — 0.0%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26(a)		1,040	1,002,300
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)		2,300	2,124,414
Dana, Inc.,
Sr. Unsec’d. Notes
4.500%	02/15/32(a)		2,475	1,996,402
				5,123,116
Banks — 0.6%
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	19,000	2,848,735
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.800%	02/23/28		1,200	1,107,271
5.147%	08/18/25		1,200	1,180,779
5.294%	08/18/27		400	393,936
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, EMTN
3.000%	05/30/29	EUR	300	296,435
4.000%	09/08/27	EUR	1,800	1,927,699
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		770	629,417
2.592%(ff)	04/29/31		335	283,736
2.687%(ff)	04/22/32		1,700	1,419,521
Sub. Notes
6.110%	01/29/37		650	685,573
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.500%	01/28/33	MXN	25,000	537,775
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.645%(ff)	06/24/31		1,070	860,524
5.501%(ff)	08/09/28		1,125	1,105,312
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.159%(ff)	09/15/29		3,210	2,701,328
2.591%(ff)	01/20/28		685	614,561
2.871%(ff)	04/19/32		800	664,920
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		2,600	2,280,792

A31

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
2.520%(ff)	11/03/32		230	$187,943
2.561%(ff)	05/01/32		4,890	4,051,609
2.572%(ff)	06/03/31		2,705	2,283,030
Sub. Notes
4.125%	07/25/28		485	459,101
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26		2,110	1,938,172
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26		1,275	1,128,375
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
1.447%(ff)	04/01/25		5,045	4,695,451
2.552%(ff)	01/07/28		1,170	992,445
Sub. Notes
3.742%(ff)	01/07/33		4,890	3,532,714
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	2,000	284,474
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		695	640,447
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
6.100%	02/21/33	AUD	1,500	1,037,388
Sr. Unsec’d. Notes, EMTN
4.050%	09/24/25	CNH	3,100	449,042
Sr. Unsec’d. Notes, MTN
4.750%	02/09/28	AUD	800	524,165
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(a)(oo)		1,950	1,592,747
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		1,075	893,237
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		4,660	4,101,767
2.600%	02/07/30		770	661,267
2.615%(ff)	04/22/32		2,550	2,124,071
3.500%	04/01/25		295	286,464
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29(a)		1,225	1,027,128
2.804%(ff)	05/24/32		1,155	941,978
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27		1,175	1,042,688
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32		1,205	859,430
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		2,090	1,952,347
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32		4,535	3,648,638
2.545%(ff)	11/08/32		830	688,979
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
2.580%(ff)	04/22/32		1,120	$943,409
3.509%(ff)	01/23/29		185	173,263
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	1,200	1,192,652
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	1,100	1,040,896
1.593%(ff)	05/04/27		1,455	1,310,344
4.656%(ff)	03/02/29	EUR	700	771,329
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		1,000	600,000
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		2,475	2,130,767
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32		220	180,071
3.971%(ff)	07/22/38		130	114,612
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.150%	02/04/26	CNH	1,000	141,058
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.797%(ff)	01/19/28		2,465	2,175,557
2.889%(ff)	06/09/32		345	270,137
3.337%(ff)	01/21/33		590	471,988
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24		1,415	1,380,418
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)		2,600	2,028,436
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.494%(ff)	08/10/27		1,900	1,633,388
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
1.982%(ff)	06/03/27		1,220	1,069,111
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		2,280	1,934,478
				81,125,325
Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46		1,095	1,062,136
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.450%	01/23/39		725	761,154
				1,823,290
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.250%	03/02/30		955	975,745

A32

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		1,500	$1,302,379
4.750%	01/15/28		1,725	1,610,365
				2,912,744
Commercial Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)		1,575	1,174,092
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		940	795,475
4.625%	06/01/28		585	491,400
APi Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29(a)		1,950	1,675,649
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	700	714,692
4.250%	09/25/30	GBP	1,100	1,243,993
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31(a)		850	684,071
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37		375	443,135
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		500	569,313
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29	EUR	4,930	4,368,131
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		325	279,690
4.875%	01/15/28(a)		2,900	2,773,094
5.250%	01/15/30(a)		3,679	3,538,919
				18,751,654
Computers — 0.0%
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25		1,850	1,853,823
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		2,700	2,373,488
Diversified Financial Services — 0.1%
BOC Aviation USA Corp. (China),
Gtd. Notes, 144A, MTN
1.625%	04/29/24		1,005	965,794
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		575	545,386
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%
6.979%(c)	05/31/25^		2,800	$2,632,000
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31		1,900	1,470,006
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30		100	76,869
5.500%	08/15/28		970	831,726
6.000%	01/15/27(a)		915	831,773
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31		475	372,564
2.999%	01/22/32		905	725,531
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28		2,075	1,641,522
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	1,400	1,227,735
Sherwood Financing PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.000%	11/15/26	GBP	1,725	1,754,837
				13,075,743
Electric — 0.3%
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	2,900	2,541,201
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31(a)		2,000	1,698,565
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		470	407,042
5.000%	02/01/31(a)		3,310	2,804,433
5.125%	03/15/28(a)		2,500	2,289,593
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50		400	345,272
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		1,945	1,626,339
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		2,000	1,888,125
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes
6.875%	06/21/23		1,000	999,875
7.875%	12/15/26		2,000	2,117,250
Korea Electric Power Corp. (South Korea),
Sr. Unsec’d. Notes
5.125%	04/23/34		1,000	1,022,400
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28(a)		1,750	1,718,000

A33

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
6.625%	01/15/27(a)		1,144	$1,145,522
Gtd. Notes, 144A
5.250%	06/15/29		2,500	2,307,737
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		675	643,286
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		160	144,081
2.450%	12/02/27		700	600,535
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	1,700	1,684,405
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
2.427%(s)	04/11/31	CAD	500	271,728
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	1,000	805,445
2.875%	10/25/25	EUR	400	416,258
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30		1,515	1,401,659
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,550	1,369,270
8.000%(ff)	10/15/26(oo)		4,800	4,495,539
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29(a)		1,100	979,411
5.000%	07/31/27(a)		2,500	2,362,700
5.625%	02/15/27(a)		4,100	3,994,356
				42,080,027
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25		965	981,228
7.250%	06/15/28(a)		925	950,577
				1,931,805
Engineering & Construction — 0.1%
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
2.000%	02/15/33	EUR	4,600	3,813,899
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	2,500	2,158,093
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		650	551,233
				6,523,225
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		650	661,248
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29(a)		850	$745,640
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
4.125%	04/15/26		2,725	2,632,214
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31(a)		1,275	916,208
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
5.050%	03/15/42		600	501,692
5.141%	03/15/52		990	803,166
				6,260,168
Foods — 0.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.875%	02/15/28		3,700	3,677,055
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
3.250%	02/16/26	GBP	1,500	1,512,003
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	3,800	3,830,407
4.500%	02/16/26	GBP	4,450	4,611,307
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,900	1,656,307
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		525	480,616
4.375%	01/31/32		900	818,385
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	11/04/27	GBP	2,337	2,176,607
Pilgrim’s Pride Corp.,
Gtd. Notes
4.250%	04/15/31		775	676,345
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29(a)		625	591,698
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31(a)		1,147	1,009,406
				21,040,136
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.625%	05/20/24		275	271,857
5.750%	05/20/27		786	737,982
5.875%	08/20/26		1,275	1,217,883
UGI International LLC,
Gtd. Notes, 144A
2.500%	12/01/29	EUR	1,150	972,248
				3,199,970

A34

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
1.625%	03/08/31	EUR	1,000	$927,080
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,750	1,518,385
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		525	455,486
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	600	568,539
2.250%	03/07/39	EUR	1,005	873,757
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	2,150	1,660,821
1.875%	10/01/49	EUR	1,430	986,522
				6,990,590
Healthcare-Services — 0.1%
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29		1,973	1,852,850
5.125%	06/15/39		215	200,590
5.250%	06/15/49		170	153,402
Sr. Sec’d. Notes
4.500%	02/15/27		235	229,681
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29	EUR	1,500	1,381,910
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29(a)		1,275	1,152,052
4.375%	01/15/30		1,225	1,099,751
4.625%	07/15/24		186	183,485
4.625%	06/15/28		315	292,720
				6,546,441
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29		1,075	876,881
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		125	113,777
7.250%	10/15/29(a)		1,600	1,488,358
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30		2,000	1,490,000
6.250%	09/15/27(a)		865	764,807
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		1,200	924,000
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27(a)		3,000	3,001,274
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Builders (cont’d.)
KB Home,
Gtd. Notes
4.000%	06/15/31(a)		1,050	$909,215
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)		5,725	5,020,825
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	01/15/28(a)		2,350	2,308,742
5.875%	06/15/27		1,620	1,594,273
				18,492,152
Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29		800	703,641
Household Products/Wares — 0.0%
Central Garden & Pet Co.,
Gtd. Notes, 144A
4.125%	04/30/31		450	388,789
Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31(a)		1,725	1,385,670
Insurance — 0.1%
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		390	360,483
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
4.868%	06/01/44		595	548,998
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
5.625%	08/16/32		2,400	2,356,433
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	2,200	2,324,806
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		290	266,085
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		1,030	737,954
				6,594,759
Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, EMTN
6.875%	03/14/26	GBP	200	258,717
Leisure Time — 0.0%
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30		225	226,406

A35

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Lodging — 0.0%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		2,750	$2,318,369
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30		220	213,474
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26		768	726,164
				3,258,007
Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30		400	413,288
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32(a)		5,825	4,758,712
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30(a)		880	762,623
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.375%	05/01/47		1,485	1,220,704
6.384%	10/23/35		830	823,712
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31(a)		2,460	1,699,411
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sec’d. Notes, 144A
5.375%	08/15/26(d)		4,375	236,694
Discovery Communications LLC,
Gtd. Notes
4.000%	09/15/55		325	215,700
5.300%	05/15/49		559	466,314
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		3,000	1,583,043
7.750%	07/01/26		400	264,001
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		1,200	1,153,863
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.375%	06/15/24		395	392,214
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	1,900	1,899,257
5.250%	05/15/29	GBP	326	349,405
				15,825,653
Mining — 0.0%
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39		1,140	1,218,689
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Mining (cont’d.)
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32		270	$254,094
Sr. Unsec’d. Notes, EMTN
5.315%	04/14/32		400	376,436
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26(a)		925	844,778
				2,693,997
Multi-National — 0.0%
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
4.250%	02/07/28	IDR	20,000,000	1,237,537
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A, MTN
3.813%(s)	05/28/37	CAD	2,100	872,016
				2,109,553
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		1,085	987,608
Oil & Gas — 0.3%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A (original cost $766,038; purchased 04/02/19 - 06/03/19)(f)
7.000%	11/01/26		800	773,082
Gtd. Notes, 144A (original cost $150,133; purchased 10/13/20)(f)
9.000%	11/01/27		161	196,307
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25(oo)		1,735	1,654,756
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33		735	771,011
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32		140	115,284
3.750%	02/15/52		105	76,302
5.250%	06/15/37		840	790,472
6.800%	09/15/37		515	528,483
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29(a)		2,200	2,093,730
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26		2,230	2,118,118
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		2,450	2,432,250
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
1.450%	09/06/23(d)	CHF	3,350	3,661,402
4.250%	04/06/24	GBP	1,100	983,796

A36

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		425	$395,401
6.000%	02/01/31		425	392,827
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		1,350	1,435,117
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27		2,000	2,030,000
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24		1,206	1,222,759
7.500%	05/01/31		2,450	2,703,646
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.375%	10/01/29	GBP	500	543,285
6.625%	01/16/34	GBP	2,600	2,777,975
Gtd. Notes, EMTN
6.250%	12/14/26	GBP	200	240,598
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	300	258,104
4.875%	02/21/28	EUR	5,800	5,225,894
Phillips 66 Co.,
Gtd. Notes, 144A
3.605%	02/15/25		265	257,572
				33,678,171
Packaging & Containers — 0.0%
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28		1,000	874,413
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)		1,200	1,076,991
				1,951,404
Pharmaceuticals — 0.1%
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		1,000	453,862
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		250	93,795
5.000%	02/15/29		75	27,816
5.250%	01/30/30		625	231,640
5.250%	02/15/31		825	316,594
6.250%	02/15/29		2,965	1,097,050
7.000%	01/15/28		415	170,150
Cigna Group (The),
Gtd. Notes
3.400%	03/01/27		10	9,569
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		1,000	920,356
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31	600	$532,599
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	955	758,662
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	820	576,160
4.000%	06/22/50	570	374,929
			5,563,182
Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	01/15/28	2,500	2,402,853
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	2,990	2,507,205
Sr. Unsec’d. Notes
4.950%	06/15/28	800	794,854
5.000%	05/15/50	445	378,631
5.875%	01/15/24	275	274,942
6.250%	04/15/49	145	143,596
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
5.600%	04/01/44	350	285,826
Enterprise Products Operating LLC,
Gtd. Notes
6.125%	10/15/39	210	228,493
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.550%	07/01/30	730	621,205
Kinder Morgan, Inc.,
Gtd. Notes
5.550%	06/01/45	145	137,516
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47	60	53,795
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	745	786,996
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47	360	301,385
6.350%	01/15/31	630	658,123
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30	3,050	2,723,867
7.500%	10/01/25	1,000	1,002,650
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	285	257,061
4.125%	08/15/31	210	184,405
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	395	337,146

A37

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25		405	$396,159
5.400%	03/04/44		1,095	1,027,794
				15,504,502
Real Estate — 0.1%
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	1,700	1,370,646
1.625%	04/20/30	EUR	500	375,483
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29		3,500	2,961,620
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29		1,125	886,456
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		255	200,814
				5,795,019
Real Estate Investment Trusts (REITs) — 0.1%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31		270	210,411
4.050%	07/01/30		575	515,039
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		1,245	891,041
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26		85	82,638
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31		555	477,682
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31		590	461,061
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
2.500%	03/24/26	GBP	2,750	2,523,380
3.325%	03/24/25	EUR	4,225	3,795,464
3.692%	06/05/28	GBP	3,900	3,156,432
Realty Income Corp.,
Sr. Unsec’d. Notes
3.400%	01/15/28(h)		105	98,568
Simon Property Group LP,
Sr. Unsec’d. Notes
2.250%	01/15/32(a)		1,500	1,174,391
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		1,410	1,332,515
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.500%	09/01/26		1,925	1,819,365
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Welltower OP LLC,
Gtd. Notes
2.050%	01/15/29		1,400	$1,169,455
				17,707,442
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28(a)		1,325	1,232,250
At Home Group, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/28		575	389,057
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30		845	796,378
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
6.250%	10/30/25	EUR	2,600	2,601,368
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	2,200	2,199,132
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29(a)		1,350	943,728
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25		4,435	4,382,944
				12,544,857
Semiconductors — 0.0%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36		3,400	2,576,976
Telecommunications — 0.1%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27		3,000	2,767,500
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41		580	457,807
3.500%	09/15/53		1,025	744,320
HKT Capital No. 3 Ltd. (Hong Kong),
Gtd. Notes
1.650%	04/10/27	EUR	2,000	1,905,358
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
5.125%	10/15/26	EUR	1,000	1,043,381
6.500%	10/15/26		500	477,355
7.000%	10/15/28(a)		475	449,322
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27		1,795	1,418,438
Singapore Telecommunications Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
7.375%	12/01/31		200	237,913

A38

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31		2,170	$1,838,252
2.625%	02/15/29(a)		2,800	2,469,538
3.000%	02/15/41		100	74,042
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, Series MPLE
4.050%	03/22/51	CAD	465	276,432
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
3.250%	01/31/31	EUR	1,121	987,479
				15,147,137
Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
3.375%	04/01/26(a)		1,000	936,015
Transportation — 0.0%
Kansas City Southern de Mexico SA de CV,
Gtd. Notes
3.000%	05/15/23		1,785	1,781,622
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23	CHF	1,500	1,556,745
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	1,000	860,067
1.000%	09/17/34	EUR	100	79,816
Regie Autonome des Transports Parisiens (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36	EUR	530	495,332
				4,773,582
Trucking & Leasing — 0.0%
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, EMTN
1.625%	02/15/24		1,000	958,000

Total Corporate Bonds (cost $494,061,833)				420,958,934
Floating Rate and Other Loans — 0.1%
Media — 0.0%
Diamond Sports Group LLC,
First Lien Term Loan, 3 Month SOFR + 8.150%
12.775%(c)	05/25/26		112	104,089
Second Lien Term loan
8.025%	08/24/26		3,743	232,995
				337,084
Oil & Gas — 0.0%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
13.815%(c)	11/01/25		354	374,798
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Floating Rate and Other Loans (continued)
Retail — 0.1%
EG Finco Ltd. (United Kingdom),
Facility B (Euro) Loan, 6 Month EURIBOR + 4.000%
6.752%(c)	02/07/25	EUR	2,822	$2,845,271
Term B, SONIA + 5.027%
8.763%(c)	02/07/25	GBP	1,273	1,466,825
EG Group Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 6 Month EURIBOR + 7.000%
9.752%(c)	04/30/27	EUR	5,200	4,777,040
				9,089,136

Total Floating Rate and Other Loans (cost $12,983,461)				9,801,018
Municipal Bond — 0.0%
Puerto Rico
Commonwealth of Puerto Rico,
General Obligation, Sub-Series C
—%(p)	11/01/43		1,233	536,787
(cost $696,576)
Residential Mortgage-Backed Securities — 0.1%
Bellemeade Re Ltd.,
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
8.545%(c)	10/25/30		530	537,005
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.960%(c)	09/25/31		150	146,919
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
6.558%(c)	09/12/26^		650	650,341
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
7.660%(c)	10/25/41		750	706,897
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
6.110%(c)	10/25/41		150	145,695
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.710%(c)	12/25/41		1,290	1,195,927
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
10.810%(c)	03/25/42		220	226,736
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.810%(c)	03/25/42		180	182,759
Eagle Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
6.645%(c)	04/25/29		620	618,610
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
7.860%(c)	11/25/41		90	84,682

A39

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
6.560%(c)	11/25/41	90	$83,475
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
8.560%(c)	11/25/50	2,075	2,067,867
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
7.360%(c)	10/25/50	431	435,765
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)
7.210%(c)	01/25/51	90	82,146
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
7.610%(c)	01/25/34	770	707,075
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.210%(c)	01/25/34	243	238,226
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
7.960%(c)	10/25/41	250	234,259
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
7.560%(c)	08/25/33	250	220,076
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.710%(c)	12/25/33	300	265,593
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.910%(c)	09/25/41	300	272,839
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.660%(c)	09/25/41	830	747,040
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.910%(c)	12/25/41	600	540,025
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
7.460%(c)	04/25/42	580	575,660
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49	1,786	1,628,544
Home Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
6.160%(c)	01/25/34	395	390,525
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
7.360%(c)	01/25/34	640	620,124
Impac Secured Assets Trust,
Series 2006-01, Class 2A2, 1 Month LIBOR + 0.820% (Cap 11.500%, Floor 0.820%)
5.665%(c)	05/25/36	63	52,284
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		1,617	$1,414,681
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.160%(c)	04/25/34		3,200	3,141,096
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.460%(c)	04/25/34		800	789,726

Total Residential Mortgage-Backed Securities (cost $19,853,211)				19,002,597
Sovereign Bonds — 1.2%
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	02/23/27	EUR	500	489,881
1.250%	05/06/31	EUR	1,000	882,095
1.700%	10/13/41	EUR	1,000	709,599
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	500	540,027
4.690%	10/28/34	EUR	339	377,192
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	300	391,689
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		6,332	6,222,377
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.125%	09/23/29	EUR	3,000	3,189,040
4.625%	09/23/34	EUR	1,100	1,171,179
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	430	455,842
Caisse Francaise de Financement Local (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	2,400	1,825,438
City of Quebec (Canada),
Unsec’d. Notes
2.100%	07/06/31	CAD	1,000	659,469
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
9.850%	06/28/27	COP	1,000,000	198,424
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	8,700	8,935,677
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	300	252,106
1.500%	06/17/31	EUR	6,100	5,541,680
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	5,500	3,801,783
3.750%	07/26/23	EUR	183	198,515

A40

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Hellenic Republic Government Bond (Greece),
Bonds, 144A
0.750%	06/18/31	EUR	6,000	$4,974,570
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	13,736	11,489,521
1.875%	01/24/52	EUR	195	125,899
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	1,135	1,266,695
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	5,000	3,983,165
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes
0.000%	04/15/28	EUR	300	270,295
0.625%	06/03/26	EUR	675	663,031
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	2,500	2,409,285
1.100%	03/12/33	EUR	2,000	1,594,215
1.300%	03/23/34	EUR	2,000	1,573,610
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	5,000	5,313,372
Isle of Man Government International Bond (United Kingdom),
Unsec’d. Notes
5.375%	08/14/34	GBP	400	533,354
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	1,800	1,456,511
6.875%	10/21/34	GBP	500	725,819
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 10Y
2.500%	12/01/32	EUR	5,600	5,346,724
Sr. Unsec’d. Notes, Series 21YR, 144A
1.800%	03/01/41	EUR	1,000	745,693
Sr. Unsec’d. Notes, Series 31Y, 144A
1.700%	09/01/51	EUR	360	228,498
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.125%	02/15/28	EUR	760	819,029
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	1,293	1,006,822
2.375%	11/09/28	EUR	2,300	2,246,162
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes
0.375%	10/07/26	EUR	1,239	1,186,479
Sr. Unsec’d. Notes, GMTN
0.000%	01/24/29	EUR	400	344,410
3.500%	01/17/28	EUR	3,000	3,223,210
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	1,200	1,130,917
2.125%	10/22/35	EUR	300	269,185
4.125%	04/25/28	EUR	195	214,491
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Metropolitano de Lisboa EPE (Portugal),
Gov’t. Gtd. Notes
4.061%	12/04/26	EUR	1,000	$1,120,108
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	4,000	3,522,727
Sr. Unsec’d. Notes, Series 26
0.850%	04/18/25	JPY	500,000	3,749,742
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
8.125%	04/28/34		600	697,125
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	3,500	2,735,939
2.750%	01/30/26	EUR	2,500	2,616,865
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.250%	04/28/25	EUR	300	299,993
0.700%	02/03/29	EUR	2,000	1,774,920
1.200%	04/28/33	EUR	3,347	2,689,017
1.750%	04/28/41	EUR	545	371,920
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
1.150%	04/11/42	EUR	2,100	1,509,231
Unsec’d. Notes, 144A
1.000%	04/12/52	EUR	5,180	2,939,225
Province of Nova Scotia (Canada),
Unsec’d. Notes
3.150%	12/01/51	CAD	500	310,070
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	500	322,111
Regiao Autonoma Madeira (Portugal),
Gov’t. Gtd. Notes
0.943%	05/29/32	EUR	1,000	869,615
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	1,188	1,111,469
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		200	170,665
4.000%	10/17/49		1,000	758,696
Sr. Unsec’d. Notes, EMTN
4.425%	03/28/36	EUR	300	313,888
5.200%	07/31/34	EUR	1,200	1,391,563
5.250%	12/07/34	GBP	777	934,966
5.345%	01/27/48	EUR	1,000	1,142,874
6.000%	08/04/28	GBP	12,470	15,771,874
Republic of Italy Government International Bond Principal Strips (Italy),
Sr. Unsec’d. Notes, Series 1
0.942%(s)	02/20/31	EUR	2,760	2,184,651
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	3,100	2,412,830
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	100	87,051

A41

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	900	$741,981
3.125%	05/15/27	EUR	5,500	5,367,529
Slovakia Government Bond (Slovakia),
Unsec’d. Notes, Series 232
1.875%	03/09/37	EUR	633	537,176
Unsec’d. Notes, Series 233
2.000%	10/17/47	EUR	210	162,055
Slovenia Government Bond (Slovenia),
Bonds, Series RS77
2.250%	03/03/32	EUR	100	99,695
Bonds, Series RS91
3.625%	03/11/33	EUR	1,300	1,448,818
Unsec’d. Notes, Series RS86
0.000%	02/12/31	EUR	100	83,945
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
0.850%	07/30/37	EUR	2,700	2,032,228
1.200%	10/31/40(k)	EUR	10,000	7,373,427
2.350%	07/30/33(k)	EUR	3,375	3,341,308
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	625	794,785
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
4.375%	01/27/32(d)	EUR	200	36,873
6.750%	06/20/28(d)	EUR	10,000	1,771,124

Total Sovereign Bonds (cost $224,515,263)				164,583,054
U.S. Government Agency Obligations — 0.1%
Federal Home Loan Mortgage Corp.
6.250%	07/15/32(k)		785	935,500
6.750%	03/15/31(k)		2,800	3,355,335
Federal Home Loan Mortgage Corp., MTN
2.916%(s)	12/14/29(k)		1,415	1,081,963
Federal National Mortgage Assoc.
6.625%	11/15/30(k)		1,475	1,747,956
7.125%	01/15/30		100	119,766
Tennessee Valley Authority Generic Strips, Bonds
2.768%(s)	09/15/30		1,714	1,237,021
2.897%(s)	03/15/33		461	298,528

Total U.S. Government Agency Obligations (cost $9,582,906)				8,776,069
U.S. Treasury Obligations — 3.3%
U.S. Treasury Bonds
1.375%	11/15/40		13,010	8,952,506
1.750%	08/15/41		23,250	16,830,820
2.000%	11/15/41		1,230	927,881
2.250%	05/15/41		20,500	16,281,484
2.375%	02/15/42(a)(h)		93,410	75,092,883
2.875%	05/15/43		185	159,678
3.125%	02/15/43(k)		9,805	8,810,712
3.375%	08/15/42		8,150	7,654,633
4.000%	11/15/42(a)(h)(k)		57,420	58,981,106
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
U.S. Treasury Notes
0.375%	07/31/27	22,000	$19,110,781
2.375%	03/31/29	2,535	2,366,660
2.750%	08/15/32	135	127,048
2.875%	08/15/28(k)	5,000	4,816,016
3.250%	06/30/29	730	715,742
3.500%	01/31/28	13,000	12,933,984
3.500%	01/31/30(a)(h)	26,375	26,271,973
3.500%	02/15/33(a)	6,000	6,010,313
3.875%	11/30/27(a)(k)	5,180	5,234,633
3.875%	11/30/29(k)	1,965	1,999,081
3.875%	12/31/29	260	264,713
4.125%	01/31/25(a)	127,420	127,390,137
4.125%	11/15/32(k)	1,500	1,576,406
U.S. Treasury Strips Coupon
0.479%(s)	05/15/26	5,000	4,452,148
1.279%(s)	11/15/41(k)	21,500	10,337,637
1.458%(s)	08/15/40(h)(k)	24,145	12,323,382
1.559%(s)	02/15/26	14,000	12,575,391
1.775%(s)	02/15/40(k)	7,770	4,058,307
1.851%(s)	11/15/40(k)	5,490	2,769,233
4.032%(s)	08/15/41	13,000	6,317,695
U.S. Treasury Strips Principal
1.333%(s)	02/15/49(k)	295	113,863

Total U.S. Treasury Obligations (cost $492,805,928)			455,456,846

Total Long-Term Investments (cost $11,020,756,974)			11,102,721,201

	Shares
Short-Term Investments — 22.2%
Affiliated Mutual Funds — 20.9%
PGIM Core Ultra Short Bond Fund(wd)	2,220,006,735	2,220,006,735
PGIM Institutional Money Market Fund (cost $624,331,668; includes $621,368,264 of cash collateral for securities on loan)(b)(wd)	624,522,032	624,209,771

Total Affiliated Mutual Funds (cost $2,844,338,403)		2,844,216,506

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(k)(n) — 1.2%
U.S. Treasury Bills
4.525%	04/27/23	70,000	69,784,725
4.732%	06/15/23(h)	103,200	102,229,633

Total U.S. Treasury Obligations (cost $171,971,270)				172,014,358

A42

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Value
Options Purchased*~ — 0.1%
(cost $18,711,520)	$15,157,321

Total Short-Term Investments (cost $3,035,021,193)	3,031,388,185

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—103.7% (cost $14,055,778,167)	14,134,109,386

Options Written*~ — (0.0)%
(premiums received $11,561)	(10,399)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—103.7% (cost $14,055,766,606)	14,134,098,987

Liabilities in excess of other assets(z) — (3.7)%	(505,554,623)

Net Assets — 100.0%	$13,628,544,364

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
ADR	American Depositary Receipt
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
BUBOR	Budapest Interbank Offered Rate
CDI	Chess Depository Interest
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CME	Chicago Mercantile Exchange
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
iTraxx	International Credit Derivative Index
JPM	JPMorgan Chase Bank N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MBS	Mortgage-Backed Security
MOEX	Moscow Exchange
MPLE	Maple Bonds
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depositary Receipts
SSB	State Street Bank & Trust Company
STIBOR	Stockholm Interbank Offered Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
A43

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
TAIBOR	Taiwan Interbank Offered Rate
TD	The Toronto-Dominion Bank
TELBOR	Tel Aviv Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TONAR	Tokyo Overnight Average Rate
UAG	UBS AG
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate
XAMS	Amsterdam Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3,303,116 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $613,734,010; cash collateral of $621,368,264 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $916,171. The aggregate value of $969,389 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index (FLEX)	Call	08/11/26	$4,450.00		108		11	$6,133,397
S&P 500 Index (FLEX)	Call	08/12/27	$4,460.00		130		13	9,016,837
1 Year SOFR Mid-Curve Futures	Put	06/16/23	$96.19		9		23	7,087
Total Options Purchased (cost $18,711,520)								$15,157,321
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
1 Year SOFR Mid-Curve Futures	Call	06/16/23	$96.63		9		23	$(6,919)
1 Year SOFR Mid-Curve Futures	Put	06/16/23	$95.69		9		23	(2,981)
Total Exchange Traded (premiums received $11,561)								$(9,900)

A44

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	30,660		$(499)
(premiums received $0)
Total Options Written (premiums received $11,561)									$(10,399)
Options Purchased:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	0.80%	CDX.NA.IG.39.V1(Q)	1.00%(Q)	24,850	$17,862	$(63,895)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	0.83%	CDX.NA.IG.39.V1(Q)	1.00%(Q)	11,650	6,258	(16,366)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	0.85%	CDX.NA.IG.39.V1(Q)	1.00%(Q)	21,040	8,562	(57,924)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	0.88%	CDX.NA.IG.39.V1(Q)	1.00%(Q)	24,850	7,810	(87,117)
Total Centrally Cleared Swaptions (cost $265,794)							$40,492	$(225,302)
Options Written:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1, 12/20/27	Call	04/19/23	0.70%	CDX.NA.IG.39.V1(Q)	1.00%(Q)	11,650	$(9,586)	$7,516
CDX.NA.IG.39.V1, 12/20/27	Call	04/19/23	0.75%	CDX.NA.IG.39.V1(Q)	1.00%(Q)	21,040	(40,337)	12,263
CDX.NA.IG.39.V1, 12/20/27	Call	04/19/23	0.78%	CDX.NA.IG.39.V1(Q)	1.00%(Q)	24,850	(65,451)	(5,066)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	1.10%	1.00%(Q)	CDX.NA.IG.39.V1(Q)	24,850	(2,300)	24,787
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	1.15%	1.00%(Q)	CDX.NA.IG.39.V1(Q)	24,850	(2,081)	36,188
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	1.20%	1.00%(Q)	CDX.NA.IG.39.V1(Q)	11,650	(900)	7,838
CDX.NA.IG.39.V1, 12/20/27	Put	06/21/23	1.20%	1.00%(Q)	CDX.NA.IG.39.V1(Q)	30,680	(20,923)	52,709
Total Centrally Cleared Swaptions (premiums received $277,813)							$(141,578)	$136,235

Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
897	2 Year U.S. Treasury Notes	Jun. 2023	$185,188,454	$1,786,673
20	5 Year Euro-Bobl	Jun. 2023	2,556,817	50,847
4,253	5 Year U.S. Treasury Notes	Jun. 2023	465,736,716	5,421,504
4,322	10 Year U.S. Treasury Notes	Jun. 2023	496,692,365	9,235,296
162	10 Year U.S. Ultra Treasury Notes	Jun. 2023	19,624,782	593,080
1,022	20 Year U.S. Treasury Bonds	Jun. 2023	134,041,688	4,299,286
22	30 Year Euro Buxl	Jun. 2023	3,360,779	200,875
1,954	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	275,758,250	10,293,961
2,537	Mini MSCI EAFE Index	Jun. 2023	265,941,025	10,613,719
107	Mini MSCI Emerging Markets Index	Jun. 2023	5,325,925	164,662
61	Russell 2000 E-Mini Index	Jun. 2023	5,531,175	81,196
4,133	S&P 500 E-Mini Index	Jun. 2023	855,066,038	49,425,459
				92,166,558
Short Positions:
450	3 Month CME SOFR	Jun. 2023	107,018,438	(49,780)
808	2 Year U.S. Treasury Notes	Jun. 2023	166,814,126	(671,626)
A45

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Futures contracts outstanding at March 31, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
32	5 Year Euro-Bobl	Jun. 2023	$4,090,908	$(97,732)
243	5 Year U.S. Treasury Notes	Jun. 2023	26,610,398	(493,080)
369	10 Year Euro-Bund	Jun. 2023	54,360,519	(1,851,039)
23	10 Year U.K. Gilt	Jun. 2023	2,932,329	(72,747)
526	10 Year U.S. Treasury Notes	Jun. 2023	60,448,909	(1,688,434)
108	10 Year U.S. Ultra Treasury Notes	Jun. 2023	13,083,188	(390,481)
1,220	20 Year U.S. Treasury Bonds	Jun. 2023	160,010,625	(5,606,340)
259	British Pound Currency	Jun. 2023	19,999,656	(457,862)
1,203	Euro Currency	Jun. 2023	163,961,381	(3,067,265)
469	Euro Schatz Index	Jun. 2023	53,759,701	(549,984)
				(14,996,370)
				$77,170,188
Forward foreign currency exchange contracts outstanding at March 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/23	CITI	AUD	856	$593,000	$572,491	$—	$(20,509)
Expiring 04/19/23	HSBC	AUD	1,033	697,606	690,978	—	(6,628)
Expiring 04/19/23	JPM	AUD	2,975	2,079,006	1,989,869	—	(89,137)
Expiring 04/19/23	JPM	AUD	1,710	1,195,396	1,144,144	—	(51,252)
Expiring 04/19/23	MSI	AUD	828	577,000	553,712	—	(23,288)
Brazilian Real,
Expiring 04/04/23	CITI	BRL	6,184	1,181,845	1,219,338	37,493	—
British Pound,
Expiring 04/04/23	BNP	GBP	13,274	16,287,694	16,376,521	88,827	—
Expiring 04/19/23	JPM	GBP	1,821	2,191,166	2,247,304	56,138	—
Canadian Dollar,
Expiring 04/19/23	BOA	CAD	3,037	2,266,379	2,247,453	—	(18,926)
Expiring 04/19/23	BOA	CAD	932	695,423	689,616	—	(5,807)
Chilean Peso,
Expiring 06/22/23	BARC	CLP	1,198,134	1,443,000	1,493,327	50,327	—
Expiring 06/22/23	UAG	CLP	1,136,101	1,408,000	1,416,011	8,011	—
Colombian Peso,
Expiring 06/21/23	BARC	COP	28,640,546	5,918,544	6,048,281	129,737	—
Expiring 06/21/23	BARC	COP	15,306,180	3,163,735	3,232,344	68,609	—
Expiring 06/21/23	DB	COP	18,808,270	3,893,447	3,971,911	78,464	—
Expiring 06/21/23	MSI	COP	16,581,695	3,412,784	3,501,705	88,921	—
Czech Koruna,
Expiring 04/19/23	BOA	CZK	59,719	2,669,000	2,756,870	87,870	—
Expiring 04/19/23	MSI	CZK	55,749	2,511,000	2,573,596	62,596	—
Euro,
Expiring 04/04/23	BARC	EUR	2,012	2,159,864	2,182,142	22,278	—
Expiring 04/04/23	CITI	EUR	1,463	1,572,466	1,587,088	14,622	—
Expiring 04/04/23	GSI	EUR	2,913	3,096,542	3,159,705	63,163	—
Expiring 04/04/23	HSBC	EUR	60,502	65,226,841	65,628,328	401,487	—
Expiring 04/04/23	HSBC	EUR	492	527,959	533,666	5,707	—
Expiring 04/19/23	HSBC	EUR	1,000	1,072,337	1,085,649	13,312	—
Expiring 04/19/23	HSBC	EUR	184	200,000	199,388	—	(612)
Expiring 04/19/23	MSI	EUR	889	945,725	965,408	19,683	—
Expiring 04/19/23	MSI	EUR	552	595,876	599,278	3,402	—
Expiring 04/19/23	MSI	EUR	531	585,000	575,990	—	(9,010)
A46

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/19/23	MSI	EUR	440	$482,093	$477,685	$—	$(4,408)
Hungarian Forint,
Expiring 04/19/23	BARC	HUF	102,393	269,972	290,415	20,443	—
Expiring 04/19/23	BOA	HUF	309,656	827,028	878,273	51,245	—
Expiring 04/19/23	HSBC	HUF	2,004,833	5,252,447	5,686,280	433,833	—
Expiring 04/19/23	HSBC	HUF	1,336,555	3,523,324	3,790,854	267,530	—
Expiring 04/19/23	HSBC	HUF	372,377	975,588	1,056,168	80,580	—
Expiring 04/19/23	HSBC	HUF	248,251	654,421	704,112	49,691	—
Expiring 04/19/23	JPM	HUF	803,048	2,132,447	2,277,673	145,226	—
Expiring 04/19/23	JPM	HUF	223,737	596,472	634,581	38,109	—
Expiring 04/19/23	JPM	HUF	149,158	396,080	423,054	26,974	—
Expiring 04/19/23	MSI	HUF	705,835	1,931,022	2,001,950	70,928	—
Expiring 04/19/23	TD	HUF	1,204,572	3,211,386	3,416,510	205,124	—
Indian Rupee,
Expiring 06/21/23	BOA	INR	391,562	4,753,000	4,746,466	—	(6,534)
Expiring 06/21/23	JPM	INR	199,869	2,410,000	2,422,784	12,784	—
Expiring 06/21/23	MSI	INR	575,727	6,985,027	6,978,897	—	(6,130)
Indonesian Rupiah,
Expiring 06/21/23	GSI	IDR	100,618,814	6,504,083	6,720,890	216,807	—
Israeli Shekel,
Expiring 06/21/23	CITI	ILS	23,043	6,440,089	6,429,193	—	(10,896)
Expiring 06/21/23	CITI	ILS	13,382	3,738,267	3,733,714	—	(4,553)
Expiring 06/21/23	CITI	ILS	1,997	558,056	557,112	—	(944)
Expiring 06/21/23	CITI	ILS	1,160	323,934	323,540	—	(394)
Expiring 06/21/23	MSI	ILS	10,695	2,992,083	2,983,973	—	(8,110)
Expiring 06/21/23	MSI	ILS	927	259,275	258,572	—	(703)
Japanese Yen,
Expiring 04/19/23	BARC	JPY	723,086	5,708,722	5,462,492	—	(246,230)
Expiring 04/19/23	CITI	JPY	92,507	689,000	698,833	9,833	—
Expiring 04/19/23	CITI	JPY	76,942	587,000	581,253	—	(5,747)
Expiring 04/19/23	CITI	JPY	46,754	350,000	353,198	3,198	—
Expiring 04/19/23	CITI	JPY	46,682	350,000	352,656	2,656	—
Expiring 04/19/23	GSI	JPY	94,007	696,000	710,165	14,165	—
Expiring 04/19/23	GSI	JPY	63,861	504,210	482,435	—	(21,775)
Expiring 04/19/23	MSI	JPY	93,489	700,000	706,255	6,255	—
Expiring 04/19/23	MSI	JPY	78,732	588,000	594,778	6,778	—
Expiring 04/19/23	MSI	JPY	78,365	585,000	592,001	7,001	—
Mexican Peso,
Expiring 06/21/23	JPM	MXN	180,052	9,803,690	9,832,257	28,567	—
Expiring 06/21/23	JPM	MXN	20,056	1,092,012	1,095,194	3,182	—
New Taiwanese Dollar,
Expiring 06/21/23	MSI	TWD	59,868	1,978,639	1,978,034	—	(605)
New Zealand Dollar,
Expiring 04/19/23	BARC	NZD	896	581,000	560,450	—	(20,550)
Expiring 04/19/23	MSI	NZD	2,327	1,477,155	1,455,165	—	(21,990)
Norwegian Krone,
Expiring 04/19/23	CITI	NOK	6,839	693,249	653,756	—	(39,493)
Philippine Peso,
Expiring 06/21/23	CITI	PHP	178,247	3,253,000	3,280,540	27,540	—
Expiring 06/21/23	JPM	PHP	104,314	1,921,040	1,919,856	—	(1,184)
Polish Zloty,
Expiring 04/19/23	HSBC	PLN	9,477	2,142,000	2,192,996	50,996	—
Expiring 04/19/23	MSI	PLN	10,712	2,435,371	2,478,888	43,517	—
Singapore Dollar,
Expiring 06/21/23	BOA	SGD	4,907	3,677,000	3,697,271	20,271	—
A47

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 06/21/23	JPM	ZAR	67,229	$3,588,309	$3,748,681	$160,372	$—
Expiring 06/21/23	JPM	ZAR	14,136	754,511	788,232	33,721	—
Expiring 06/21/23	TD	ZAR	73,329	3,985,855	4,088,829	102,974	—
South Korean Won,
Expiring 06/21/23	CITI	KRW	1,277,306	972,548	982,479	9,931	—
Expiring 06/21/23	HSBC	KRW	3,238,068	2,484,000	2,490,659	6,659	—
Expiring 06/21/23	SCB	KRW	4,511,032	3,474,000	3,469,798	—	(4,202)
Expiring 06/21/23	UAG	KRW	2,244,141	1,708,000	1,726,150	18,150	—
Swedish Krona,
Expiring 04/19/23	BOA	SEK	8,547	820,312	824,402	4,090	—
Swiss Franc,
Expiring 04/04/23	BARC	CHF	542	591,337	592,823	1,486	—
Thai Baht,
Expiring 06/21/23	GSI	THB	31,368	914,000	924,985	10,985	—
Expiring 06/21/23	MSI	THB	12,639	363,279	372,712	9,433	—
				$242,850,968	$245,723,032	3,501,681	(629,617)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/23	BNP	AUD	1,639	$1,164,000	$1,096,055	$67,945	$—
Expiring 04/19/23	BNP	AUD	809	576,000	541,360	34,640	—
Expiring 04/19/23	CITI	AUD	2,092	1,406,550	1,399,348	7,202	—
Expiring 04/19/23	CITI	AUD	821	577,000	549,049	27,951	—
Expiring 04/19/23	HSBC	AUD	1,292	874,049	863,985	10,064	—
Expiring 04/19/23	JPM	AUD	2,763	1,837,000	1,848,158	—	(11,158)
Expiring 04/19/23	JPM	AUD	2,121	1,418,364	1,418,746	—	(382)
Expiring 04/19/23	JPM	AUD	826	578,962	552,515	26,447	—
Expiring 04/19/23	JPM	AUD	812	576,552	543,150	33,402	—
Expiring 04/19/23	MSI	AUD	822	579,505	549,839	29,666	—
Brazilian Real,
Expiring 04/04/23	CITI	BRL	3,216	613,000	634,248	—	(21,248)
Expiring 05/03/23	SCB	BRL	7,198	1,399,000	1,412,108	—	(13,108)
British Pound,
Expiring 04/04/23	MSI	GBP	13,274	16,082,500	16,376,522	—	(294,022)
Expiring 04/19/23	BNP	GBP	668	823,290	823,949	—	(659)
Expiring 04/19/23	HSBC	GBP	18,328	22,381,084	22,617,827	—	(236,743)
Expiring 05/02/23	BNP	GBP	13,274	16,296,880	16,386,071	—	(89,191)
Canadian Dollar,
Expiring 04/19/23	CITI	CAD	2,054	1,524,341	1,520,429	3,912	—
Expiring 04/19/23	CITI	CAD	512	384,000	379,288	4,712	—
Expiring 04/19/23	GSI	CAD	772	577,000	571,412	5,588	—
Expiring 04/19/23	JPM	CAD	774	577,000	572,524	4,476	—
Expiring 04/19/23	MSI	CAD	1,639	1,208,663	1,213,204	—	(4,541)
Chilean Peso,
Expiring 06/22/23	BNP	CLP	1,326,195	1,605,368	1,652,939	—	(47,571)
Expiring 06/22/23	CITI	CLP	575,696	707,000	717,534	—	(10,534)
Expiring 06/22/23	MSI	CLP	580,582	704,000	723,624	—	(19,624)
Expiring 06/22/23	UAG	CLP	3,478,858	4,298,389	4,335,969	—	(37,580)
Expiring 06/22/23	UAG	CLP	1,147,698	1,407,000	1,430,465	—	(23,465)
Chinese Renminbi,
Expiring 05/23/23	JPM	CNH	23,279	3,386,000	3,401,612	—	(15,612)
A48

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 05/23/23	MSI	CNH	113,767	$16,621,445	$16,624,007	$—	$(2,562)
Expiring 05/23/23	MSI	CNH	32,169	4,699,883	4,700,607	—	(724)
Expiring 05/23/23	SCB	CNH	26,073	3,767,000	3,809,805	—	(42,805)
Colombian Peso,
Expiring 06/21/23	MSI	COP	7,198,105	1,450,000	1,520,088	—	(70,088)
Expiring 06/21/23	MSI	COP	5,509,468	1,126,000	1,163,484	—	(37,484)
Czech Koruna,
Expiring 04/19/23	HSBC	CZK	69,323	3,104,790	3,200,227	—	(95,437)
Expiring 04/19/23	HSBC	CZK	16,046	704,000	740,744	—	(36,744)
Euro,
Expiring 04/04/23	BNP	EUR	1,924	2,039,791	2,087,098	—	(47,307)
Expiring 04/04/23	BNP	EUR	1,307	1,392,971	1,418,131	—	(25,160)
Expiring 04/04/23	CITI	EUR	2,790	2,976,434	3,026,263	—	(49,829)
Expiring 04/04/23	GSI	EUR	824	889,351	893,394	—	(4,043)
Expiring 04/04/23	JPM	EUR	29,621	31,594,395	32,131,087	—	(536,692)
Expiring 04/04/23	JPM	EUR	16,459	17,499,111	17,853,569	—	(354,458)
Expiring 04/04/23	JPM	EUR	8,155	8,652,105	8,846,497	—	(194,392)
Expiring 04/04/23	JPM	EUR	2,371	2,550,261	2,572,074	—	(21,813)
Expiring 04/04/23	JPM	EUR	1,799	1,909,449	1,951,847	—	(42,398)
Expiring 04/04/23	JPM	EUR	814	871,538	883,439	—	(11,901)
Expiring 04/04/23	SSB	EUR	1,316	1,399,139	1,427,529	—	(28,390)
Expiring 04/19/23	BNP	EUR	4,204	4,570,627	4,563,564	7,063	—
Expiring 04/19/23	BNP	EUR	3,898	4,253,877	4,232,364	21,513	—
Expiring 04/19/23	GSI	EUR	441	482,469	478,771	3,698	—
Expiring 04/19/23	HSBC	EUR	1,306	1,395,370	1,417,858	—	(22,488)
Expiring 04/19/23	HSBC	EUR	658	705,817	714,357	—	(8,540)
Expiring 04/19/23	JPM	EUR	4,375	4,764,441	4,749,713	14,728	—
Expiring 04/19/23	JPM	EUR	532	580,747	577,565	3,182	—
Expiring 04/19/23	JPM	EUR	116	124,480	125,527	—	(1,047)
Expiring 04/19/23	MSI	EUR	27,401	29,893,381	29,747,492	145,889	—
Expiring 04/19/23	SCB	EUR	25,784	28,031,533	27,992,206	39,327	—
Expiring 05/02/23	HSBC	EUR	60,502	65,332,719	65,732,107	—	(399,388)
Hungarian Forint,
Expiring 04/19/23	BARC	HUF	1,198,789	3,268,000	3,400,108	—	(132,108)
Expiring 04/19/23	BARC	HUF	586,298	1,537,000	1,662,909	—	(125,909)
Expiring 04/19/23	BARC	HUF	556,013	1,457,500	1,577,012	—	(119,512)
Expiring 04/19/23	HSBC	HUF	577,353	1,530,000	1,637,539	—	(107,539)
Indian Rupee,
Expiring 06/21/23	BOA	INR	318,263	3,826,000	3,857,946	—	(31,946)
Expiring 06/21/23	JPM	INR	211,279	2,539,108	2,561,103	—	(21,995)
Expiring 06/21/23	JPM	INR	95,066	1,148,000	1,152,378	—	(4,378)
Expiring 06/21/23	MSI	INR	261,642	3,147,000	3,171,590	—	(24,590)
Expiring 06/21/23	SCB	INR	58,942	708,000	714,485	—	(6,485)
Indonesian Rupiah,
Expiring 06/21/23	BOA	IDR	58,785,034	3,916,000	3,926,579	—	(10,579)
Expiring 06/21/23	HSBC	IDR	36,122,657	2,322,000	2,412,833	—	(90,833)
Expiring 06/21/23	JPM	IDR	18,513,702	1,195,976	1,236,634	—	(40,658)
Israeli Shekel,
Expiring 06/21/23	CITI	ILS	10,292	2,846,000	2,871,433	—	(25,433)
Japanese Yen,
Expiring 04/19/23	BNP	JPY	219,711	1,654,331	1,659,786	—	(5,455)
Expiring 04/19/23	BOA	JPY	73,074	577,000	552,035	24,965	—
Expiring 04/19/23	CITI	JPY	76,184	587,000	575,529	11,471	—
Expiring 04/19/23	GSI	JPY	108,848	804,903	822,282	—	(17,379)
Expiring 04/19/23	JPM	JPY	72,428	572,000	547,151	24,849	—
A49

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/19/23	MSI	JPY	74,635	$578,000	$563,826	$14,174	$—
Mexican Peso,
Expiring 06/21/23	JPM	MXN	55,672	2,884,000	3,040,113	—	(156,113)
Expiring 06/21/23	JPM	MXN	53,533	2,911,000	2,923,320	—	(12,320)
New Zealand Dollar,
Expiring 04/19/23	HSBC	NZD	1,138	711,694	711,622	72	—
Expiring 04/19/23	JPM	NZD	593	384,000	370,976	13,024	—
Expiring 04/19/23	TD	NZD	1,149	712,492	718,500	—	(6,008)
Peruvian Nuevo Sol,
Expiring 06/21/23	BARC	PEN	4,635	1,218,753	1,225,036	—	(6,283)
Expiring 06/21/23	SCB	PEN	5,031	1,319,459	1,329,783	—	(10,324)
Philippine Peso,
Expiring 06/21/23	JPM	PHP	357,116	6,465,979	6,572,546	—	(106,567)
Polish Zloty,
Expiring 04/19/23	BARC	PLN	5,827	1,299,800	1,348,309	—	(48,509)
Expiring 04/19/23	BARC	PLN	2,865	640,200	663,082	—	(22,882)
Expiring 04/19/23	BARC	PLN	1,234	281,488	285,521	—	(4,033)
Expiring 04/19/23	BOA	PLN	10,395	2,312,391	2,405,369	—	(92,978)
Expiring 04/19/23	BOA	PLN	4,030	924,355	932,594	—	(8,239)
Expiring 04/19/23	CITI	PLN	6,256	1,422,000	1,447,755	—	(25,755)
Expiring 04/19/23	MSI	PLN	15,566	3,538,840	3,602,074	—	(63,234)
Expiring 04/19/23	MSI	PLN	10,068	2,303,000	2,329,763	—	(26,763)
Singapore Dollar,
Expiring 06/21/23	HSBC	SGD	3,286	2,436,631	2,475,882	—	(39,251)
South African Rand,
Expiring 06/21/23	HSBC	ZAR	12,971	711,000	723,251	—	(12,251)
Expiring 06/21/23	JPM	ZAR	15,330	836,000	854,792	—	(18,792)
Expiring 06/21/23	MSI	ZAR	27,360	1,500,000	1,525,579	—	(25,579)
Expiring 06/21/23	MSI	ZAR	13,000	711,000	724,881	—	(13,881)
South Korean Won,
Expiring 06/21/23	CITI	KRW	10,845,772	8,258,034	8,342,356	—	(84,322)
Expiring 06/21/23	CITI	KRW	1,193,033	918,000	917,658	342	—
Expiring 06/21/23	CITI	KRW	922,765	713,000	709,773	3,227	—
Expiring 06/21/23	JPM	KRW	1,198,858	917,000	922,138	—	(5,138)
Expiring 06/21/23	MSI	KRW	1,848,868	1,407,000	1,422,113	—	(15,113)
Expiring 06/21/23	SCB	KRW	2,700,102	2,052,000	2,076,865	—	(24,865)
Swiss Franc,
Expiring 04/04/23	HSBC	CHF	542	587,603	592,823	—	(5,220)
Expiring 04/19/23	BNP	CHF	397	435,096	434,636	460	—
Expiring 04/19/23	MSI	CHF	1,860	2,020,951	2,036,615	—	(15,664)
Expiring 04/19/23	MSI	CHF	646	702,328	707,772	—	(5,444)
Expiring 05/02/23	BARC	CHF	542	593,097	594,619	—	(1,522)
Thai Baht,
Expiring 06/21/23	BOA	THB	129,498	3,725,000	3,818,703	—	(93,703)
Expiring 06/21/23	HSBC	THB	53,495	1,559,000	1,577,483	—	(18,483)
Expiring 06/21/23	MSI	THB	103,107	3,011,000	3,040,483	—	(29,483)
Expiring 06/21/23	MSI	THB	31,790	913,722	937,448	—	(23,726)
Expiring 06/21/23	SCB	THB	62,805	1,803,000	1,852,037	—	(49,037)
				$426,299,352	$430,410,772	583,989	(4,695,409)
						$4,085,670	$(5,325,026)
A50

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Cross currency exchange contracts outstanding at March 31, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/19/23	Buy	AUD	864	JPY	78,279	$—	$(13,420)	GSI
04/19/23	Buy	AUD	1,699	JPY	155,973	—	(41,814)	CITI
04/19/23	Buy	CZK	38,747	EUR	1,636	12,468	—	TD
04/19/23	Buy	EUR	1,075	JPY	148,577	44,661	—	BARC
04/19/23	Buy	EUR	1,860	PLN	8,872	—	(33,316)	CITI
04/19/23	Buy	EUR	2,817	CZK	67,500	—	(58,338)	BOA
04/19/23	Buy	HUF	359,510	EUR	896	47,040	—	BARC
04/19/23	Buy	HUF	441,846	EUR	1,108	50,520	—	BOA
04/19/23	Buy	HUF	463,917	EUR	1,173	42,445	—	BOA
04/19/23	Buy	HUF	513,618	EUR	1,293	52,590	—	HSBC
04/19/23	Buy	PLN	5,489	EUR	1,153	18,244	—	MSI
04/19/23	Buy	PLN	5,717	EUR	1,202	17,664	—	BOA
04/19/23	Buy	PLN	6,501	EUR	1,382	4,081	—	BARC
04/19/23	Buy	PLN	9,905	EUR	2,104	8,052	—	JPM
						$297,765	$(146,888)
Credit default swap agreements outstanding at March 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	06/20/28	1.000%(Q)	1,000	$386,036	$277	$385,759	BARC
Dominican Republic	06/20/28	1.000%(Q)	1,000	93,625	277	93,348	BARC
Emirate of Abu Dhabi	06/20/28	1.000%(Q)	1,000	(27,868)	277	(28,145)	BARC
Federation of Malaysia	06/20/28	1.000%(Q)	1,500	(20,308)	416	(20,724)	BARC
Federative Republic of Brazil	06/20/28	1.000%(Q)	5,000	287,203	1,387	285,816	BARC
Kingdom of Bahrain	06/20/28	1.000%(Q)	1,000	64,121	277	63,844	BARC
Kingdom of Saudi Arabia	06/20/28	1.000%(Q)	2,000	(35,967)	555	(36,522)	BARC
People’s Republic of China	06/20/28	1.000%(Q)	5,000	(62,621)	1,387	(64,008)	BARC
Republic of Argentina	06/20/28	1.000%(Q)	1,000	740,267	277	739,990	BARC
Republic of Chile	06/20/28	1.000%(Q)	2,500	3,791	694	3,097	BARC
Republic of Colombia	06/20/28	1.000%(Q)	3,500	284,265	971	283,294	BARC
Republic of Indonesia	06/20/28	1.000%(Q)	4,500	(12,924)	1,249	(14,173)	BARC
Republic of Panama	06/20/28	1.000%(Q)	1,000	8,005	277	7,728	BARC
Republic of Peru	06/20/28	1.000%(Q)	1,500	4,772	416	4,356	BARC
Republic of Philippines	06/20/28	1.000%(Q)	1,500	(5,903)	416	(6,319)	BARC
Republic of South Africa	06/20/28	1.000%(Q)	5,000	383,605	1,387	382,218	BARC
Republic of Turkey	06/20/28	1.000%(Q)	5,000	851,707	1,387	850,320	BARC
State of Qatar	06/20/28	1.000%(Q)	1,000	(27,649)	277	(27,926)	BARC
Sultanate of Oman	06/20/28	1.000%(Q)	1,000	27,669	277	27,392	BARC
United Mexican States	06/20/28	1.000%(Q)	5,000	44,872	1,387	43,485	BARC
				$2,986,698	$13,868	$2,972,830

A51

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Credit default swap agreements outstanding at March 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.39.V1	06/20/28	1.000%(Q)	50,000	2.295%	$(2,862,033)	$(23,864)	$(2,838,169)	BARC
**	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	04/14/23	0.500%(M)	18,681	*	$16,070	$(1,745)	$17,815	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	06/20/24	1.000%(Q)		1,343	$282,124	$328,708	$(46,584)	HSBC
Kingdom of Morocco	12/20/27	1.000%(Q)		850	17,115	21,604	(4,489)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	410	(5,865)	(14,708)	8,843	BARC
U.S. Treasury Notes	12/20/27	0.250%(Q)	EUR	1,395	15,104	7,714	7,390	BARC
U.S. Treasury Notes	12/20/27	0.250%(Q)	EUR	1,395	15,104	7,714	7,390	BARC
U.S. Treasury Notes	12/20/29	0.250%(Q)	EUR	900	11,308	6,299	5,009	BARC
U.S. Treasury Notes	12/20/32	0.250%(Q)	EUR	3,050	48,768	22,460	26,308	BARC
U.S. Treasury Notes	12/20/32	0.250%(Q)	EUR	705	11,272	8,570	2,702	BNP
U.S. Treasury Notes	12/20/32	0.250%(Q)	EUR	225	3,597	2,735	862	BNP
United Mexican States	06/20/23	1.000%(Q)		2,550	(5,536)	917	(6,453)	CITI
United Mexican States	06/20/23	1.000%(Q)		2,520	(5,471)	2,301	(7,772)	CITI
United Mexican States	06/20/23	1.000%(Q)		845	(1,835)	858	(2,693)	CITI
United Mexican States	06/20/23	1.000%(Q)		840	(1,823)	789	(2,612)	CITI
United Mexican States	06/20/23	1.000%(Q)		840	(1,824)	285	(2,109)	CITI
United Mexican States	06/20/23	1.000%(Q)		435	(944)	157	(1,101)	CITI
United Mexican States	12/20/24	1.000%(Q)		335	(3,274)	813	(4,087)	CITI
					$377,820	$397,216	$(19,396)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Halliburton Co.	12/20/26	1.000%(Q)	610	0.606%	$8,496	$4,355	$4,141	GSI
Hellenic Republic	12/20/31	1.000%(Q)	4,000	1.699%	(193,349)	(103,853)	(89,496)	CITI
International Bank for Reconstruction & Development	06/20/23	0.250%(Q)	14,530	0.194%	3,003	3,177	(174)	BOA
A52

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Credit default swap agreements outstanding at March 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
International Bank for Reconstruction & Development	06/20/23	0.250%(Q)		4,420	0.194%	$913	$966	$(53)	BOA
Petroleos Mexicanos	06/20/23	1.000%(Q)		2,125	2.562%	(6,642)	(6,763)	121	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)		2,100	2.562%	(6,563)	(8,028)	1,465	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)		705	2.562%	(2,204)	(2,762)	558	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)		700	2.562%	(2,188)	(2,693)	505	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)		700	2.562%	(2,188)	(2,238)	50	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)		355	2.562%	(1,110)	(1,129)	19	CITI
Petroleos Mexicanos	12/20/24	1.000%(Q)		335	4.158%	(16,894)	(10,892)	(6,002)	CITI
Republic of Estonia	12/20/26	1.000%(Q)		450	0.664%	5,375	3,174	2,201	JPM
Republic of Panama	12/20/26	1.000%(Q)		1,430	0.888%	5,978	3,066	2,912	CITI
Republic of Poland	06/20/24	1.000%(Q)		1,045	0.515%	6,406	993	5,413	BNP
U.S. Treasury Notes	12/20/23	0.250%(Q)	EUR	3,050	0.993%	(17,347)	(10,919)	(6,428)	BARC
						$(218,314)	$(133,546)	$(84,768)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	14,513	$(63,909)	$(170,825)	$(106,916)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2023(4)	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)		36,800	4.631%	$36,723	$613,938	$577,215
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)		92,000	0.754%	473,049	1,082,883	609,834
iTraxx.XO.39.V1	06/20/28	5.000%(Q)	EUR	35,985	4.362%	(852,282)	1,081,014	1,933,296
						$(342,510)	$2,777,835	$3,120,345
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio
A53

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Currency swap agreements outstanding at March 31, 2023:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
4,820	3 Month LIBOR(Q)/ 5.193%	JPY	510,000	3 Month JPY LIBOR minus 29.5bps(Q)/ (0.321)%	JPM	02/22/25	$1,004,797	$—	$1,004,797
Interest rate swap agreements outstanding at March 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	10,885	02/19/31	1.398%(S)	6 Month BBSW(2)(S)/ 3.795%	$—	$(1,201,961)	$(1,201,961)
CAD	9,015	02/17/26	1.060%(S)	3 Month CDOR(2)(S)/ 5.028%	(70)	(536,972)	(536,902)
CAD	590	12/03/29	2.650%(S)	3 Month CDOR(1)(S)/ 5.028%	27,286	19,907	(7,379)
CAD	6,000	02/16/31	1.608%(S)	3 Month CDOR(2)(S)/ 5.028%	(119)	(537,353)	(537,234)
CAD	1,500	02/16/41	2.104%(S)	3 Month CDOR(2)(S)/ 5.028%	(47)	(215,170)	(215,123)
CAD	1,155	12/03/42	2.800%(S)	3 Month CDOR(1)(S)/ 5.028%	120,652	95,508	(25,144)
CAD	5,000	02/16/46	2.153%(S)	3 Month CDOR(2)(S)/ 5.028%	(171)	(823,931)	(823,760)
CHF	3,250	02/19/31	(0.042)%(A)	1 Day SARON(2)(S)/ 1.419%	(4,873)	(533,239)	(528,366)
CHF	1,000	03/31/33	1.909%(A)	1 Day SARON(2)(A)/ 1.419%	—	(1,315)	(1,315)
CLP	469,700	02/19/27	2.140%(S)	1 Day CLOIS(2)(S)/ 11.250%	—	(84,895)	(84,895)
CLP	1,375,000	02/06/33	5.200%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(8,306)	(8,306)
CLP	605,000	02/23/33	5.570%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(25,948)	(25,948)
CLP	1,220,000	02/27/33	5.550%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(50,007)	(50,007)
CLP	564,000	03/16/33	5.295%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(8,954)	(8,954)
CNH	582,485	02/23/26	2.921%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	(758)	828,294	829,052
CNH	15,560	08/01/27	2.420%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	—	(29,016)	(29,016)
CNH	30,410	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	—	(64,689)	(64,689)
CNH	134,045	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	—	148,390	148,390
CZK	23,000	05/09/27	4.989%(A)	6 Month PRIBOR(2)(S)/ 7.200%	—	13,276	13,276
DKK	7,500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 3.533%	(34,392)	(130,493)	(96,101)
EUR	63,710	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	(2,329,281)	(2,329,281)
EUR	35,180	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	(2,599,483)	(2,599,483)
EUR	3,939	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/ 2.884%	(1,591)	(875,145)	(873,554)
EUR	2,160	05/11/31	0.750%(A)	1 Day EuroSTR(1)(A)/ 2.884%	14,753	338,827	324,074
EUR	14,525	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	78,217	78,217
EUR	10,400	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 3.341%	—	(42,069)	(42,069)
A54

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest rate swap agreements outstanding at March 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	1,780	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 3.341%	$—	$288,623	$288,623
EUR	1,780	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 3.038%	—	(303,845)	(303,845)
EUR	4,316	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 3.341%	—	679,272	679,272
EUR	4,316	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 3.038%	—	(716,664)	(716,664)
EUR	2,275	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 3.341%	—	246,411	246,411
EUR	2,275	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 3.038%	—	(263,449)	(263,449)
EUR	3,000	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 3.341%	2,488	(40,903)	(43,391)
EUR	3,000	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 3.038%	(1,564)	35,457	37,021
EUR	2,770	05/11/46	1.150%(A)	1 Day EuroSTR(2)(A)/ 2.884%	(23,327)	(750,757)	(727,430)
EUR	2,250	05/11/51	1.200%(A)	1 Day EuroSTR(1)(A)/ 2.884%	20,621	616,347	595,726
EUR	555	05/11/52	1.200%(A)	1 Day EuroSTR(2)(A)/ 2.884%	(47,841)	(153,129)	(105,288)
GBP	1,115	05/08/23	0.950%(A)	1 Day SONIA(1)(A)/ 4.178%	(25,404)	44,545	69,949
GBP	1,500	05/08/23	0.950%(A)	1 Day SONIA(2)(A)/ 4.178%	3,939	(60,672)	(64,611)
GBP	25	05/08/24	0.950%(A)	1 Day SONIA(1)(A)/ 4.178%	633	2,059	1,426
GBP	9,092	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.178%	(339,945)	1,122,572	1,462,517
GBP	6,000	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.178%	59,474	740,808	681,334
GBP	4,030	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.178%	517,838	587,824	69,986
GBP	1,925	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 4.178%	219,395	389,859	170,464
GBP	5,285	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 4.178%	(313,947)	1,063,005	1,376,952
GBP	4,871	05/08/31	1.150%(A)	1 Day SONIA(2)(A)/ 4.178%	256,124	(1,042,172)	(1,298,296)
GBP	1,380	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.178%	(75,399)	294,989	370,388
GBP	1,330	05/08/32	1.150%(A)	1 Day SONIA(2)(A)/ 4.178%	(114,260)	(333,568)	(219,308)
GBP	3,090	02/17/36	0.698%(A)	1 Day SONIA(2)(A)/ 4.178%	—	(1,064,175)	(1,064,175)
GBP	2,535	02/17/41	0.764%(A)	1 Day SONIA(2)(A)/ 4.178%	(64)	(1,077,468)	(1,077,404)
GBP	1,040	05/08/41	1.250%(A)	1 Day SONIA(1)(A)/ 4.178%	(100,352)	391,910	492,262
GBP	555	05/08/42	1.250%(A)	1 Day SONIA(1)(A)/ 4.178%	30,373	215,877	185,504
GBP	5,975	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 4.178%	(623,503)	(2,580,975)	(1,957,472)
GBP	1,720	02/17/51	0.768%(A)	1 Day SONIA(2)(A)/ 4.178%	(45)	(947,194)	(947,149)
HUF	200,000	09/03/30	1.705%(A)	6 Month BUBOR(2)(S)/ 16.000%	(20,729)	(214,395)	(193,666)
HUF	440,000	03/02/33	8.250%(A)	6 Month BUBOR(1)(S)/ 16.000%	—	24,310	24,310
HUF	190,000	03/08/33	8.250%(A)	6 Month BUBOR(1)(S)/ 16.000%	—	9,762	9,762
HUF	488,100	04/03/33	8.225%(A)	6 Month BUBOR(1)(S)/ 16.000%	—	18,719	18,719
ILS	2,880	02/23/31	1.060%(A)	3 Month TELBOR(2)(Q)/ 4.581%	—	(144,807)	(144,807)
JPY	1,195,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.030)%	(15,773)	(15,865)	(92)
JPY	2,205,000	03/06/25	0.197%(A)	1 Day TONAR(2)(A)/ (0.030)%	—	23,215	23,215
JPY	410,000	07/08/25	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.030)%	(19,159)	(14,720)	4,439
JPY	640,000	07/08/27	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.030)%	(67,607)	(66,062)	1,545
JPY	2,000,000	02/24/28	0.050%(S)	1 Day TONAR(2)(S)/ (0.030)%	(893)	(235,089)	(234,196)
JPY	455,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.030)%	(92,748)	(70,042)	22,706
JPY	800,000	07/08/29	(0.050)%(A)	1 Day TONAR(1)(A)/ (0.030)%	162,130	173,259	11,129
JPY	1,620,500	02/19/31	0.135%(S)	1 Day TONAR(2)(S)/ (0.030)%	(4,020)	(423,161)	(419,141)
JPY	1,600,000	02/24/31	0.136%(S)	1 Day TONAR(2)(S)/ (0.030)%	(3,821)	(418,411)	(414,590)
JPY	320,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ (0.030)%	(184,831)	(133,262)	51,569
JPY	1,364,000	02/19/36	0.290%(S)	1 Day TONAR(2)(S)/ (0.030)%	(8,722)	(687,266)	(678,544)
JPY	400,000	07/08/37	0.150%(A)	1 Day TONAR(1)(A)/ (0.030)%	238,416	275,736	37,320
JPY	20,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ (0.030)%	(17,820)	(14,336)	3,484
JPY	2,200,000	02/19/41	0.418%(S)	1 Day TONAR(2)(S)/ (0.030)%	(21,390)	(1,642,486)	(1,621,096)
JPY	800,000	07/08/42	0.300%(A)	1 Day TONAR(1)(A)/ (0.030)%	443,919	729,569	285,650
JPY	90,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ (0.030)%	(118,886)	(88,345)	30,541
JPY	666,500	02/19/46	0.499%(S)	1 Day TONAR(2)(S)/ (0.030)%	(7,930)	(626,106)	(618,176)
JPY	190,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ (0.030)%	(246,447)	(192,461)	53,986
JPY	685,500	02/19/51	0.553%(S)	1 Day TONAR(2)(S)/ (0.030)%	(9,183)	(723,173)	(713,990)
JPY	200,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/ (0.030)%	(275,515)	(233,390)	42,125
KRW	6,001,000	03/02/25	3.810%(Q)	3 Month KWCDC(2)(Q)/ 3.590%	—	37,581	37,581
KRW	10,100,000	02/18/31	1.528%(Q)	3 Month KWCDC(2)(Q)/ 3.590%	—	(885,681)	(885,681)
KRW	1,215,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.590%	—	(105,005)	(105,005)
A55

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest rate swap agreements outstanding at March 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	54,940	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.520%	$(76)	$(252,099)	$(252,023)
NOK	3,845	02/19/31	1.654%(A)	6 Month NIBOR(2)(S)/ 3.960%	—	(38,233)	(38,233)
NZD	1,515	02/22/31	1.584%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(175,339)	(175,339)
PLN	2,000	09/07/30	1.068%(A)	6 Month WIBOR(2)(S)/ 6.950%	(16,458)	(118,504)	(102,046)
SEK	14,000	02/19/31	0.655%(A)	3 Month STIBOR(2)(Q)/ 3.364%	—	(214,936)	(214,936)
SGD	2,135	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 3.584%	12,455	(256,518)	(268,973)
THB	94,000	02/19/31	1.380%(Q)	1 Day THOR(2)(Q)/ 1.740%	—	(201,723)	(201,723)
TWD	109,800	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.492%	—	1,551	1,551
TWD	40,000	02/24/33	1.415%(Q)	3 Month TAIBOR(1)(Q)/ 1.492%	—	(6,408)	(6,408)
	59,260	12/23/23	4.758%(T)	1 Day SOFR(2)(T)/ 4.870%	—	(13,377)	(13,377)
	59,040	01/06/24	4.892%(T)	1 Day SOFR(2)(T)/ 4.870%	—	61,990	61,990
	82,130	02/21/24	5.170%(T)	1 Day SOFR(2)(T)/ 4.870%	—	315,416	315,416
	21,200	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.870%	—	324,353	324,353
	27,136	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.870%	—	500,014	500,014
	61,557	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.870%	—	1,107,794	1,107,794
	6,537	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 4.870%	—	782,447	782,447
					$(709,184)	$(15,016,705)	$(14,307,521)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreement:
MYR	9,500	02/17/31	2.875%(Q)	3 Month KLIBOR(2)(Q)/ 3.620%	$(139,557)	$(97)	$(139,460)	JPM

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)	1 Day USOIS -50bps(T)/ 4.330%	GSI	06/20/23	(32,494)	$1,260,574	$—	$1,260,574
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A56